UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File number: 811-03416

The Calvert Fund

(Exact Name of Registrant as Specified in Charter)

1825 Connecticut Avenue NW, Suite 400, Washington, DC 20009

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Service)

(202) 238-2200

(Registrant’s telephone number)

September 30

Date of Fiscal Year End

March 31, 2022

Date of Reporting Period

Item 1. Report to Stockholders.

Calvert
Core Bond Fund
Semiannual Report
March 31, 2022

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.
Choose Planet-friendly E-delivery!
Sign up now for on-line statements, prospectuses, and fund reports. In less than five minutes you can help reduce paper mail and lower fund costs.
Just go to www.calvert.com. If you already have an online account with the Calvert funds, click on Login to access your Account and select the documents you would like to receive via e-mail.
If you’re new to online account access, click on Login, then Register to create your user name and password. Once you’re in, click on the E-delivery sign-up on the Account Portfolio page and follow the quick, easy steps.
Note: If your shares are not held directly with the Calvert funds but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

Semiannual Report March 31, 2022
Calvert
Core Bond Fund

Calvert
Core Bond Fund
March 31, 2022
Performance

Portfolio Manager(s) Vishal Khanduja, CFA and Brian S. Ellis, CFA, each of Calvert Research and Management
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	12/31/2004	12/31/2004	(6.71)%	(4.90)%	5.17%	5.01%
Class A with 3.75% Maximum Sales Charge	—	—	(10.21)	(8.47)	4.37	4.60
Class I at NAV	01/30/2015	12/31/2004	(6.53)	(4.59)	5.47	5.29

Bloomberg U.S. Aggregate Bond Index	—	—	(5.92)%	(4.15)%	2.14%	2.24%

% Total Annual Operating Expense Ratios[3]	Class A	Class I
Gross	0.93%	0.68%
Net	0.74	0.49
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.
2

Calvert
Core Bond Fund
March 31, 2022
Fund Profile

Asset Allocation (% of total investments)

Credit Quality (% of bond holdings)*

* For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed securities (“ABS”) and mortgage-backed securities (“MBS”)), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of an issuance based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P, Fitch or Kroll (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

3

Calvert
Core Bond Fund
March 31, 2022
Endnotes and Additional Disclosures

[1]	Bloomberg U.S. Aggregate Bond Index is an unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class I is linked to Class A. Performance presented in the Financial Highlights included in the financial statements is not linked. Effective February 1, 2021, the Fund revised its name, objective and principal investment strategies and adopted a policy of investing at least 80% of its net assets in investment grade, U.S. dollar-denominated debt securities.
Calvert Research and Management became the investment adviser to the Fund on December 31, 2016. Performance reflected prior to such date is that of the Fund’s former investment adviser.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 1/31/23. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.
4

Calvert
Core Bond Fund
March 31, 2022
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2021 to March 31, 2022).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (10/1/21)	Ending Account Value (3/31/22)	Expenses Paid During Period* (10/1/21 – 3/31/22)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$ 932.90	$3.57 **	0.74%
Class I	$1,000.00	$ 934.70	$2.36 **	0.49%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.24	$3.73 **	0.74%
Class I	$1,000.00	$1,022.49	$2.47 **	0.49%

*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2021.
**	Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.
5

Calvert
Core Bond Fund
March 31, 2022
Schedule of Investments (Unaudited)

Asset-Backed Securities — 9.1%

Security	Principal Amount (000's omitted)	Value
Coinstar Funding, LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	$297	$ 295,910
Cologix Data Centers US Issuer, LLC, Series 2021-1A, Class A2, 3.30%, 12/26/51(1)	720	696,984
Conn's Receivables Funding, LLC, Series 2021-A, Class A, 1.05%, 5/15/26(1)	281	280,037
DataBank Issuer, Series 2021-2A, Class A2, 2.40%, 10/25/51(1)	205	193,269
DB Master Finance, LLC, Series 2017-1A, Class A2II, 4.03%, 11/20/47(1)	408	410,819
Diamond Infrastructure Funding, LLC, Series 2021-1A, Class A, 1.76%, 4/15/49(1)	255	231,262
Diamond Issuer, Series 2021-1A, Class A, 2.305%, 11/20/51(1)	490	453,939
FOCUS Brands Funding, LLC, Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)	429	427,454
GoodLeap Sustainable Home Solutions Trust, Series 2021-5CS, Class A, 2.31%, 10/20/48(1)	150	137,626
JPMorgan Chase Bank, NA:
Series 2021-2, Class B, 0.889%, 12/26/28(1)	247	242,490
Series 2021-3, Class B, 0.76%, 2/26/29(1)	205	198,754
Lendingpoint Asset Securitization Trust, Series 2022-A, Class A, 1.68%, 6/15/29(1)	300	297,838
Mosaic Solar Loan Trust, Series 2021-1A, Class A, 1.51%, 12/20/46(1)	173	159,355
NRZ Excess Spread-Collateralized Notes, Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	344	331,423
Oportun Funding XIV, LLC, Series 2021-A, Class B, 1.76%, 3/8/28(1)	100	98,245
Oportun Funding, LLC, Series 2022-1, Class A, 3.25%, 6/15/29(1)	577	575,752
Oportun Issuance Trust:
Series 2021-B, Class A, 1.47%, 5/8/31(1)	278	262,642
Series 2021-C, Class A, 2.18%, 10/8/31(1)	1,155	1,088,646
Pagaya AI Debt Selection Trust:
Series 2021-3, Class A, 1.15%, 5/15/29(1)	679	665,211
Series 2021-5, Class A, 1.53%, 8/15/29(1)	464	453,410
Series 2021-HG1, Class A, 1.22%, 1/16/29(1)	154	149,343
Planet Fitness Master Issuer, LLC, Series 2019-1A, Class A2, 3.858%, 12/5/49(1)	611	576,595
SBA Tower Trust, Series 2014-2A, Class C, 3.869%, 10/15/49(1)	500	504,445
ServiceMaster Funding, LLC, Series 2020-1, Class A2II, 3.337%, 1/30/51(1)	338	307,648
Sunnova Helios II Issuer, LLC, Series 2021-A, Class A, 1.80%, 2/20/48(1)	368	343,538
Sunnova Helios VII Issuer, LLC, Series 2021-C, Class B, 2.33%, 10/20/48(1)	729	659,198
Security	Principal Amount (000's omitted)	Value
Sunrun Demeter Issuer, LLC, Series 2021-2A, Class A, 2.27%, 1/30/57(1)	$169	$ 154,090
TES, LLC, Series 2017-1A, Class A, 4.33%, 10/20/47(1)	270	266,706
Theorem Funding Trust, Series 2021-1A, Class A, 1.21%, 12/15/27(1)	317	312,689
Vantage Data Centers Issuer, LLC, Series 2021-1A, Class A2, 2.165%, 10/15/46(1)	140	130,840
Total Asset-Backed Securities (identified cost $11,278,497)		$ 10,906,158

Collateralized Mortgage Obligations — 1.2%

Security	Principal Amount (000's omitted)	Value
Bellemeade Re, Ltd.:
Series 2021-1A, Class M1A, 1.849%, (30-day average SOFR + 1.75%), 3/25/31(1)(2)	$128	$ 128,758
Series 2021-2A, Class M1A, 1.299%, (30-day average SOFR + 1.20%), 6/25/31(1)(2)	357	356,010
Series 2021-3A, Class A2, 1.099%, (30-day average SOFR + 1.00%), 9/25/31(1)(2)	150	148,737
Eagle Re, Ltd., Series 2021-1, Class M1A, 1.799%, (30-day average SOFR + 1.70%), 10/25/33(1)(2)	178	178,230
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2021-DNA3, Class M1, 0.849%, (30-day average SOFR + 0.75%), 10/25/33(1)(2)	140	138,640
Series 2022-DNA2, Class M1A, 1.399%, (30-day average SOFR + 1.30%), 2/25/42(1)(2)	260	258,666
FMC GMSR Issuer Trust, Series 2021-GT2, Class A, 3.85%, 10/25/26(1)(3)	200	185,487
Total Collateralized Mortgage Obligations (identified cost $1,414,152)		$ 1,394,528

Commercial Mortgage-Backed Securities — 3.3%

Security	Principal Amount (000's omitted)	Value
BX Commercial Mortgage Trust:
Series 2019-XL, Class A, 1.317%, (1 mo. USD LIBOR + 0.92%), 10/15/36(1)(2)	$313	$ 311,685
Series 2021-VOLT, Class B, 1.347%, (1 mo. USD LIBOR + 0.95%), 9/15/36(1)(2)	522	506,116
Series 2021-VOLT, Class C, 1.497%, (1 mo. USD LIBOR + 1.10%), 9/15/36(1)(2)	246	236,955
Series 2021-VOLT, Class D, 2.047%, (1 mo. USD LIBOR + 1.65%), 9/15/36(1)(2)	180	174,165
Extended Stay America Trust:
Series 2021-ESH, Class A, 1.477%, (1 mo. USD LIBOR + 1.08%), 7/15/38(1)(2)	201	198,635

6
See Notes to Financial Statements.

Calvert
Core Bond Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Extended Stay America Trust: (continued)
Series 2021-ESH, Class C, 2.097%, (1 mo. USD LIBOR + 1.70%), 7/15/38(1)(2)	$306	$ 302,304
Federal National Mortgage Association, Series 2018-M13, Class A2, 3.87%, 9/25/30(3)	809	867,163
Hawaii Hotel Trust, Series 2019-MAUI, Class A, 1.547%, (1 mo. USD LIBOR + 1.15%), 5/15/38(1)(2)	428	424,978
Morgan Stanley Capital I Trust, Series 2017-CLS, Class A, 1.097%, (1 mo. USD LIBOR + 0.70%), 11/15/34(1)(2)(4)	191	190,170
SLG Office Trust, Series 2021-OVA, Class A, 2.585%, 7/15/41(1)	410	382,033
VMC Finance, LLC, Series 2021-HT1, Class A, 2.118%, (1 mo. USD LIBOR + 1.65%), 1/18/37(1)(2)	310	304,237
Total Commercial Mortgage-Backed Securities (identified cost $4,070,753)		$ 3,898,441

Corporate Bonds — 42.4%

Security	Principal Amount (000's omitted)	Value
Communications — 3.7%
AT&T, Inc.:
3.50%, 9/15/53	$439	$ 386,875
3.80%, 12/1/57	664	608,436
4.90%, 6/15/42	642	695,827
Charter Communications Operating, LLC/Charter Communications Operating Capital, 4.80%, 3/1/50	569	542,207
Comcast Corp.:
2.887%, 11/1/51(1)	644	545,615
4.25%, 1/15/33	503	544,254
Rogers Communications, Inc., 3.80%, 3/15/32(1)	168	166,909
SES Global Americas Holdings GP, 5.30%, 3/25/44(1)	219	213,062
SES S.A., 5.30%, 4/4/43(1)	130	126,789
T-Mobile USA, Inc.:
2.25%, 11/15/31	367	321,626
2.55%, 2/15/31	145	131,715
2.625%, 4/15/26	161	153,984
		$ 4,437,299
Consumer, Cyclical — 1.9%
Aptiv PLC, 3.10%, 12/1/51	$935	$ 745,418
Aptiv PLC/Aptiv Corp., 3.25%, 3/1/32(5)	99	93,957
Bath & Body Works, Inc., 6.625%, 10/1/30(1)	131	137,704
Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, 10/20/28(1)	138	139,298
Dick's Sporting Goods, Inc., 4.10%, 1/15/52	684	585,484
Home Depot, Inc. (The), 4.40%, 3/15/45	203	223,651
Security	Principal Amount (000's omitted)	Value
Consumer, Cyclical (continued)
Hyatt Hotels Corp.:
1.30%, 10/1/23	$94	$ 91,651
1.80%, 10/1/24	39	37,559
Nordstrom, Inc.:
4.25%, 8/1/31(5)	76	69,404
5.00%, 1/15/44(5)	223	200,142
		$ 2,324,268
Consumer, Non-cyclical — 2.6%
Ashtead Capital, Inc., 4.25%, 11/1/29(1)	$304	$ 302,916
Block Financial, LLC, 3.875%, 8/15/30	437	429,923
Centene Corp., 4.625%, 12/15/29	312	315,070
Coca-Cola Femsa SAB de CV, 1.85%, 9/1/32	220	191,319
Conservation Fund (The), Green Bonds, 3.474%, 12/15/29	190	190,028
CVS Health Corp., 4.30%, 3/25/28	136	142,502
CVS Pass-Through Trust, 6.036%, 12/10/28	166	178,171
Ford Foundation (The), 2.415%, 6/1/50(5)	270	223,475
Kaiser Foundation Hospitals, 3.15%, 5/1/27	224	223,771
Merck & Co., Inc., 2.45%, 6/24/50	222	185,154
Pfizer, Inc., 2.625%, 4/1/30	160	155,528
Royalty Pharma PLC, 3.35%, 9/2/51(5)	462	371,716
Smithfield Foods, Inc., 2.625%, 9/13/31(1)	283	248,995
		$ 3,158,568
Energy — 0.6%
TerraForm Power Operating, LLC, 4.75%, 1/15/30(1)	$717	$ 700,796
		$ 700,796
Financial — 21.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.50%, 7/15/25	$495	$ 524,602
Affiliated Managers Group, Inc., 3.30%, 6/15/30	393	383,662
Agree, L.P., 2.00%, 6/15/28	94	85,340
Air Lease Corp., 2.875%, 1/15/26	440	425,244
Andrew W. Mellon Foundation (The), 0.947%, 8/1/27	300	272,107
Aon Corp., 2.80%, 5/15/30	336	320,492
Aon Corp./Aon Global Holdings PLC, 2.85%, 5/28/27	140	137,202
Australia & New Zealand Banking Group, Ltd., 2.95% to 7/22/25, 7/22/30(1)(6)	316	304,450
Banco de Chile, 2.99%, 12/9/31(1)(5)	200	184,851
Banco Santander S.A.:
1.722% to 9/14/26, 9/14/27(6)	200	180,936
4.175% to 3/24/27, 3/24/28(6)	200	201,149
Bank of America Corp.:
1.734% to 7/22/26, 7/22/27(6)	240	223,101

7
See Notes to Financial Statements.

Calvert
Core Bond Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Financial (continued)
Bank of America Corp.: (continued)
2.087% to 6/14/28, 6/14/29(6)	$243	$ 222,214
2.299% to 7/21/31, 7/21/32(6)	697	621,286
2.572% to 10/20/31, 10/20/32(6)	227	206,622
3.824% to 1/20/27, 1/20/28(6)	2,637	2,670,464
3.846% to 3/8/32, 3/8/37(6)	444	425,803
BankUnited, Inc., 5.125%, 6/11/30	310	319,967
Boston Properties, L.P., 2.45%, 10/1/33	725	629,935
Brookfield Finance, Inc., 4.70%, 9/20/47	485	516,163
Brown & Brown, Inc.:
2.375%, 3/15/31	58	51,040
4.20%, 3/17/32(5)	105	106,846
Capital One Financial Corp.:
3.273% to 3/1/29, 3/1/30(6)	248	239,717
3.75%, 7/28/26	212	213,353
4.20%, 10/29/25	300	307,205
CI Financial Corp.:
3.20%, 12/17/30	280	255,581
4.10%, 6/15/51	308	272,692
Citigroup, Inc.:
1.281% to 11/3/24, 11/3/25(6)	73	69,534
1.57%, (SOFR + 1.28%), 2/24/28(2)	368	369,418
3.785% to 3/17/32, 3/17/33(6)	345	342,399
4.00% to 12/10/25(6)(7)	415	399,437
4.125%, 7/25/28	300	305,139
4.65%, 7/23/48	210	238,208
5.316% to 3/26/40, 3/26/41(6)	647	759,964
Corporate Office Properties L.P., 2.90%, 12/1/33	197	174,165
Discover Bank, 4.682% to 8/9/23, 8/9/28(6)	696	706,129
Extra Space Storage, L.P., 2.55%, 6/1/31	300	271,178
GA Global Funding Trust:
2.25%, 1/6/27(1)	553	517,073
2.90%, 1/6/32(1)	738	671,977
Goldman Sachs Group, Inc. (The):
1.948% to 10/21/26, 10/21/27(6)	336	312,731
2.65% to 10/21/31, 10/21/32(6)	237	214,783
3.615% to 3/15/27, 3/15/28(6)	266	265,959
HAT Holdings I, LLC/HAT Holdings II, LLC, 3.375%, 6/15/26(1)	254	241,652
HSBC Holdings PLC, 2.251% to 11/22/26, 11/22/27(6)	303	282,663
Iron Mountain, Inc., 4.50%, 2/15/31(1)	310	286,688
JPMorgan Chase & Co.:
0.87%, (SOFR + 0.58%), 3/16/24(2)	141	140,605
1.47% to 9/22/26, 9/22/27(6)	328	302,644
1.47%, (SOFR + 1.18%), 2/24/28(2)	501	501,109
2.739% to 10/15/29, 10/15/30(6)	234	221,382
Security	Principal Amount (000's omitted)	Value
Financial (continued)
JPMorgan Chase & Co.: (continued)
2.956% to 5/13/30, 5/13/31(6)	$225	$ 210,922
4.493% to 3/24/30, 3/24/31(6)	499	529,555
KKR Group Finance Co. VII, LLC, 3.625%, 2/25/50(1)	695	623,797
Macquarie Bank, Ltd.:
3.052% to 3/3/31, 3/3/36(1)(6)	246	216,997
3.624%, 6/3/30(1)	554	522,949
Nationwide Building Society, 4.125% to 10/18/27, 10/18/32(1)(6)	600	591,480
PNC Financial Services Group, Inc. (The), 2.20%, 11/1/24	600	593,424
Primerica, Inc., 2.80%, 11/19/31	134	123,781
Principal Financial Group, Inc., 4.625%, 9/15/42	308	327,922
Radian Group, Inc., 4.875%, 3/15/27	295	296,851
Sabra Health Care, L.P., 3.20%, 12/1/31(5)	305	272,696
Standard Chartered PLC:
1.214% to 3/23/24, 3/23/25(1)(6)	200	191,035
1.456% to 1/14/26, 1/14/27(1)(5)(6)	243	221,270
1.822% to 11/23/24, 11/23/25(1)(6)	200	190,193
Stifel Financial Corp., 4.00%, 5/15/30	235	237,946
Synovus Bank/Columbus, GA, 4.00% to 10/29/25, 10/29/30(6)	373	370,041
Synovus Financial Corp., 5.90% to 2/7/24, 2/7/29(5)(6)	365	374,162
Truist Financial Corp., 5.10% to 3/1/30(6)(7)	232	236,408
UBS AG, 1.25%, 6/1/26(1)	236	217,301
UBS Group AG, 2.095% to 2/11/31, 2/11/32(1)(6)	495	433,735
United Overseas Bank, Ltd., 3.863% to 10/7/27, 10/7/32(1)(6)(8)	338	338,000
Westpac Banking Corp., 3.02% to 11/18/31, 11/18/36(6)	244	217,209
		$ 25,234,535
Government - Multinational — 4.2%
Asian Development Bank, 3.125%, 9/26/28	$291	$ 302,242
European Bank for Reconstruction & Development, 1.50%, 2/13/25	305	295,815
European Investment Bank:
1.625%, 5/13/31	585	549,301
2.375%, 5/24/27	860	854,900
2.875%, 6/13/25(1)	1,942	1,961,662
Inter-American Development Bank, 0.875%, 4/3/25	241	229,316
International Bank for Reconstruction & Development, 3.125%, 11/20/25	861	875,960
		$ 5,069,196
Government - Regional — 0.5%
Kommuninvest I Sverige AB, 0.375%, 6/19/24(1)	$600	$ 573,226
		$ 573,226

8
See Notes to Financial Statements.

Calvert
Core Bond Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Industrial — 1.6%
FedEx Corp., 4.55%, 4/1/46	$612	$ 642,645
Jabil, Inc., 3.60%, 1/15/30	376	364,904
Owens Corning, 3.95%, 8/15/29	519	528,905
Valmont Industries, Inc., 5.00%, 10/1/44	350	373,208
		$ 1,909,662
Technology — 2.0%
Apple, Inc., 3.45%, 2/9/45	$400	$ 398,494
DXC Technology Co., 2.375%, 9/15/28	104	94,163
HP, Inc., 4.00%, 4/15/29	195	194,449
Kyndryl Holdings, Inc.:
2.05%, 10/15/26(1)	237	211,937
2.70%, 10/15/28(1)	646	560,229
Microsoft Corp., 2.525%, 6/1/50	266	230,454
Oracle Corp., 4.125%, 5/15/45	220	198,161
Seagate HDD Cayman, 5.75%, 12/1/34(5)	316	323,747
Western Digital Corp., 4.75%, 2/15/26	158	160,637
		$ 2,372,271
Utilities — 4.2%
AES Corp. (The), 2.45%, 1/15/31	$386	$ 345,814
American Water Capital Corp.:
2.30%, 6/1/31	643	587,375
3.75%, 9/1/47	658	644,974
Avangrid, Inc., 3.80%, 6/1/29	422	428,728
Consolidated Edison Co. of New York, Inc.:
3.35%, 4/1/30	257	256,478
4.00%, 11/15/57	420	412,346
Enel Finance International NV, 1.375%, 7/12/26(1)	201	184,788
MidAmerican Energy Co., 4.25%, 7/15/49	757	829,591
NextEra Energy Capital Holdings, Inc., 1.90%, 6/15/28	219	202,223
NextEra Energy Operating Partners, L.P., 4.50%, 9/15/27(1)	620	618,338
Northern States Power Co., 2.60%, 6/1/51	317	269,419
Terraform Global Operating, LLC, 6.125%, 3/1/26(1)	225	225,122
		$ 5,005,196
Total Corporate Bonds (identified cost $52,838,593)		$ 50,785,017

High Social Impact Investments — 0.2%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(9)(10)	$250	$ 237,982
Total High Social Impact Investments (identified cost $250,000)		$ 237,982

Preferred Stocks — 0.3%

Security	Shares	Value
Wireless Telecommunication Services — 0.3%
United States Cellular Corp., 5.50%	16,400	$ 368,180
Total Preferred Stocks (identified cost $410,000)		$ 368,180

Sovereign Government Bonds — 1.2%

Security	Principal Amount (000's omitted)	Value
Kreditanstalt fuer Wiederaufbau:
1.00%, 10/1/26	$934	$ 875,256
1.75%, 9/14/29	635	604,347
Total Sovereign Government Bonds (identified cost $1,561,411)		$ 1,479,603

Taxable Municipal Obligations — 3.1%

Security	Principal Amount (000's omitted)	Value
General Obligations — 1.0%
Massachusetts, Green Bonds, 3.277%, 6/1/46	$1,300	$ 1,209,364
		$ 1,209,364
Special Tax Revenue — 0.2%
California Health Facilities Financing Authority, (No Place Like Home Program):
2.984%, 6/1/33	$155	$ 143,778
3.034%, 6/1/34	110	101,415
		$ 245,193
Water and Sewer — 1.9%
District of Columbia Water & Sewer Authority, Green Bonds, 4.814%, 10/1/2114	$555	$ 624,991
San Diego County Water Authority, CA, Green Bonds, 1.951%, 5/1/34	185	161,973

9
See Notes to Financial Statements.

Calvert
Core Bond Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
San Francisco City and County Public Utilities Commission, CA, Water Revenue, Green Bonds, 3.303%, 11/1/39	$1,530	$ 1,453,653
		$ 2,240,617
Total Taxable Municipal Obligations (identified cost $3,929,392)		$ 3,695,174

U.S. Government Agencies and Instrumentalities — 0.3%

Security	Principal Amount (000's omitted)	Value
U.S. Department of Housing and Urban Development:
3.435%, 8/1/34	$145	$ 152,003
3.485%, 8/1/35	85	90,437
3.585%, 8/1/37	150	165,369
Total U.S. Government Agencies and Instrumentalities (identified cost $414,343)		$ 407,809

U.S. Government Agency Mortgage-Backed Securities — 16.4%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp., 3.00%, 4/1/51	$283	$ 277,474
Federal National Mortgage Association:
3.00%, 30-Year, TBA(11)	6,400	6,260,503
3.50%, 30-Year, TBA(11)	5,577	5,566,979
4.00%, 30-Year, TBA(11)	6,400	6,508,503
Pool #FM6803, 2.00%, 4/1/51	188	176,493
Pool #FM7023, 3.00%, 7/1/49	174	171,697
Government National Mortgage Association II:
Pool #CB2653, 2.50%, 3/20/51	256	247,749
Pool #CB8629, 2.50%, 4/20/51	379	367,389
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $19,669,312)		$ 19,576,787

U.S. Treasury Obligations — 22.4%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
1.375%, 8/15/50	$375	$ 289,043
1.875%, 2/15/41	347	309,243
2.00%, 2/15/50	355	320,207
2.00%, 8/15/51	150	135,375
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds: (continued)
2.375%, 2/15/42	$500	$ 482,422
U.S. Treasury Notes:
0.125%, 12/31/22	2,287	2,265,226
0.25%, 3/15/24	7,515	7,220,564
0.375%, 11/30/25	6,185	5,718,666
0.375%, 12/31/25	811	749,019
0.375%, 9/30/27	67	59,829
0.75%, 12/31/23	675	657,624
0.875%, 1/31/24	5,725	5,580,086
1.00%, 7/31/28	266	243,437
1.125%, 2/29/28	1,068	990,528
1.25%, 3/31/28	476	444,084
1.25%, 4/30/28	65	60,564
1.25%, 6/30/28	375	348,911
1.375%, 10/31/28	198	185,138
1.375%, 11/15/31	42	38,548
1.50%, 1/31/27	626	598,319
1.875%, 2/28/27(5)	100	97,336
Total U.S. Treasury Obligations (identified cost $27,525,110)		$ 26,794,169

Short-Term Investments — 17.3%
Affiliated Fund — 15.8%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.14%(12)	18,846,197	$ 18,844,312
Total Affiliated Fund (identified cost $18,844,888)		$ 18,844,312
Securities Lending Collateral — 1.5%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.29%(13)	1,840,975	$ 1,840,975
Total Securities Lending Collateral (identified cost $1,840,975)		$ 1,840,975
Total Short-Term Investments (identified cost $20,685,863)		$ 20,685,287
Total Investments — 117.2% (identified cost $144,047,426)		$140,229,135
Other Assets, Less Liabilities — (17.2)%		$ (20,606,571)
Net Assets — 100.0%		$ 119,622,564

10
See Notes to Financial Statements.

Calvert
Core Bond Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2022, the aggregate value of these securities is $28,002,798 or 23.4% of the Fund's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at March 31, 2022.
(3)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at March 31, 2022.
(4)	Represents an investment in an issuer that may be deemed to be an affiliate (see Note 8).
(5)	All or a portion of this security was on loan at March 31, 2022. The aggregate market value of securities on loan at March 31, 2022 was $2,017,969.
(6)	Security converts to variable rate after the indicated fixed-rate coupon period.
(7)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(8)	When-issued security.
(9)	May be deemed to be an affiliated company (see Note 8).
(10)	Restricted security. Total market value of restricted securities amounts to $237,982, which represents 0.2% of the net assets of the Fund as of March 31, 2022.
(11)	TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date are determined upon settlement.
(12)	Affiliated investment company, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2022.
(13)	Represents investment of cash collateral received in connection with securities lending.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	23	Long	6/30/22	$4,874,203	$ (61,327)
U.S. 5-Year Treasury Note	17	Long	6/30/22	1,949,688	(54,217)
U.S. 10-Year Treasury Note	3	Long	6/21/22	368,625	(10,037)
U.S. Ultra 10-Year Treasury Note	(6)	Short	6/21/22	(812,813)	2,639
					$(122,942)
Restricted Securities
Description	Acquisition Date	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	12/14/20	$250,000

Abbreviations:
LIBOR	– London Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate
TBA	– To Be Announced
11
See Notes to Financial Statements.

Calvert
Core Bond Fund
March 31, 2022
Statement of Assets and Liabilities (Unaudited)

March 31, 2022
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $124,761,430) - including $2,017,969 of securities on loan	$ 120,956,671
Investments in securities of affiliated issuers, at value (identified cost $19,285,996)	19,272,464
Receivable for variation margin on open futures contracts	3,792
Cash	270,016
Deposits at broker for futures contracts	249,241
Receivable for investments sold	2,195,167
Receivable for capital shares sold	5,197,318
Interest receivable	554,535
Dividends and interest receivable - affiliated	2,262
Securities lending income receivable	355
Receivable from affiliate	8,391
Trustees' deferred compensation plan	67,526
Total assets	$148,777,738
Liabilities
Payable for investments purchased	$ 8,067,483
Payable for when-issued securities/forward purchase commitments	18,955,855
Payable for capital shares redeemed	121,541
Distributions payable	2,638
Deposits for securities loaned	1,840,975
Payable to affiliates:
Investment advisory fee	28,802
Administrative fee	11,521
Distribution and service fees	9,944
Sub-transfer agency fee	6,244
Trustees' deferred compensation plan	67,526
Accrued expenses	42,645
Total liabilities	$ 29,155,174
Net Assets	$119,622,564
Sources of Net Assets
Paid-in capital	$ 124,520,168
Accumulated loss	(4,897,604)
Net Assets	$119,622,564
Class A Shares
Net Assets	$ 45,633,274
Shares Outstanding	2,646,556
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 17.24
Maximum Offering Price Per Share (100 ÷ 96.25 of net asset value per share)	$ 17.91
Class I Shares
Net Assets	$ 73,989,290
Shares Outstanding	4,284,979
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 17.27

On sales of $50,000 or more, the offering price of Class A shares is reduced.
12
See Notes to Financial Statements.

Calvert
Core Bond Fund
March 31, 2022
Statement of Operations (Unaudited)

Six Months Ended
March 31, 2022
Investment Income
Dividend income	$ 11,747
Dividend income - affiliated issuers	2,254
Interest income (net of foreign taxes withheld of $74)	963,153
Interest income - affiliated issuers	2,686
Securities lending income, net	1,945
Total investment income	$ 981,785
Expenses
Investment advisory fee	$ 144,133
Administrative fee	57,653
Distribution and service fees:
Class A	60,386
Trustees' fees and expenses	2,105
Custodian fees	8,099
Transfer agency fees and expenses	51,936
Accounting fees	10,835
Professional fees	16,464
Registration fees	22,762
Reports to shareholders	4,147
Miscellaneous	7,603
Total expenses	$ 386,123
Waiver and/or reimbursement of expenses by affiliate	$ (90,031)
Net expenses	$ 296,092
Net investment income	$ 685,693
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$ (983,585)
Investment securities - affiliated issuers	(1,063)
Futures contracts	224,643
Net realized loss	$ (760,005)
Change in unrealized appreciation (depreciation):
Investment securities	$ (6,521,403)
Investment securities - affiliated issuers	(9,218)
Futures contracts	(264,772)
Net change in unrealized appreciation (depreciation)	$(6,795,393)
Net realized and unrealized loss	$(7,555,398)
Net decrease in net assets from operations	$(6,869,705)
13
See Notes to Financial Statements.

Calvert
Core Bond Fund
March 31, 2022
Statements of Changes in Net Assets

	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 685,693	$ 1,698,245
Net realized gain (loss)	(760,005)	4,756,779
Net change in unrealized appreciation (depreciation)	(6,795,393)	(4,484,122)
Net increase (decrease) in net assets from operations	$ (6,869,705)	$ 1,970,902
Distributions to shareholders:
Class A	$ (2,577,957)	$ (2,248,977)
Class I	(2,263,878)	(2,354,165)
Total distributions to shareholders	$ (4,841,835)	$ (4,603,142)
Capital share transactions:
Class A	$ 870,905	$ (1,041,947)
Class I	37,417,200	(10,254,139)
Net increase (decrease) in net assets from capital share transactions	$ 38,288,105	$ (11,296,086)
Net increase (decrease) in net assets	$ 26,576,565	$ (13,928,326)
Net Assets
At beginning of period	$ 93,045,999	$106,974,325
At end of period	$119,622,564	$ 93,045,999
14
See Notes to Financial Statements.

Calvert
Core Bond Fund
March 31, 2022
Financial Highlights

	Class A
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30,
		2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 19.49	$ 19.97	$ 18.45	$ 16.07	$ 17.10	$ 18.22
Income (Loss) From Operations
Net investment income(1)	$ 0.12	$ 0.30	$ 0.51	$ 0.56	$ 0.55	$ 0.53
Net realized and unrealized gain (loss)	(1.37)	0.06	1.53	2.39	(1.03)	(0.49)
Total income (loss) from operations	$ (1.25)	$ 0.36	$ 2.04	$ 2.95	$ (0.48)	$ 0.04
Less Distributions
From net investment income	$ (0.14)	$ (0.30)	$ (0.52)	$ (0.57)	$ (0.55)	$ (0.53)
From net realized gain	(0.86)	(0.54)	—	—	—	(0.63)
Total distributions	$ (1.00)	$ (0.84)	$ (0.52)	$ (0.57)	$ (0.55)	$ (1.16)
Net asset value — End of period	$ 17.24	$ 19.49	$ 19.97	$ 18.45	$ 16.07	$ 17.10
Total Return(2)	(6.71)% (3)	1.79%	11.21%	18.81%	(2.83)%	0.63%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$45,633	$50,647	$52,965	$51,709	$47,010	$80,060
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.93% (5)	0.97%	1.05%	1.14%	1.13%	1.12%
Net expenses	0.74% (5)	0.80%	0.92%	0.92%	0.92%	1.02%
Net investment income	1.30% (5)	1.52%	2.70%	3.33%	3.31%	3.14%
Portfolio Turnover	126% (3)(6)	195% (6)	52%	43%	51%	86%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes the effect of To Be Announced (TBA) transactions.
15
See Notes to Financial Statements.

Calvert
Core Bond Fund
March 31, 2022
Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30,
		2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 19.51	$ 20.00	$ 18.47	$ 16.08	$ 17.11	$ 18.22
Income (Loss) From Operations
Net investment income(1)	$ 0.14	$ 0.36	$ 0.56	$ 0.60	$ 0.62	$ 0.61
Net realized and unrealized gain (loss)	(1.36)	0.04	1.54	2.41	(1.05)	(0.48)
Total income (loss) from operations	$ (1.22)	$ 0.40	$ 2.10	$ 3.01	$ (0.43)	$ 0.13
Less Distributions
From net investment income	$ (0.16)	$ (0.35)	$ (0.57)	$ (0.62)	$ (0.60)	$ (0.61)
From net realized gain	(0.86)	(0.54)	—	—	—	(0.63)
Total distributions	$ (1.02)	$ (0.89)	$ (0.57)	$ (0.62)	$ (0.60)	$ (1.24)
Net asset value — End of period	$ 17.27	$ 19.51	$ 20.00	$ 18.47	$ 16.08	$ 17.11
Total Return(2)	(6.53)% (3)	1.99%	11.53%	19.14%	(2.57)%	1.17%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$73,989	$42,399	$54,009	$33,302	$19,212	$13,124
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.67% (5)	0.72%	0.80%	0.87%	0.89%	0.93%
Net expenses	0.49% (5)	0.55%	0.67%	0.63%	0.55%	0.55%
Net investment income	1.54% (5)	1.81%	2.93%	3.53%	3.72%	3.60%
Portfolio Turnover	126% (3)(6)	195% (6)	52%	43%	51%	86%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes the effect of To Be Announced (TBA) transactions.
16
See Notes to Financial Statements.

Calvert
Core Bond Fund
March 31, 2022
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert Core Bond Fund (the Fund) is a diversified series of The Calvert Fund (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek total return with an emphasis on income. The Fund invests primarily in investment grade, U.S. dollar denominated securities.
The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Effective April 29, 2022, the maximum sales charge payable upon purchase of Class A shares was reduced to 3.25%. A contingent deferred sales charge of 0.80% (0.75% effective April 29, 2022) may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class I shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Debt Securities. Debt securities are generally valued based on valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Affiliated Fund. Calvert Cash Reserves Fund, LLC (Cash Reserves Fund) is an affiliated investment company managed by Calvert Research and Management (CRM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day and are categorized as Level 2 in the hierarchy. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.
Other Securities. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund's adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that most fairly reflects the
17

Calvert
Core Bond Fund
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of March 31, 2022, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$ 10,906,158	$ —	$ 10,906,158
Collateralized Mortgage Obligations	—	1,394,528	—	1,394,528
Commercial Mortgage-Backed Securities	—	3,898,441	—	3,898,441
Corporate Bonds	—	50,785,017	—	50,785,017
High Social Impact Investments	—	237,982	—	237,982
Preferred Stocks	368,180	—	—	368,180
Sovereign Government Bonds	—	1,479,603	—	1,479,603
Taxable Municipal Obligations	—	3,695,174	—	3,695,174
U.S. Government Agencies and Instrumentalities	—	407,809	—	407,809
U.S. Government Agency Mortgage-Backed Securities	—	19,576,787	—	19,576,787
U.S. Treasury Obligations	—	26,794,169	—	26,794,169
Short-Term Investments:
Affiliated Fund	—	18,844,312	—	18,844,312
Securities Lending Collateral	1,840,975	—	—	1,840,975
Total Investments	$2,209,155	$138,019,980	$ —	$140,229,135
Futures Contracts	$ 2,639	$ —	$ —	$ 2,639
Total	$2,211,794	$138,019,980	$ —	$140,231,774
Liability Description
Futures Contracts	$ (125,581)	$ —	$ —	$ (125,581)
Total	$ (125,581)	$ —	$ —	$ (125,581)
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Non-cash dividends are recorded at the fair value of the securities received. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note.
C  Share Class Accounting— Realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class's paid shares to the total value of all paid shares. Expenses arising in connection with a specific class are charged directly to that class.
D  Futures Contracts— The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting
18

Calvert
Core Bond Fund
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
E  Restricted Securities— The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of the Schedule of Investments.
F  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund declares income distributions daily to shareholders of record at the time of declaration and generally pays them monthly. The Fund makes distributions of net realized capital gains, if any, at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
G  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
H   Indemnifications— Under the Trust’s organizational document, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and provides that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders or former shareholders. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
J  When-Issued Securities and Delayed Delivery Transactions— The Fund may purchase securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract. A forward purchase commitment may be closed by entering into an offsetting commitment. If an offsetting commitment is entered into, the Fund will realize a gain or loss on investments based on the price established when the Fund entered into the commitment.
K  Interim Financial Statements— The interim financial statements relating to March 31, 2022 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by CRM, an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.30% of the Fund’s average daily net assets and is payable monthly. For the six months ended March 31, 2022, the investment advisory fee amounted to $144,133 or 0.30% (annualized) of the Fund's average daily net assets. CRM does not receive a fee for advisory services provided to Cash Reserves Fund.
19

Calvert
Core Bond Fund
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.74% and 0.49% for Class A and Class I, respectively, of such class's average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after January 31, 2023. For the six months ended March 31, 2022, CRM waived or reimbursed expenses of $90,031.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A and Class I and is payable monthly. For the six months ended March 31, 2022, CRM was paid administrative fees of $57,653.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2022 amounted to $60,386 for Class A shares.
The Fund was informed that EVD received $4,656 as its portion of the sales charge on sales of Class A shares and $134 of contingent deferred sales charges paid by Fund shareholders for the six months ended March 31, 2022.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2022, sub-transfer agency fees and expenses incurred to EVM amounted to $6,254 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Trustee of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $214,000 ($154,000 prior to January 1, 2022), plus an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee. The Board chair receives an additional $30,000 annual fee, Committee chairs receive an additional $6,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Trustees may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Trustees. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Trustees’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Trustees of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
During the six months ended March 31, 2022, the cost of purchases and proceeds from sales of investments, other than U.S. government and agency securities and short-term securities and including paydowns and TBA transactions, were $28,841,719 and $9,974,295, respectively. Purchases and sales of U.S. government and agency securities, including paydowns and TBA transactions, were $132,652,180 and $123,925,080, respectively.
4  Distributions to Shareholders and Income Tax Information
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at March 31, 2022, as determined on a federal income tax basis, were as follows:
Aggregate cost	$144,098,035
Gross unrealized appreciation	$ 297,813
Gross unrealized depreciation	(4,289,655)
Net unrealized depreciation	$ (3,991,842)
5  Financial Instruments
A summary of futures contracts outstanding at March 31, 2022 is included in the Schedule of Investments.
During the six months ended March 31, 2022, the Fund used futures contracts to hedge interest rate risk and to manage duration.
20

Calvert
Core Bond Fund
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

At March 31, 2022, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk was as follows:
Derivative	Statement of Assets and Liabilities Caption	Assets	Liabilities
Futures contracts	Accumulated loss	$2,639 (1)	$(125,581) (1)

(1)	Only the current day's variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended March 31, 2022 was as follows:
Statement of Operations Caption
Derivative	Net realized gain (loss): Futures contracts	Change in unrealized appreciation (depreciation): Futures contracts
Futures contracts	$ 224,643	$ (264,772)
The average notional cost of futures contracts (long) and futures contracts (short) outstanding during the six months ended March 31, 2022 was approximately $9,953,000 and $7,823,000, respectively.
6  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At March 31, 2022, the total value of securities on loan, including accrued interest, was $2,034,128 and the total value of collateral received was $2,064,967, comprised of cash of $1,840,975 and U.S. government and/or agencies securities of $223,992.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2022.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Corporate Bonds	$ 1,743,465	$ —	$ —	$ —	$ 1,743,465
U.S. Treasury Obligations	97,510	—	—	—	97,510
Total	$1,840,975	$ —	$ —	$ —	$1,840,975
The carrying amount of the liability for deposits for securities loaned at March 31, 2022 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2022.
21

Calvert
Core Bond Fund
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

7  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in an $800 million unsecured line of credit with a group of banks, which is in effect through October 25, 2022. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2021, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings outstanding pursuant to its line of credit at March 31, 2022. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2022.
8  Affiliated Issuers and Funds
The Fund has invested a portion of its assets in notes (the Notes) issued by Calvert Impact Capital, Inc. (CIC) pursuant to exemptive relief granted by the U.S. Securities and Exchange Commission (the SEC). There are certain potential points of affiliation between the Fund and CIC. CRM has licensed use of the Calvert name to CIC and provides other types of support. CRM’s President and Chief Executive Officer (and the only director/trustee on the Fund Board that is an “interested person” of the Fund) serves on the CIC Board. In addition, another director/trustee on the Fund Board serves as a director emeritus on the CIC Board.
In addition to the Notes, the Fund invested in issuers that may be deemed to be affiliated with Morgan Stanley. At March 31, 2022, the value of the Fund's investment in the Notes and affiliated issuers and funds was $19,272,464, which represents 16.1% of the Fund's net assets. Transactions in the Notes and affiliated issuers and funds by the Fund for the six months ended March 31, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/Units, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Capital I Trust, Series 2017-CLS, Class A, 1.097%, (1 mo. USD LIBOR + 0.70%), 11/15/34	$191,061	$ —	$ —	$ —	$ (851)	$ 190,170	$ 811	$ 191,000
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(1)	245,707	—	—	—	(7,725)	237,982	1,875	250,000
Short-Term Investments
Calvert Cash Reserves Fund, LLC	661,732	44,089,734	(25,905,449)	(1,063)	(642)	18,844,312	2,254	18,846,197
Totals				$(1,063)	$(9,218)	$19,272,464	$4,940

(1)	Restricted security.
9  Capital Shares
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes.
22

Calvert
Core Bond Fund
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

Transactions in capital shares for the six months ended March 31, 2022 and the year ended September 30, 2021 were as follows:
	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021
	Shares	Amount	Shares	Amount
Class A
Shares sold	346,669	$ 6,334,442	709,747	$ 13,929,352
Reinvestment of distributions	132,691	2,454,062	107,095	2,120,595
Shares redeemed	(431,933)	(7,917,599)	(869,726)	(17,091,894)
Net increase (decrease)	47,427	$ 870,905	(52,884)	$ (1,041,947)
Class I
Shares sold	2,673,086	$ 47,701,980	1,263,678	$ 24,786,148
Reinvestment of distributions	122,469	2,263,761	118,720	2,353,751
Shares redeemed	(683,617)	(12,548,541)	(1,910,344)	(37,394,038)
Net increase (decrease)	2,111,938	$ 37,417,200	(527,946)	$(10,254,139)
10  Risks and Uncertainties
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Fund's performance, or the performance of the securities in which the Fund invests.
23

Calvert
Core Bond Fund
March 31, 2022
Officers and Trustees

Officers
Hope L. Brown Chief Compliance Officer
Deidre E. Walsh Vice President, Secretary and Chief Legal Officer
James F. Kirchner Treasurer
Trustees
Alice Gresham Bullock Chairperson
Richard L. Baird, Jr.
Cari M. Dominguez
John G. Guffey, Jr.
Miles D. Harper, III
Joy V. Jones
John H. Streur*
Anthony A. Williams
*Interested Trustee and President
24

Calvert Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■
investment experience and risk tolerance
■
checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com

25

Calvert Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■
buy securities from us or make a wire transfer
■
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■
affiliates from using your information to market to you
■
sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
26

Calvert Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Calvert website at www.calvert.com, by calling Calvert at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
27

This Page Intentionally Left Blank

Investment Adviser and Administrator
Calvert Research and Management
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24182     3.31.22

Calvert
Income Fund
Semiannual Report
March 31, 2022

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.
Choose Planet-friendly E-delivery!
Sign up now for on-line statements, prospectuses, and fund reports. In less than five minutes you can help reduce paper mail and lower fund costs.
Just go to www.calvert.com. If you already have an online account with the Calvert funds, click on Login to access your Account and select the documents you would like to receive via e-mail.
If you’re new to online account access, click on Login, then Register to create your user name and password. Once you’re in, click on the E-delivery sign-up on the Account Portfolio page and follow the quick, easy steps.
Note: If your shares are not held directly with the Calvert funds but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

Semiannual Report March 31, 2022
Calvert
Income Fund

Calvert
Income Fund
March 31, 2022
Performance

Portfolio Manager(s) Vishal Khanduja, CFA and Brian S. Ellis, CFA, each of Calvert Research and Management
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	10/12/1982	10/12/1982	(6.91)%	(3.18)%	3.57%	3.51%
Class A with 3.75% Maximum Sales Charge	—	—	(10.40)	(6.79)	2.79	3.11
Class C at NAV	07/31/2000	10/12/1982	(7.26)	(3.96)	2.78	2.90
Class C with 1% Maximum Sales Charge	—	—	(8.18)	(4.90)	2.78	2.90
Class I at NAV	02/26/1999	10/12/1982	(6.83)	(2.98)	3.85	3.94

Bloomberg U.S. Credit Index	—	—	(7.21)%	(4.16)%	3.18%	3.43%

% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
	0.92%	1.67%	0.67%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.
2

Calvert
Income Fund
March 31, 2022
Fund Profile

Asset Allocation (% of total investments)

Credit Quality (% of bond and loan holdings)*

* For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed securities (“ABS”) and mortgage-backed securities (“MBS”)), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of an issuance based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P, Fitch or Kroll (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

3

Calvert
Income Fund
March 31, 2022
Endnotes and Additional Disclosures

[1]	Bloomberg U.S. Credit Index measures the performance of investment-grade U.S. corporate securities and government-related bonds with a maturity of one year or more. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
Calvert Research and Management became the investment adviser to the Fund on December 31, 2016. Performance reflected prior to such date is that of the Fund’s former investment adviser.
[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.
4

Calvert
Income Fund
March 31, 2022
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2021 to March 31, 2022).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (10/1/21)	Ending Account Value (3/31/22)	Expenses Paid During Period* (10/1/21 – 3/31/22)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$ 930.90	$4.38	0.91%
Class C	$1,000.00	$ 927.40	$7.98	1.66%
Class I	$1,000.00	$ 931.70	$3.18	0.66%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.39	$4.58	0.91%
Class C	$1,000.00	$1,016.65	$8.35	1.66%
Class I	$1,000.00	$1,021.64	$3.33	0.66%

*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2021.
5

Calvert
Income Fund
March 31, 2022
Schedule of Investments (Unaudited)

Asset-Backed Securities — 10.6%

Security	Principal Amount (000's omitted)	Value
AASET US, Ltd., Series 2018-1A, Class C, 6.413%, 1/16/38(1)	$460	$ 97,161
Business Jet Securities, LLC, Series 2020-1A, Class A, 2.981%, 11/15/35(1)	1,415	1,364,858
Coinstar Funding, LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	4,680	4,659,632
Cologix Canadian Issuer, L.P., Series 2022-1CAN, Class C, 7.74%, 1/25/52(1)(2)	2,700	2,093,998
Cologix Data Centers US Issuer, LLC:
Series 2021-1A, Class B, 3.79%, 12/26/51(1)	4,000	3,861,605
Series 2021-1A, Class C, 5.99%, 12/26/51(1)	2,900	2,770,918
Conn's Receivables Funding, LLC:
Series 2020-A, Class B, 4.27%, 6/16/25(1)	459	458,816
Series 2020-A, Class C, 4.20%, 6/16/25(1)	579	574,043
Series 2021-A, Class C, 4.59%, 5/15/26(1)	7,085	6,713,553
DataBank Issuer, Series 2021-2A, Class A2, 2.40%, 10/25/51(1)	1,051	990,387
Diamond Infrastructure Funding, LLC, Series 2021-1A, Class C, 3.475%, 4/15/49(1)	757	707,470
Driven Brands Funding, LLC, Series 2018-1A, Class A2, 4.739%, 4/20/48(1)	1,203	1,216,703
ExteNet, LLC:
Series 2019-1A, Class B, 4.14%, 7/26/49(1)	1,913	1,902,940
Series 2019-1A, Class C, 5.219%, 7/26/49(1)	3,110	3,112,831
FOCUS Brands Funding, LLC:
Series 2017-1A, Class A2IB, 3.857%, 4/30/47(1)	652	643,921
Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)	1,367	1,363,104
Hardee's Funding, LLC, Series 2020-1A, Class A2, 3.981%, 12/20/50(1)	1,787	1,734,886
Jersey Mike's Funding, Series 2019-1A, Class A2, 4.433%, 2/15/50(1)	1,141	1,130,255
Lunar Aircraft, Ltd.:
Series 2020-1A, Class B, 4.335%, 2/15/45(1)	396	334,440
Series 2020-1A, Class C, 6.413%, 2/15/45(1)	219	170,090
Mosaic Solar Loan Trust:
Series 2020-1A, Class B, 3.10%, 4/20/46(1)	126	120,735
Series 2020-1A, Class D, 6.91%, 4/20/46(1)	356	358,447
Neighborly Issuer, LLC, Series 2021-1A, Class A2, 3.584%, 4/30/51(1)	2,625	2,470,581
NRZ Excess Spread-Collateralized Notes:
Series 2021-FHT1, Class A, 3.104%, 7/25/26(1)	579	548,439
Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	4,541	4,378,272
Oportun Issuance Trust, Series 2021-C, Class C, 3.61%, 10/8/31(1)	1,175	1,121,989
Pagaya AI Debt Selection Trust:
Series 2021-3, Class C, 3.27%, 5/15/29(1)	5,900	5,585,083
Series 2021-5, Class C, 3.93%, 8/15/29(1)	4,015	3,661,996
Security	Principal Amount (000's omitted)	Value
Planet Fitness Master Issuer, LLC:
Series 2018-1A, Class A2II, 4.666%, 9/5/48(1)	$2,292	$ 2,289,739
Series 2019-1A, Class A2, 3.858%, 12/5/49(1)	2,517	2,375,571
ServiceMaster Funding, LLC:
Series 2020-1, Class A2I, 2.841%, 1/30/51(1)	646	588,468
Series 2020-1, Class A2II, 3.337%, 1/30/51(1)	1,383	1,256,678
SERVPRO Master Issuer, LLC, Series 2019-1A, Class A2, 3.882%, 10/25/49(1)	4,799	4,834,357
SolarCity LMC Series I, LLC, Series 2013-1, Class A, 4.80%, 11/20/38(1)	447	440,613
Sonic Capital, LLC, Series 2020-1A, Class A2I, 3.845%, 1/20/50(1)	2,942	2,883,886
Stack Infrastructure Issuer, LLC:
Series 2019-1A, Class A2, 4.54%, 2/25/44(1)	2,680	2,693,923
Series 2019-2A, Class A2, 3.08%, 10/25/44(1)	720	708,578
Sunnova Helios II Issuer, LLC, Series 2021-A, Class B, 3.15%, 2/20/48(1)	1,060	936,126
Sunnova Sol II Issuer, LLC, Series 2020-2A, Class B, 5.47%, 11/1/55(1)	946	924,811
Sunrun Xanadu Issuer, LLC, Series 2019-1A, Class A, 3.98%, 6/30/54(1)	444	438,376
TES, LLC, Series 2017-1A, Class A, 4.33%, 10/20/47(1)	1,610	1,590,876
Theorem Funding Trust, Series 2021-1A, Class B, 1.84%, 12/15/27(1)	928	886,469
Vantage Data Centers Issuer, LLC:
Series 2019-1A, Class A2, 3.188%, 7/15/44(1)	363	360,391
Series 2020-2A, Class A2, 1.992%, 9/15/45(1)	2,545	2,332,546
Willis Engine Structured Trust V:
Series 2020-A, Class B, 4.212%, 3/15/45(1)	696	600,898
Series 2020-A, Class C, 6.657%, 3/15/45(1)	388	269,782
Total Asset-Backed Securities (identified cost $84,295,742)		$ 80,559,241

Collateralized Mortgage Obligations — 4.8%

Security	Principal Amount (000's omitted)	Value
Bellemeade Re, Ltd.:
Series 2021-1A, Class M1C, 3.049%, (30-day average SOFR + 2.95%), 3/25/31(1)(3)	$1,130	$ 1,139,315
Series 2021-3A, Class M1B, 1.499%, (30-day average SOFR + 1.40%), 9/25/31(1)(3)	4,195	4,086,222
Eagle Re, Ltd., Series 2021-2, Class M1C, 3.549%, (30-day average SOFR + 3.45%), 4/25/34(1)(3)	2,810	2,765,125
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2019-DNA3, Class B2, 8.607%, (1 mo. USD LIBOR + 8.15%), 7/25/49(1)(3)	500	517,894

6
See Notes to Financial Statements.

Calvert
Income Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes: (continued)
Series 2019-HQA4, Class B1, 3.407%, (1 mo. USD LIBOR + 2.95%), 11/25/49(1)(3)	$904	$ 890,528
Series 2020-DNA6, Class B1, 3.099%, (30-day average SOFR + 3.00%), 12/25/50(1)(3)	900	836,879
Series 2020-HQA2, Class B1, 4.557%, (1 mo. USD LIBOR + 4.10%), 3/25/50(1)(3)	1,748	1,719,831
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2019-R01, Class 2B1, 4.807%, (1 mo. USD LIBOR + 4.35%), 7/25/31(1)(3)	1,295	1,304,606
Series 2019-R02, Class 1B1, 4.607%, (1 mo. USD LIBOR + 4.15%), 8/25/31(1)(3)	530	534,016
Series 2019-R02, Class 1M2, 2.757%, (1 mo. USD LIBOR + 2.30%), 8/25/31(1)(3)	240	240,705
Series 2019-R03, Class 1B1, 4.557%, (1 mo. USD LIBOR + 4.10%), 9/25/31(1)(3)	1,050	1,061,663
Series 2019-R05, Class 1M2, 2.457%, (1 mo. USD LIBOR + 2.00%), 7/25/39(1)(3)	15	15,052
Series 2019-R06, Class 2B1, 4.207%, (1 mo. USD LIBOR + 3.75%), 9/25/39(1)(3)	2,062	2,017,007
Series 2019-R07, Class 1B1, 3.857%, (1 mo. USD LIBOR + 3.40%), 10/25/39(1)(3)	4,664	4,518,307
Series 2020-R02, Class 2B1, 3.457%, (1 mo. USD LIBOR + 3.00%), 1/25/40(1)(3)	1,497	1,378,943
Series 2021-R01, Class 1B2, 6.099%, (30-day average SOFR + 6.00%), 10/25/41(1)(3)	3,846	3,590,240
Series 2021-R02, Class 2B1, 3.399%, (30-day average SOFR + 3.30%), 11/25/41(1)(3)	543	503,802
FMC GMSR Issuer Trust, Series 2021-GT2, Class A, 3.85%, 10/25/26(1)(4)	3,360	3,116,175
Home Re, Ltd.:
Series 2021-1, Class M1C, 2.757%, (1 mo. USD LIBOR + 2.30%), 7/25/33(1)(3)	1,030	1,021,630
Series 2021-1, Class M2, 3.307%, (1 mo. USD LIBOR + 2.85%), 7/25/33(1)(3)	4,340	4,044,879
Toorak Mortgage Corp., Ltd., Series 2020-1, Class A1, 2.734% to 1/25/23, 3/25/23(1)(5)	1,168	1,159,262
Total Collateralized Mortgage Obligations (identified cost $37,988,549)		$ 36,462,081

Commercial Mortgage-Backed Securities — 7.1%

Security	Principal Amount (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class ENM, 3.843%, 11/5/32(1)(4)	$11,165	$ 9,730,033
Series 2019-BPR, Class FNM, 3.843%, 11/5/32(1)(4)	4,545	3,373,811
BBCMS Mortgage Trust, Series 2017-DELC, Class F, 3.897%, (1 mo. USD LIBOR + 3.50%), 8/15/36(1)(3)	3,000	2,927,067
Security	Principal Amount (000's omitted)	Value
BX Commercial Mortgage Trust, Series 2021-VOLT, Class D, 2.047%, (1 mo. USD LIBOR + 1.65%), 9/15/36(1)(3)	$5,509	$ 5,328,691
CSMC, Series 2022-CNTR, Class A, 4.246%, (SOFR + 3.94%), 1/15/24(1)(3)	3,859	3,758,152
Extended Stay America Trust, Series 2021-ESH, Class D, 2.647%, (1 mo. USD LIBOR + 2.25%), 7/15/38(1)(3)	4,004	3,949,318
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust:
Series 2019-01, Class M10, 3.707%, (1 mo. USD LIBOR + 3.25%), 10/15/49(1)(3)	2,677	2,541,233
Series 2020-01, Class M10, 4.207%, (1 mo. USD LIBOR + 3.75%), 3/25/50(1)(3)	3,185	3,076,098
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	2,485	734,127
Series 2014-DSTY, Class C, 3.931%, 6/10/27(1)(4)	1,120	199,920
Morgan Stanley Capital I Trust:
Series 2017-CLS, Class E, 2.347%, (1 mo. USD LIBOR + 1.95%), 11/15/34(1)(3)(6)	1,426	1,412,614
Series 2019-BPR, Class B, 2.497%, (1 mo. USD LIBOR + 2.10%), 5/15/36(1)(3)(6)	6,576	6,414,623
Series 2019-BPR, Class C, 3.447%, (1 mo. USD LIBOR + 3.05%), 5/15/36(1)(3)(6)	3,045	2,920,748
VMC Finance, LLC, Series 2021-HT1, Class B, 4.968%, (1 mo. USD LIBOR + 4.50%), 1/18/37(1)(3)	7,908	7,690,531
Total Commercial Mortgage-Backed Securities (identified cost $59,126,012)		$ 54,056,966

Convertible Bonds — 0.6%

Security	Principal Amount (000's omitted)	Value
Technology — 0.6%
1Life Healthcare, Inc., 3.00%, 6/15/25	$2,215	$ 1,922,620
ams-OSRAM AG, 0.875%, 9/28/22(7)	2,600	2,557,529
Total Convertible Bonds (identified cost $4,485,756)		$ 4,480,149

Corporate Bonds — 65.1%

Security	Principal Amount (000's omitted)	Value
Communications — 6.6%
AT&T, Inc.:
3.10%, 2/1/43	$1,650	$ 1,428,669
3.50%, 9/15/53	1,750	1,542,213
3.55%, 9/15/55	9,042	8,005,682

7
See Notes to Financial Statements.

Calvert
Income Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Communications (continued)
Charter Communications Operating, LLC/Charter Communications Operating Capital, 4.80%, 3/1/50	$7,960	$ 7,585,183
Comcast Corp.:
2.887%, 11/1/51(1)	3,396	2,877,184
2.937%, 11/1/56(1)	1,399	1,161,253
Discovery Communications, LLC, 5.20%, 9/20/47(8)	1,870	1,952,699
Level 3 Financing, Inc., 3.75%, 7/15/29(1)	2,435	2,161,038
NBCUniversal Media, LLC, 4.45%, 1/15/43	1,710	1,845,445
Nokia Oyj:
4.375%, 6/12/27	1,750	1,778,735
6.625%, 5/15/39	2,700	3,222,167
Rogers Communications, Inc., 4.55%, 3/15/52(1)	3,750	3,738,977
SES Global Americas Holdings GP, 5.30%, 3/25/44(1)	1,378	1,340,637
SES S.A., 5.30%, 4/4/43(1)	820	799,743
Sirius XM Radio, Inc., 3.125%, 9/1/26(1)	2,894	2,740,048
T-Mobile USA, Inc.:
2.25%, 2/15/26	458	432,077
2.25%, 11/15/31	516	452,205
2.55%, 2/15/31	2,240	2,034,774
2.875%, 2/15/31	1,000	902,500
4.50%, 4/15/50	2,560	2,599,010
Verizon Communications, Inc., 2.987%, 10/30/56	1,900	1,570,720
		$ 50,170,959
Consumer, Cyclical — 7.6%
American Airlines Pass-Through Trust, 4.40%, 9/22/23	$353	$ 344,178
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.:
5.50%, 4/20/26(1)	3,341	3,370,752
5.75%, 4/20/29(1)	856	853,967
Aptiv PLC, 3.10%, 12/1/51	4,884	3,893,711
Bath & Body Works, Inc.:
6.625%, 10/1/30(1)	1,673	1,758,616
6.875%, 11/1/35	1,690	1,743,919
7.60%, 7/15/37	802	833,771
Brunswick Corp., 5.10%, 4/1/52	5,210	4,977,052
Dave & Buster's, Inc., 7.625%, 11/1/25(1)	4,011	4,225,448
Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, 10/20/28(1)	2,475	2,498,274
Dick's Sporting Goods, Inc., 4.10%, 1/15/52	5,844	5,002,292
Ford Motor Co.:
3.25%, 2/12/32	2,879	2,576,158
4.75%, 1/15/43	2,483	2,259,667
General Motors Co., 5.15%, 4/1/38	3,000	3,056,515
General Motors Financial Co., Inc., 2.70%, 6/10/31	726	640,437
Hyatt Hotels Corp., 1.80%, 10/1/24	824	793,552
Security	Principal Amount (000's omitted)	Value
Consumer, Cyclical (continued)
Lithia Motors, Inc.:
3.875%, 6/1/29(1)	$405	$ 383,426
4.375%, 1/15/31(1)(8)	2,721	2,634,635
Macy's Retail Holdings, LLC, 4.30%, 2/15/43	1,500	1,128,765
MDC Holdings, Inc.:
2.50%, 1/15/31	5,894	5,154,824
6.00%, 1/15/43	1,540	1,584,619
Nordstrom, Inc.:
4.25%, 8/1/31(8)	1,966	1,795,361
4.375%, 4/1/30(8)	2,402	2,248,152
5.00%, 1/15/44(8)	3,161	2,836,997
Powdr Corp., 6.00%, 8/1/25(1)	1,000	1,026,655
		$ 57,621,743
Consumer, Non-cyclical — 5.3%
Ashtead Capital, Inc.:
4.00%, 5/1/28(1)	$732	$ 722,804
4.25%, 11/1/29(1)	4,166	4,151,147
Avantor Funding, Inc., 4.625%, 7/15/28(1)	3,798	3,761,102
Avon Products, Inc., 8.45%, 3/15/43	1,458	1,690,580
Block Financial, LLC, 3.875%, 8/15/30	3,362	3,307,556
Centene Corp.:
2.50%, 3/1/31	3,889	3,438,537
3.375%, 2/15/30	1,171	1,103,902
4.25%, 12/15/27	1,068	1,073,105
4.625%, 12/15/29	1,226	1,238,064
CVS Pass-Through Trust, 6.036%, 12/10/28	1,799	1,926,169
Ford Foundation (The), 2.415%, 6/1/50	1,695	1,402,925
Gilead Sciences, Inc., 2.60%, 10/1/40	3,500	2,957,438
Hikma Finance USA, LLC, 3.25%, 7/9/25(7)	2,038	1,976,911
Natura Cosmeticos S.A., 4.125%, 5/3/28(1)	2,844	2,743,820
Perrigo Finance Unlimited Co., 3.90%, 6/15/30	1,467	1,381,086
Royalty Pharma PLC:
3.30%, 9/2/40	1,841	1,572,074
3.55%, 9/2/50	2,772	2,311,351
Smithfield Foods, Inc.:
2.625%, 9/13/31(1)	2,227	1,959,403
3.00%, 10/15/30(1)	238	216,342
5.20%, 4/1/29(1)	1,625	1,706,759
		$ 40,641,075
Energy — 1.4%
NuStar Logistics, L.P.:
5.625%, 4/28/27	$1,077	$ 1,056,052
6.375%, 10/1/30	1,510	1,532,046

8
See Notes to Financial Statements.

Calvert
Income Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Energy (continued)
TerraForm Power Operating, LLC:
4.75%, 1/15/30(1)	$4,083	$ 3,990,724
5.00%, 1/31/28(1)	4,269	4,259,929
		$ 10,838,751
Financial — 32.4%
AerCap Holdings N.V., 5.875% to 10/10/24, 10/10/79(8)(9)	$504	$ 484,576
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.625%, 10/15/27	3,236	3,305,154
Affiliated Managers Group, Inc., 3.30%, 6/15/30	4,003	3,907,889
Agree, L.P., 2.00%, 6/15/28	1,393	1,264,660
Air Lease Corp., 2.875%, 1/15/26	2,221	2,146,516
Alliance Data Systems Corp., 4.75%, 12/15/24(1)	3,109	3,060,873
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(1)	2,600	2,573,220
American Assets Trust, L.P., 3.375%, 2/1/31	4,214	3,970,450
Aon Corp., 2.80%, 5/15/30	1,313	1,252,401
Australia & New Zealand Banking Group, Ltd., 2.95% to 7/22/25, 7/22/30(1)(9)	2,114	2,036,730
Banco BTG Pactual S.A./Cayman Islands, 4.50%, 1/10/25(1)	2,800	2,782,794
Banco de Chile, 2.99%, 12/9/31(1)	1,647	1,522,248
Banco do Brasil S.A., 3.25%, 9/30/26(1)	5,874	5,660,833
Banco Mercantil del Norte S.A.:
7.625% to 1/10/28(1)(9)(10)	495	498,269
8.375% to 10/14/30(1)(9)(10)	1,195	1,249,504
Banco Santander S.A.:
1.722% to 9/14/26, 9/14/27(9)	1,800	1,628,423
3.80%, 2/23/28	2,460	2,424,080
4.175% to 3/24/27, 3/24/28(9)	1,600	1,609,190
Bank of America Corp.:
2.456% to 10/22/24, 10/22/25(9)	3,800	3,736,118
2.676% to 6/19/40, 6/19/41(9)	2,642	2,239,057
3.311% to 4/22/41, 4/22/42(9)	5,500	5,109,811
3.846% to 3/8/32, 3/8/37(9)	4,597	4,408,595
Series Z, 6.50% to 10/23/24(8)(9)(10)	2,430	2,545,425
Bank of Montreal, 3.803% to 12/15/27, 12/15/32(9)	2,123	2,100,935
BankUnited, Inc., 5.125%, 6/11/30	2,047	2,112,817
BBVA Bancomer S.A./Texas, 5.125% to 1/18/28, 1/18/33(1)(9)	3,947	3,732,421
BNP Paribas S.A.:
1.675% to 6/30/26, 6/30/27(1)(9)	4,770	4,368,576
4.625% to 2/25/31(1)(8)(9)(10)	967	865,475
BPCE S.A., 3.648% to 1/14/32, 1/14/37(1)(9)	1,261	1,180,685
Broadstone Net Lease, LLC, 2.60%, 9/15/31	2,073	1,849,466
Brookfield Finance, Inc., 4.70%, 9/20/47	3,500	3,724,885
Brown & Brown, Inc.:
2.375%, 3/15/31	398	350,238
Security	Principal Amount (000's omitted)	Value
Financial (continued)
Brown & Brown, Inc.: (continued)
4.20%, 3/17/32	$724	$ 736,728
Capital One Financial Corp.:
3.273% to 3/1/29, 3/1/30(9)	5,583	5,396,544
3.75%, 7/28/26	5,763	5,799,779
Charles Schwab Corp. (The):
4.00% to 6/1/26(8)(9)(10)	1,726	1,654,802
Series G, 5.375% to 6/1/25(9)(10)	1,524	1,577,340
CI Financial Corp.:
3.20%, 12/17/30	4,088	3,731,481
4.10%, 6/15/51	1,257	1,112,902
Citigroup, Inc.:
3.785% to 3/17/32, 3/17/33(9)	3,650	3,622,485
4.00% to 12/10/25(9)(10)	2,510	2,415,875
4.075% to 4/23/28, 4/23/29(9)	925	943,723
4.125%, 7/25/28	1,530	1,556,210
4.60%, 3/9/26	2,150	2,232,439
Corporate Office Properties, L.P., 2.90%, 12/1/33	1,720	1,520,632
Credit Agricole S.A., 1.247% to 1/26/26, 1/26/27(1)(9)	1,632	1,486,637
Danske Bank A/S, 1.621% to 9/11/25, 9/11/26(1)(9)	3,504	3,244,136
Discover Bank, 4.682% to 8/9/23, 8/9/28(9)	2,672	2,710,887
Enact Holdings, Inc., 6.50%, 8/15/25(1)	5,320	5,497,289
EPR Properties, 3.75%, 8/15/29	4,048	3,793,993
Extra Space Storage, L.P., 2.55%, 6/1/31	2,585	2,336,647
Goldman Sachs Group, Inc. (The):
2.383% to 7/21/31, 7/21/32(9)	4,000	3,550,023
2.65% to 10/21/31, 10/21/32(9)	2,820	2,555,645
4.125% to 11/10/26(9)(10)	1,393	1,308,027
HAT Holdings I, LLC/HAT Holdings II, LLC:
3.375%, 6/15/26(1)	2,750	2,616,309
3.75%, 9/15/30(1)	1,438	1,296,975
6.00%, 4/15/25(1)	193	198,070
HSBC Holdings PLC, 2.251% to 11/22/26, 11/22/27(9)	2,728	2,544,897
Iron Mountain, Inc.:
4.50%, 2/15/31(1)	4,752	4,394,650
5.00%, 7/15/28(1)	1,498	1,463,074
Itau Unibanco Holding S.A., 3.875% to 1/15/26, 4/15/31(1)(9)	2,339	2,220,015
JPMorgan Chase & Co.:
2.739% to 10/15/29, 10/15/30(9)	1,530	1,447,496
2.956% to 5/13/30, 5/13/31(9)	1,386	1,299,280
4.203% to 7/23/28, 7/23/29(9)	2,600	2,691,937
Series S, 6.75% to 2/1/24(9)(10)	4,327	4,518,188
KKR Group Finance Co. VII, LLC, 3.625%, 2/25/50(1)	2,450	2,198,996
KKR Group Finance Co. X, LLC, 3.25%, 12/15/51(1)	882	736,958
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(1)(9)	3,866	3,653,041

9
See Notes to Financial Statements.

Calvert
Income Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Financial (continued)
Lloyds Banking Group PLC, 2.438% to 2/5/25, 2/5/26(9)	$1,642	$ 1,584,920
Macquarie Bank, Ltd.:
3.052% to 3/3/31, 3/3/36(1)(9)	4,858	4,285,246
3.624%, 6/3/30(1)	1,776	1,676,457
MetLife, Inc., 4.05%, 3/1/45	1,850	1,898,442
Nationwide Building Society:
4.00%, 9/14/26(1)	2,435	2,446,655
4.125% to 10/18/27, 10/18/32(1)(9)	1,400	1,380,120
Newmark Group, Inc., 6.125%, 11/15/23	3,997	4,186,058
OneMain Finance Corp., 3.50%, 1/15/27	4,218	3,907,218
Primerica, Inc., 2.80%, 11/19/31	1,700	1,570,359
Radian Group, Inc.:
4.875%, 3/15/27	6,565	6,606,195
6.625%, 3/15/25	1,344	1,416,045
Sabra Health Care, L.P., 3.20%, 12/1/31	3,862	3,452,956
Santander UK Group Holdings PLC, 1.532% to 8/21/25, 8/21/26(9)	4,317	3,973,064
SITE Centers Corp., 3.625%, 2/1/25	3,000	3,004,630
Societe Generale S.A.:
1.488% to 12/14/25, 12/14/26(1)(9)	3,400	3,077,793
4.75% to 5/26/26(1)(8)(9)(10)	2,070	1,935,450
5.375% to 11/18/30(1)(8)(9)(10)	1,032	964,982
Standard Chartered PLC, 4.75% to 1/14/31(1)(8)(9)(10)	651	589,562
Stifel Financial Corp., 4.00%, 5/15/30	3,254	3,294,796
Sun Communities Operating, L.P., 2.70%, 7/15/31	839	758,291
Synovus Bank/Columbus, GA, 4.00% to 10/29/25, 10/29/30(9)	2,376	2,357,149
Synovus Financial Corp., 5.90% to 2/7/24, 2/7/29(9)	1,589	1,628,886
Texas Capital Bancshares, Inc., 4.00% to 5/6/26, 5/6/31(9)	3,542	3,459,771
Truist Financial Corp., 5.10% to 3/1/30(9)(10)	3,231	3,292,389
UBS Group AG, 4.375% to 2/10/31(1)(9)(10)	3,883	3,514,115
UniCredit SpA:
5.459% to 6/30/30, 6/30/35(1)(9)	995	952,622
5.861% to 6/19/27, 6/19/32(1)(9)	2,100	2,065,733
United Overseas Bank, Ltd., 3.863% to 10/7/27, 10/7/32(1)(9)(11)	3,214	3,214,000
Vornado Realty L.P., 3.40%, 6/1/31	3,385	3,189,614
Westpac Banking Corp., 3.02% to 11/18/31, 11/18/36(9)	1,406	1,251,621
		$246,701,563
Industrial — 3.3%
Avnet, Inc., 3.00%, 5/15/31	$7,000	$ 6,436,881
FedEx Corp., 4.55%, 4/1/46	3,625	3,806,516
Imola Merger Corp., 4.75%, 5/15/29(1)	3,699	3,566,946
Jabil, Inc., 3.00%, 1/15/31	6,070	5,569,343
Owens Corning, 3.95%, 8/15/29	1,411	1,437,928
Security	Principal Amount (000's omitted)	Value
Industrial (continued)
Valmont Industries, Inc., 5.00%, 10/1/44	$4,100	$ 4,371,859
		$ 25,189,473
Technology — 3.7%
DXC Technology Co.:
1.80%, 9/15/26	$2,500	$ 2,295,419
2.375%, 9/15/28	852	771,414
HP, Inc., 4.00%, 4/15/29	2,156	2,149,911
Kyndryl Holdings, Inc.:
2.05%, 10/15/26(1)	2,012	1,799,230
2.70%, 10/15/28(1)	5,217	4,524,328
Micron Technology, Inc., 2.703%, 4/15/32	2,160	1,958,829
Microsoft Corp., 2.525%, 6/1/50	4,104	3,555,577
Oracle Corp., 3.60%, 4/1/40	2,800	2,434,785
Seagate HDD Cayman, 5.75%, 12/1/34	6,113	6,262,860
Western Digital Corp., 4.75%, 2/15/26	2,027	2,060,831
		$ 27,813,184
Utilities — 4.8%
AES Corp. (The), 2.45%, 1/15/31	$4,947	$ 4,431,971
American Water Capital Corp., Class C, 3.25%, 6/1/51	3,600	3,262,828
Clearway Energy Operating, LLC:
3.75%, 1/15/32(1)	1,129	1,040,881
4.75%, 3/15/28(1)	1,953	1,964,806
Consolidated Edison Co. of New York, Inc., 3.35%, 4/1/30	2,882	2,876,149
Engie Energia Chile S.A., 3.40%, 1/28/30(1)	3,460	3,190,691
MidAmerican Energy Co., 3.15%, 4/15/50	1,650	1,522,570
NextEra Energy Operating Partners, L.P.:
4.25%, 9/15/24(1)	136	137,501
4.50%, 9/15/27(1)	7,928	7,906,753
Niagara Mohawk Power Corp., 1.96%, 6/27/30(1)	1,162	1,034,069
Northern States Power Co., 2.60%, 6/1/51	3,800	3,229,628
Pattern Energy Operations, L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)	3,374	3,323,255
Terraform Global Operating, LLC, 6.125%, 3/1/26(1)	2,795	2,796,509
		$ 36,717,611
Total Corporate Bonds (identified cost $525,559,005)		$495,694,359

10
See Notes to Financial Statements.

Calvert
Income Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

High Social Impact Investments — 0.2%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(12)(13)	$1,500	$ 1,427,895
Total High Social Impact Investments (identified cost $1,500,000)		$ 1,427,895

Preferred Stocks — 2.2%

Security	Shares	Value
Capital Markets — 0.3%
Stifel Financial Corp., 4.50%	103,500	$ 2,150,730
		$ 2,150,730
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
AGNC Investment Corp., Series C, 7.00% to 10/15/22(8)(9)	24,000	$ 595,920
		$ 595,920
Oil, Gas & Consumable Fuels — 0.4%
NuStar Energy, L.P., Series B, 7.625% to 6/15/22(9)	169,688	$ 3,599,083
		$ 3,599,083
Real Estate Management & Development — 0.8%
Brookfield Property Partners, L.P.:
Series A, 5.75%	73,000	$ 1,538,840
Series A2, 6.375%	212,000	4,358,720
		$ 5,897,560
Wireless Telecommunication Services — 0.6%
United States Cellular Corp.:
5.50%	98,600	$ 2,213,570
6.25%	87,200	2,181,744
		$ 4,395,314
Total Preferred Stocks (identified cost $18,867,057)		$ 16,638,607

Senior Floating-Rate Loans(14) — 4.5%

Borrower/Description	Principal Amount (000's omitted)	Value
Airlines — 0.5%
SkyMiles IP, Ltd., Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 10/20/27	$3,900	$ 4,037,717
		$ 4,037,717
Borrower/Description	Principal Amount (000's omitted)	Value
Automobiles — 0.1%
Bombardier Recreational Products, Inc., Term Loan, 2.457%, (1 mo. USD LIBOR + 2.00%), 5/24/27	$1,139	$ 1,120,430
		$ 1,120,430
Diversified Telecommunication Services — 0.6%
CenturyLink, Inc., Term Loan, 2.707%, (1 mo. USD LIBOR + 2.25%), 3/15/27	$1,654	$ 1,612,902
Level 3 Financing, Inc., Term Loan, 2.207%, (1 mo. USD LIBOR + 1.75%), 3/1/27	412	404,522
UPC Financing Partnership, Term Loan, 3.397%, (1 mo. USD LIBOR + 3.00%), 1/31/29	600	595,050
Ziggo Financing Partnership, Term Loan, 2.897%, (1 mo. USD LIBOR + 2.50%), 4/30/28	1,680	1,656,112
		$ 4,268,586
Health Care Equipment & Supplies — 0.3%
Ortho-Clinical Diagnostics S.A., Term Loan, 3.235%, (1 mo. USD LIBOR + 3.00%), 6/30/25	$2,500	$ 2,494,335
		$ 2,494,335
Health Care Technology — 0.2%
Change Healthcare Holdings, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 3/1/24	$1,551	$ 1,545,120
		$ 1,545,120
Insurance — 0.2%
USI, Inc., Term Loan, 4.006%, (3 mo. USD LIBOR + 3.00%), 5/16/24	$1,638	$ 1,630,445
		$ 1,630,445
IT Services — 0.3%
Asurion, LLC:
Term Loan, 3.582%, (1 mo. USD LIBOR + 3.13%), 11/3/23	$1,511	$ 1,504,157
Term Loan, 3.707%, (1 mo. USD LIBOR + 3.25%), 12/23/26	879	861,062
		$ 2,365,219
Life Sciences Tools & Services — 0.3%
ICON Luxembourg S.a.r.l.:
Term Loan, 3.313%, (3 mo. USD LIBOR + 2.25%), 7/3/28	$1,774	$ 1,766,520
Term Loan, 3.313%, (3 mo. USD LIBOR + 2.25%), 7/3/28	442	440,130
		$ 2,206,650

11
See Notes to Financial Statements.

Calvert
Income Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Real Estate Management & Development — 0.2%
Cushman & Wakefield U.S. Borrower, LLC, Term Loan, 3.207%, (1 mo. USD LIBOR + 2.75%), 8/21/25	$1,234	$ 1,219,421
		$ 1,219,421
Software — 1.3%
Banff Merger Sub, Inc., Term Loan, 4.207%, (1 mo. USD LIBOR + 3.75%), 10/2/25	$2,649	$ 2,635,968
Hyland Software, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 7/1/24	1,433	1,427,729
Seattle Spinco, Inc., Term Loan, 3.207%, (1 mo. USD LIBOR + 2.75%), 6/21/24	760	751,656
SS&C European Holdings S.a.r.l., Term Loan, 2.207%, (1 mo. USD LIBOR + 1.75%), 4/16/25	392	386,619
SS&C Technologies, Inc., Term Loan, 2.207%, (1 mo. USD LIBOR + 1.75%), 4/16/25	490	484,011
Ultimate Software Group, Inc. (The), Term Loan, 4.756%, (3 mo. USD LIBOR + 3.75%), 5/4/26	1,639	1,635,374
VS Buyer, LLC, Term Loan, 3.457%, (1 mo. USD LIBOR + 3.00%), 2/28/27	2,674	2,657,779
		$ 9,979,136
Specialty Retail — 0.4%
Petsmart, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 2/11/28	$3,200	$ 3,190,400
		$ 3,190,400
Trading Companies & Distributors — 0.1%
Avolon TLB Borrower 1 (US), LLC, Term Loan, 2.50%, (1 mo. USD LIBOR + 1.75%, Floor 0.75%), 1/15/25	$645	$ 637,304
		$ 637,304
Total Senior Floating-Rate Loans (identified cost $34,939,796)		$ 34,694,763

Taxable Municipal Obligations — 0.2%

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue — 0.1%
California Health Facilities Financing Authority, (No Place Like Home Program), 2.984%, 6/1/33	$1,000	$ 927,600
		$ 927,600
Security	Principal Amount (000's omitted)	Value
Water and Sewer — 0.1%
San Diego County Water Authority, CA, Green Bonds, 1.951%, 5/1/34	$1,120	$ 980,594
		$ 980,594
Total Taxable Municipal Obligations (identified cost $2,120,000)		$ 1,908,194

U.S. Treasury Obligations — 3.9%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
1.125%, 8/15/40	$3,166	$ 2,484,444
1.375%, 11/15/40	647	529,428
1.75%, 8/15/41	5,353	4,642,891
1.875%, 11/15/51	4,716	4,138,290
2.00%, 8/15/51	6,622	5,976,355
2.25%, 5/15/41	5,166	4,881,063
2.375%, 5/15/51	1,770	1,736,570
U.S. Treasury Notes:
0.375%, 9/30/27	900	803,672
0.625%, 7/31/26	650	599,892
1.375%, 11/15/31	2,375	2,179,805
1.50%, 1/31/27(8)	503	480,758
1.875%, 2/15/32	1,456	1,398,442
Total U.S. Treasury Obligations (identified cost $32,600,230)		$ 29,851,610

12
See Notes to Financial Statements.

Calvert
Income Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

Short-Term Investments — 1.6%
Affiliated Fund — 0.3%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.14%(15)	2,625,767	$ 2,625,504
Total Affiliated Fund (identified cost $2,625,504)		$ 2,625,504
Securities Lending Collateral — 1.3%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.29%(16)	9,525,026	$ 9,525,026
Total Securities Lending Collateral (identified cost $9,525,026)		$ 9,525,026
Total Short-Term Investments (identified cost $12,150,530)		$ 12,150,530
Total Investments — 100.8% (identified cost $813,632,677)		$767,924,395
Other Assets, Less Liabilities — (0.8)%		$ (6,088,211)
Net Assets — 100.0%		$ 761,836,184

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2022, the aggregate value of these securities is $342,086,453 or 44.9% of the Fund's net assets.
(2)	Principal Amount is denominated in Canadian dollars.
(3)	Variable rate security. The stated interest rate represents the rate in effect at March 31, 2022.
(4)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at March 31, 2022.
(5)	Step coupon security. Interest rate represents the rate in effect at March 31, 2022.
(6)	Represents an investment in an issuer that may be deemed to be an affiliate (see Note 8).
(7)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At March 31, 2022, the aggregate value of these securities is $4,534,440 or 0.6% of the Fund's net assets.
(8)	All or a portion of this security was on loan at March 31, 2022. The aggregate market value of securities on loan at March 31, 2022 was $13,268,481.
(9)	Security converts to variable rate after the indicated fixed-rate coupon period.
(10)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(11)	When-issued security.
(12)	May be deemed to be an affiliated company (see Note 8).
(13)	Restricted security. Total market value of restricted securities amounts to $1,427,895, which represents 0.2% of the net assets of the Fund as of March 31, 2022.
(14)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate ("LIBOR") or the Secured Overnight Financing Rate ("SOFR") and secondarily, the prime rate offered by one or more major United States banks (the "Prime Rate"). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(15)	Affiliated investment company, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2022.
(16)	Represents investment of cash collateral received in connection with securities lending.

13
See Notes to Financial Statements.

Calvert
Income Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	2,104,282	CAD	2,699,036	State Street Bank and Trust Company	5/31/22	$ —	$ (54,368)
						$ —	$(54,368)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	405	Long	6/30/22	$ 85,828,360	$ (1,043,340)
U.S. 5-Year Treasury Note	191	Long	6/30/22	21,905,312	(527,071)
U.S. 10-Year Treasury Note	21	Long	6/21/22	2,580,375	(3,319)
U.S. Long Treasury Bond	13	Long	6/21/22	1,950,813	(55,071)
U.S. Ultra-Long Treasury Bond	91	Long	6/21/22	16,118,375	(551,317)
U.S. Ultra 10-Year Treasury Note	(182)	Short	6/21/22	(24,655,313)	758,413
					$(1,421,705)
Restricted Securities
Description	Acquisition Date	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	12/14/20	$1,500,000

Abbreviations:
LIBOR	– London Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate

Currency Abbreviations:
CAD	– Canadian Dollar
USD	– United States Dollar
14
See Notes to Financial Statements.

Calvert
Income Fund
March 31, 2022
Statement of Assets and Liabilities (Unaudited)

March 31, 2022
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $798,577,213) - including $13,268,481 of securities on loan	$ 753,123,011
Investments in securities of affiliated issuers, at value (identified cost $15,055,464)	14,801,384
Receivable for variation margin on open futures contracts	129,443
Cash	143,766
Deposits at broker for futures contracts	1,220,004
Receivable for investments sold	538,202
Receivable for capital shares sold	1,742,589
Dividends and interest receivable	5,503,737
Dividends and interest receivable - affiliated	21,431
Securities lending income receivable	8,570
Trustees' deferred compensation plan	470,183
Total assets	$ 777,702,320
Liabilities
Payable for open forward foreign currency exchange contracts	$ 54,368
Payable for investments purchased	350,942
Payable for when-issued securities	3,214,000
Payable for capital shares redeemed	1,554,547
Distributions payable	94,193
Deposits for securities loaned	9,525,026
Payable to affiliates:
Investment advisory fee	259,691
Administrative fee	77,907
Distribution and service fees	56,244
Sub-transfer agency fee	19,684
Trustees' deferred compensation plan	470,183
Accrued expenses	189,351
Total liabilities	$ 15,866,136
Net Assets	$ 761,836,184
Sources of Net Assets
Paid-in capital	$1,006,000,766
Accumulated loss	(244,164,582)
Net Assets	$ 761,836,184
Class A Shares
Net Assets	$ 234,760,017
Shares Outstanding	14,222,316
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 16.51
Maximum Offering Price Per Share (100 ÷ 96.25 of net asset value per share)	$ 17.15
Class C Shares
Net Assets	$ 6,865,541
Shares Outstanding	416,292
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 16.49
15
See Notes to Financial Statements.

Calvert
Income Fund
March 31, 2022
Statement of Assets and Liabilities (Unaudited) — continued

March 31, 2022
Class I Shares
Net Assets	$ 520,210,626
Shares Outstanding	31,442,178
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 16.54

On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
16
See Notes to Financial Statements.

Calvert
Income Fund
March 31, 2022
Statement of Operations (Unaudited)

Six Months Ended
March 31, 2022
Investment Income
Dividend income (net of foreign taxes withheld of $5,309)	$ 595,577
Dividend income - affiliated issuers	3,308
Interest and other income (net of foreign taxes withheld of $613)	13,417,807
Interest income - affiliated issuers	146,514
Securities lending income, net	40,389
Total investment income	$ 14,203,595
Expenses
Investment advisory fee	$ 1,580,586
Administrative fee	474,176
Distribution and service fees:
Class A	322,439
Class C	37,903
Trustees' fees and expenses	15,898
Custodian fees	10,186
Transfer agency fees and expenses	316,174
Accounting fees	88,900
Professional fees	21,594
Registration fees	44,176
Reports to shareholders	22,180
Miscellaneous	20,744
Total expenses	$ 2,954,956
Net investment income	$ 11,248,639
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$ 3,231,144
Investment securities - affiliated issuers	(3,199)
Futures contracts	(2,832,028)
Foreign currency transactions	16,683
Forward foreign currency exchange contracts	7,682
Net realized gain	$ 420,282
Change in unrealized appreciation (depreciation):
Investment securities	$ (66,830,501)
Investment securities - affiliated issuers	282,019
Futures contracts	(1,033,159)
Foreign currency	6
Forward foreign currency exchange contracts	(54,368)
Net change in unrealized appreciation (depreciation)	$(67,636,003)
Net realized and unrealized loss	$(67,215,721)
Net decrease in net assets from operations	$(55,967,082)
17
See Notes to Financial Statements.

Calvert
Income Fund
March 31, 2022
Statements of Changes in Net Assets

	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 11,248,639	$ 20,380,305
Net realized gain	420,282	8,019,128
Net change in unrealized appreciation (depreciation)	(67,636,003)	14,636,039
Net increase (decrease) in net assets from operations	$ (55,967,082)	$ 43,035,472
Distributions to shareholders:
Class A	$ (3,525,490)	$ (7,628,488)
Class C	(75,109)	(172,704)
Class I	(7,860,210)	(12,707,902)
Total distributions to shareholders	$ (11,460,809)	$ (20,509,094)
Capital share transactions:
Class A	$ (16,801,908)	$ (14,278,394)
Class C	(723,005)	(1,755,697)
Class I	62,974,544	138,705,160
Net increase in net assets from capital share transactions	$ 45,449,631	$122,671,069
Net increase (decrease) in net assets	$ (21,978,260)	$145,197,447
Net Assets
At beginning of period	$ 783,814,444	$ 638,616,997
At end of period	$761,836,184	$783,814,444
18
See Notes to Financial Statements.

Calvert
Income Fund
March 31, 2022
Financial Highlights

	Class A
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30,
		2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 17.98	$ 17.37	$ 17.11	$ 15.91	$ 16.55	$ 16.68
Income (Loss) From Operations
Net investment income(1)	$ 0.23	$ 0.49	$ 0.55	$ 0.56	$ 0.51	$ 0.51
Net realized and unrealized gain (loss)	(1.46)	0.61	0.26	1.22	(0.64)	(0.13)
Total income (loss) from operations	$ (1.23)	$ 1.10	$ 0.81	$ 1.78	$ (0.13)	$ 0.38
Less Distributions
From net investment income	$ (0.24)	$ (0.49)	$ (0.54)	$ (0.58)	$ (0.51)	$ (0.51)
Tax return of capital	—	—	(0.01)	—	—	—
Total distributions	$ (0.24)	$ (0.49)	$ (0.55)	$ (0.58)	$ (0.51)	$ (0.51)
Net asset value — End of period	$ 16.51	$ 17.98	$ 17.37	$ 17.11	$ 15.91	$ 16.55
Total Return(2)	(6.91)% (3)	6.41%	4.83%	11.45%	(0.79)%	2.35%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$234,760	$272,840	$277,617	$279,886	$264,987	$312,318
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.91% (5)	0.92%	0.94%	0.97%	0.98%	1.04%
Net expenses	0.91% (5)	0.92%	0.94%	0.96%	0.98%	1.01%
Net investment income	2.68% (5)	2.75%	3.21%	3.47%	3.17%	3.11%
Portfolio Turnover	26% (3)	48%	74%	57%	66%	76%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
19
See Notes to Financial Statements.

Calvert
Income Fund
March 31, 2022
Financial Highlights — continued

	Class C
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30,
		2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 17.96	$ 17.36	$ 17.10	$ 15.91	$ 16.55	$ 16.68
Income (Loss) From Operations
Net investment income(1)	$ 0.17	$ 0.35	$ 0.42	$ 0.44	$ 0.39	$ 0.38
Net realized and unrealized gain (loss)	(1.47)	0.61	0.26	1.22	(0.64)	(0.13)
Total income (loss) from operations	$ (1.30)	$ 0.96	$ 0.68	$ 1.66	$ (0.25)	$ 0.25
Less Distributions
From net investment income	$ (0.17)	$ (0.36)	$ (0.41)	$ (0.47)	$ (0.39)	$ (0.38)
Tax return of capital	—	—	(0.01)	—	—	—
Total distributions	$ (0.17)	$ (0.36)	$ (0.42)	$ (0.47)	$ (0.39)	$ (0.38)
Net asset value — End of period	$16.49	$17.96	$17.36	$ 17.10	$ 15.91	$ 16.55
Total Return(2)	(7.26)% (3)	5.55%	4.06%	10.65%	(1.54)%	1.54%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 6,866	$ 8,218	$ 9,655	$11,623	$37,072	$53,549
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.66% (5)	1.67%	1.69%	1.73%	1.74%	1.80%
Net expenses	1.66% (5)	1.67%	1.69%	1.72%	1.74%	1.80%
Net investment income	1.93% (5)	1.99%	2.46%	2.78%	2.40%	2.34%
Portfolio Turnover	26% (3)	48%	74%	57%	66%	76%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
20
See Notes to Financial Statements.

Calvert
Income Fund
March 31, 2022
Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30,
		2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 18.02	$ 17.41	$ 17.16	$ 15.94	$ 16.57	$ 16.70
Income (Loss) From Operations
Net investment income(1)	$ 0.26	$ 0.53	$ 0.59	$ 0.61	$ 0.58	$ 0.57
Net realized and unrealized gain (loss)	(1.48)	0.62	0.25	1.23	(0.66)	(0.13)
Total income (loss) from operations	$ (1.22)	$ 1.15	$ 0.84	$ 1.84	$ (0.08)	$ 0.44
Less Distributions
From net investment income	$ (0.26)	$ (0.54)	$ (0.57)	$ (0.62)	$ (0.55)	$ (0.57)
Tax return of capital	—	—	(0.02)	—	—	—
Total distributions	$ (0.26)	$ (0.54)	$ (0.59)	$ (0.62)	$ (0.55)	$ (0.57)
Net asset value — End of period	$ 16.54	$ 18.02	$ 17.41	$ 17.16	$ 15.94	$ 16.57
Total Return(2)	(6.83)% (3)	6.66%	5.03%	11.81%	(0.48)%	2.76%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$520,211	$502,756	$351,345	$267,226	$199,288	$48,504
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.66% (5)	0.67%	0.69%	0.72%	0.72%	0.64%
Net expenses	0.66% (5)	0.67%	0.69%	0.68%	0.64%	0.62%
Net investment income	2.94% (5)	2.98%	3.45%	3.74%	3.58%	3.49%
Portfolio Turnover	26% (3)	48%	74%	57%	66%	76%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
21
See Notes to Financial Statements.

Calvert
Income Fund
March 31, 2022
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert Income Fund (the Fund) is a diversified series of The Calvert Fund (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek to maximize income, to the extent consistent with preservation of capital, through investment in bonds and income-producing securities. The Fund invests primarily in investment grade, U.S. dollar-denominated debt securities.
The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Effective April 29, 2022, the maximum sales charge payable upon purchase of Class A shares was reduced to 3.25%. A contingent deferred sales charge of 0.80% (0.75% effective April 29, 2022) may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1% on shares redeemed within 12 months of purchase. Class C shares are only available for purchase through a financial intermediary. Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Class I shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Debt Securities. Debt securities are generally valued based on valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Senior Floating-Rate Loans. Interests in senior floating-rate loans for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service, and are categorized as Level 2 in the hierarchy.
Affiliated Fund. Calvert Cash Reserves Fund, LLC (Cash Reserves Fund) is an affiliated investment company managed by Calvert Research and Management (CRM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day and are categorized as Level 2 in the hierarchy. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.
Other Securities. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
22

Calvert
Income Fund
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund's forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service and are categorized as Level 2 in the hierarchy. U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund's adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of March 31, 2022, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$ 80,559,241	$ —	$ 80,559,241
Collateralized Mortgage Obligations	—	36,462,081	—	36,462,081
Commercial Mortgage-Backed Securities	—	54,056,966	—	54,056,966
Convertible Bonds	—	4,480,149	—	4,480,149
Corporate Bonds	—	495,694,359	—	495,694,359
High Social Impact Investments	—	1,427,895	—	1,427,895
Preferred Stocks	16,638,607	—	—	16,638,607
Senior Floating-Rate Loans	—	34,694,763	—	34,694,763
Taxable Municipal Obligations	—	1,908,194	—	1,908,194
U.S. Treasury Obligations	—	29,851,610	—	29,851,610
Short-Term Investments:
Affiliated Fund	—	2,625,504	—	2,625,504
Securities Lending Collateral	9,525,026	—	—	9,525,026
Total Investments	$26,163,633	$741,760,762	$ —	$767,924,395
Futures Contracts	$ 758,413	$ —	$ —	$ 758,413
Total	$26,922,046	$741,760,762	$ —	$768,682,808
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (54,368)	$ —	$ (54,368)
Futures Contracts	(2,180,118)	—	—	(2,180,118)
Total	$ (2,180,118)	$ (54,368)	$ —	$ (2,234,486)
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends and interest, if any, have been provided for in accordance with the Fund's understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a
23

Calvert
Income Fund
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. The Fund may earn certain fees in connection with its investments in senior floating-rate loans. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees, which are recorded to income as earned. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income.
C  Share Class Accounting— Realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class's paid shares to the total value of all paid shares. Expenses arising in connection with a specific class are charged directly to that class.
D  Foreign Currency Transactions— The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E  Senior Floating-Rate Loans— The Fund may invest in direct debt instruments, which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investment in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower of the loan. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of such payments by the lender from the borrower. The Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is issuing the participation interest.
F  Futures Contracts— The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
G  Forward Foreign Currency Exchange Contracts— The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.
H  Options Contracts— Upon the purchase of a call or put option, the premium paid by the Fund is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Fund’s policies on investment valuations discussed above. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. As the purchaser of an index option, the Fund has the right to receive a cash payment equal to any depreciation in the value of the index below the exercise price of the option (in the case of a put) or equal to any appreciation in the value of the index over the exercise price of the option (in the case of a call) as of the valuation date of the option. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
I  Restricted Securities— The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of the Schedule of Investments.
J  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund declares income distributions daily to shareholders of record at the time of declaration and generally pays them monthly. The Fund makes distributions of net realized capital gains, if any, at
24

Calvert
Income Fund
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
K  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
L   Indemnifications— Under the Trust’s organizational document, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and provides that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders or former shareholders. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
M  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
N  When-Issued Securities and Delayed Delivery Transactions— The Fund may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
O  Interim Financial Statements— The interim financial statements relating to March 31, 2022 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by CRM, an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the following annual rates of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to and including $2 billion	0.40%
Over $2 billion up to and including $7.5 billion	0.375%
Over $7.5 billion up to and including $10 billion	0.35%
Over $10 billion	0.325%
For the six months ended March 31, 2022, the investment advisory fee amounted to $1,580,586 or 0.40% (annualized) of the Fund's average daily net assets. CRM does not receive a fee for advisory services provided to Cash Reserves Fund.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.95%, 1.70% and 0.70% for Class A, Class C and Class I, respectively, of such class’s average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after January 31, 2023. For the six months ended March 31, 2022, no expenses were waived or reimbursed by CRM.
25

Calvert
Income Fund
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class C and Class I and is payable monthly. For the six months ended March 31, 2022, CRM was paid administrative fees of $474,176.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. In addition, pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2022 amounted to $322,439 and $37,903 for Class A shares and Class C shares, respectively.
The Fund was informed that EVD received $8,835 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2022. The Fund was also informed that EVD received $568 of contingent deferred sales charges paid by Class C shareholders and no CDSC paid by Class A shareholders for the same period.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2022, sub-transfer agency fees and expenses incurred to EVM amounted to $23,728 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Trustee of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $214,000 ($154,000 prior to January 1, 2022), plus an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee. The Board chair receives an additional $30,000 annual fee, Committee chairs receive an additional $6,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Trustees may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Trustees. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Trustees’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Trustees of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
During the six months ended March 31, 2022, the cost of purchases and proceeds from sales of investments, other than U.S. government and agency securities and short-term securities and including maturities, paydowns and principal repayments on senior floating-rate loans, were $211,776,546 and $174,336,824, respectively. Purchases and sales of U.S. government and agency securities were $38,710,907 and $24,467,006, respectively.
4  Distributions to Shareholders and Income Tax Information
At September 30, 2021, the Fund, for federal income tax purposes, had deferred capital losses of $197,761,281 which would reduce the Fund's taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund's next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at September 30, 2021, $197,761,281 are long-term.
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at March 31, 2022, as determined on a federal income tax basis, were as follows:
Aggregate cost	$813,539,194
Gross unrealized appreciation	$ 2,630,867
Gross unrealized depreciation	(49,721,739)
Net unrealized depreciation	$ (47,090,872)
26

Calvert
Income Fund
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

5  Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at March 31, 2022 is included in the Schedule of Investments. At March 31, 2022, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Foreign Exchange Risk: During the six months ended March 31, 2022, the Fund entered into forward foreign currency exchange contracts to seek to hedge against the decline in the value of currencies in which its portfolio holdings are denominated against the U.S. dollar.
Interest Rate Risk: During the six months ended March 31, 2022, the Fund used futures contracts and options on futures contracts to hedge interest rate risk and to manage duration.
The Fund enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At March 31, 2022, the fair value of derivatives with credit-related contingent features in a net liability position was $54,368. At March 31, 2022, there were no assets pledged by the Fund for such liability.
The over-the-counter (OTC) derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) with its derivative counterparty. The ISDA Master Agreement is a bilateral agreement between the Fund and the counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the ISDA Master Agreement. Under the ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. The ISDA Master Agreement allows the counterparty to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreement, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.
The collateral requirements for derivatives traded under the ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under the ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Schedule of Investments.
27

Calvert
Income Fund
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

At March 31, 2022, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure was as follows:
Risk	Derivative	Statement of Assets and Liabilities Caption	Assets	Liabilities
Foreign exchange	Forward foreign currency exchange contracts	Receivable/Payable for open forward foreign currency exchange contracts	$ —	$ (54,368)
Interest rate	Futures contracts	Accumulated loss	758,413 (1)	(2,180,118) (1)
Total			$ 758,413	$(2,234,486)
Derivatives not subject to master netting agreements			$ 758,413	$(2,180,118)
Total Derivatives subject to master netting agreements			$ —	$ (54,368)

(1)	Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The Fund’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following table presents the Fund’s derivative liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral pledged by the Fund for such liabilities as of March 31, 2022.
Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(b)
State Street Bank and Trust Company	$(54,368)	$ —	$ —	$ —	$(54,368)

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount payable to the counterparty in the event of default.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended March 31, 2022 was as follows:
Statement of Operations Caption	Foreign exchange	Interest rate	Total
Net realized gain (loss):
Investment securities(1)	$ —	$ 258,567	$ 258,567
Forward foreign currency exchange contracts	7,682	—	7,682
Futures contracts	—	(2,832,028)	(2,832,028)
Total	$ 7,682	$(2,573,461)	$(2,565,779)
Change in unrealized appreciation (depreciation):
Forward foreign currency exchange contracts	$ (54,368)	$ —	$ (54,368)
Futures contracts	—	(1,033,159)	(1,033,159)
Total	$(54,368)	$(1,033,159)	$(1,087,527)

(1)	Relates to purchased options.
The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended March 31, 2022, which are indicative of the volume of these derivative types, were approximately as follows:
28

Calvert
Income Fund
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*
$113,831,000	$29,751,000	$601,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
The average number of purchased options contracts outstanding during the six months ended March 31, 2022, which is indicative of the volume of this derivative type, was 77 contracts.
6  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At March 31, 2022, the total value of securities on loan, including accrued interest, was $13,552,531 and the total value of collateral received was $13,690,664, comprised of cash of $9,525,026 and U.S. government and/or agencies securities of $4,165,638.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2022.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Corporate Bonds	$ 8,988,468	$ —	$ —	$ —	$ 8,988,468
Preferred Stocks	41,483	—	—	—	41,483
U.S. Treasury Obligations	495,075	—	—	—	495,075
Total	$9,525,026	$ —	$ —	$ —	$9,525,026
The carrying amount of the liability for deposits for securities loaned at March 31, 2022 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2022.
7  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in an $800 million unsecured line of credit with a group of banks, which is in effect through October 25, 2022. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2021, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
29

Calvert
Income Fund
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

The Fund had no borrowings outstanding pursuant to its line of credit at March 31, 2022. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2022.
8  Affiliated Issuers and Funds
The Fund has invested a portion of its assets in notes (the Notes) issued by Calvert Impact Capital, Inc. (CIC) pursuant to exemptive relief granted by the U.S. Securities and Exchange Commission (the SEC). There are certain potential points of affiliation between the Fund and CIC. CRM has licensed use of the Calvert name to CIC and provides other types of support. CRM’s President and Chief Executive Officer (and the only director/trustee on the Fund Board that is an “interested person” of the Fund) serves on the CIC Board. In addition, another director/trustee on the Fund Board serves as a director emeritus on the CIC Board.
In addition to the Notes, the Fund invested in issuers that may be deemed to be affiliated with Morgan Stanley. At March 31, 2022, the value of the Fund's investment in the Notes and affiliated issuers and funds was $14,801,384, which represents 1.9% of the Fund's net assets. Transactions in the Notes and affiliated issuers and funds by the Fund for the six months ended March 31, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/Units, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Capital I Trust:
Series 2017-CLS, Class E, 2.347%, (1 mo. USD LIBOR + 1.95%), 11/15/34	$ —	$ 1,424,886	$ —	$ —	$ (12,285)	$ 1,412,614	$ 9,750	$1,426,000
Series 2019-BPR, Class B, 2.497%, (1 mo. USD LIBOR + 2.10%), 5/15/36	6,245,300	—	—	—	166,570	6,414,623	76,665	6,576,000
Series 2019-BPR, Class C, 3.447%, (1 mo. USD LIBOR + 3.05%), 5/15/36	2,745,804	—	—	—	174,944	2,920,748	48,849	3,045,000
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(1)	1,474,245	—	—	—	(46,350)	1,427,895	11,250	1,500,000
Short-Term Investments
Calvert Cash Reserves Fund, LLC	8,598,549	136,137,806	(142,106,792)	(3,199)	(860)	2,625,504	3,308	2,625,767
Totals				$(3,199)	$282,019	$14,801,384	$149,822

(1)	Restricted security.
9  Capital Shares
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes.
Transactions in capital shares for the six months ended March 31, 2022 and the year ended September 30, 2021 were as follows:
	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021
	Shares	Amount	Shares	Amount
Class A
Shares sold	511,731	$ 9,013,995	1,293,874	$ 23,065,325
Reinvestment of distributions	180,533	3,142,506	377,935	6,744,739
Shares redeemed	(1,655,775)	(29,132,956)	(2,578,627)	(45,883,837)
Converted from Class C	9,999	174,547	100,623	1,795,379
Net decrease	(953,512)	$ (16,801,908)	(806,195)	$ (14,278,394)
30

Calvert
Income Fund
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021
	Shares	Amount	Shares	Amount
Class C
Shares sold	30,585	$ 545,529	98,804	$ 1,765,740
Reinvestment of distributions	4,056	70,489	8,845	157,627
Shares redeemed	(65,833)	(1,164,476)	(105,749)	(1,883,685)
Converted to Class A	(10,008)	(174,547)	(100,690)	(1,795,379)
Net decrease	(41,200)	$ (723,005)	(98,790)	$ (1,755,697)
Class I
Shares sold	7,984,140	$139,865,826	12,900,408	$ 231,108,497
Reinvestment of distributions	440,932	7,678,722	689,292	12,339,189
Shares redeemed	(4,882,187)	(84,570,004)	(5,870,372)	(104,742,526)
Net increase	3,542,885	$ 62,974,544	7,719,328	$ 138,705,160
10  Risks and Uncertainties
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Fund's performance, or the performance of the securities in which the Fund invests.
31

Calvert
Income Fund
March 31, 2022
Officers and Trustees

Officers
Hope L. Brown Chief Compliance Officer
Deidre E. Walsh Vice President, Secretary and Chief Legal Officer
James F. Kirchner Treasurer
Trustees
Alice Gresham Bullock Chairperson
Richard L. Baird, Jr.
Cari M. Dominguez
John G. Guffey, Jr.
Miles D. Harper, III
Joy V. Jones
John H. Streur*
Anthony A. Williams
*Interested Trustee and President
32

Calvert Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■
investment experience and risk tolerance
■
checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com

33

Calvert Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■
buy securities from us or make a wire transfer
■
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■
affiliates from using your information to market to you
■
sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
34

Calvert Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Calvert website at www.calvert.com, by calling Calvert at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
35

This Page Intentionally Left Blank

Investment Adviser and Administrator
Calvert Research and Management
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24178     3.31.22

Calvert
High Yield Bond Fund
Semiannual Report
March 31, 2022

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.
Choose Planet-friendly E-delivery!
Sign up now for on-line statements, prospectuses, and fund reports. In less than five minutes you can help reduce paper mail and lower fund costs.
Just go to www.calvert.com. If you already have an online account with the Calvert funds, click on Login to access your Account and select the documents you would like to receive via e-mail.
If you’re new to online account access, click on Login, then Register to create your user name and password. Once you’re in, click on the E-delivery sign-up on the Account Portfolio page and follow the quick, easy steps.
Note: If your shares are not held directly with the Calvert funds but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

Semiannual Report March 31, 2022
Calvert
High Yield Bond Fund

Calvert
High Yield Bond Fund
March 31, 2022
Performance

Portfolio Manager(s) Stephen C. Concannon, CFA and Raphael A. Leeman, each of Calvert Research and Management
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	07/09/2001	07/09/2001	(4.24)%	(1.82)%	3.33%	4.34%
Class A with 3.75% Maximum Sales Charge	—	—	(7.83)	(5.49)	2.55	3.95
Class C at NAV	10/31/2011	07/09/2001	(4.58)	(2.58)	2.56	3.62
Class C with 1% Maximum Sales Charge	—	—	(5.52)	(3.52)	2.56	3.62
Class I at NAV	07/09/2001	07/09/2001	(4.10)	(1.58)	3.63	4.67
Class R6 at NAV	02/01/2019	07/09/2001	(4.06)	(1.50)	3.68	4.70

ICE BofA U.S. High Yield Index	—	—	(3.89)%	(0.29)%	4.56%	5.70%

% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I	Class R6
	1.01%	1.76%	0.76%	0.69%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.
2

Calvert
High Yield Bond Fund
March 31, 2022
Fund Profile

Asset Allocation (% of total investments)

Credit Quality (% of bond and loan holdings)*

* For purposes of the Fund’s rating restrictions, ratings are based on the average of Moody’s Investor Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

3

Calvert
High Yield Bond Fund
March 31, 2022
Endnotes and Additional Disclosures

[1]	ICE BofA U.S. High Yield Index is an unmanaged index of below-investment grade U.S. corporate bonds. ICE® BofA® indices are not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. BofA® is a licensed registered trademark of Bank of America Corporation in the United States and other countries. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R6 is linked to Class I. Performance presented in the Financial Highlights included in the financial statements is not linked.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
Calvert Research and Management became the investment adviser to the Fund on December 31, 2016. Performance reflected prior to such date is that of the Fund’s former investment adviser.
[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.
4

Calvert
High Yield Bond Fund
March 31, 2022
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2021 to March 31, 2022).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (10/1/21)	Ending Account Value (3/31/22)	Expenses Paid During Period* (10/1/21 – 3/31/22)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$ 957.60	$4.93	1.01%
Class C	$1,000.00	$ 954.20	$8.57	1.76%
Class I	$1,000.00	$ 959.00	$3.71	0.76%
Class R6	$1,000.00	$ 959.40	$3.32	0.68%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.90	$5.09	1.01%
Class C	$1,000.00	$1,016.16	$8.85	1.76%
Class I	$1,000.00	$1,021.14	$3.83	0.76%
Class R6	$1,000.00	$1,021.54	$3.43	0.68%

*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2021.
5

Calvert
High Yield Bond Fund
March 31, 2022
Schedule of Investments (Unaudited)

Common Stocks — 0.6%

Security	Shares	Value
Building Materials — 0.0%(1)
AZEK Co., Inc. (The)(2)	15,122	$ 375,631
		$ 375,631
Containers — 0.2%
Ardagh Metal Packaging S.A.(2)	123,741	$ 1,006,014
		$ 1,006,014
Technology — 0.0%(1)
Riverbed Technology, Inc.(2)(3)	7,072	$ 44,200
		$ 44,200
Utilities — 0.4%
NextEra Energy Partners, L.P.	24,500	$ 2,042,320
		$ 2,042,320
Total Common Stocks (identified cost $3,052,264)		$ 3,468,165

Convertible Bonds — 0.2%

Security	Principal Amount (000's omitted)	Value
Healthcare — 0.2%
1Life Healthcare, Inc., 3.00%, 6/15/25	$1,247	$ 1,082,396
Total Convertible Bonds (identified cost $1,086,995)		$ 1,082,396

Convertible Preferred Stocks — 0.6%

Security	Shares	Value
Environmental — 0.3%
GFL Environmental, Inc., 6.00%, 3/15/23	21,650	$ 1,602,966
		$ 1,602,966
Healthcare — 0.3%
Becton Dickinson and Co., 6.00%, 6/1/23(4)	25,930	$ 1,369,623
		$ 1,369,623
Security	Shares	Value
Technology — 0.0%(1)
Riverbed Technology, Inc., Series A, 6.50%, (1.50% cash, 5.00% PIK)(2)(3)	10,828	$ 116,397
		$ 116,397
Total Convertible Preferred Stocks (identified cost $2,821,729)		$ 3,088,986

Corporate Bonds — 86.4%

Security	Principal Amount (000's omitted)*		Value
Aerospace — 0.5%
Moog, Inc., 4.25%, 12/15/27(5)		1,329	$ 1,293,323
Science Applications International Corp., 4.875%, 4/1/28(5)		1,571	1,551,190
			$ 2,844,513
Air Transportation — 1.6%
Air Canada:
3.875%, 8/15/26(5)		1,068	$ 1,009,255
4.625%, 8/15/29(5)	CAD	1,020	768,482
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.:
5.50%, 4/20/26(5)		3,152	3,180,068
5.75%, 4/20/29(5)		1,652	1,648,076
VistaJet Malta Finance PLC/XO Management Holding, Inc., 6.375%, 2/1/30(5)		1,803	1,698,787
			$ 8,304,668
Automotive & Auto Parts — 4.5%
Clarios Global, L.P.:
4.375%, 5/15/26(4)(6)	EUR	1,272	$ 1,396,596
6.25%, 5/15/26(5)		420	432,730
6.75%, 5/15/25(5)		182	188,693
8.50%, 5/15/27(5)		3,491	3,626,625
Ford Motor Co.:
3.25%, 2/12/32		2,124	1,900,576
4.75%, 1/15/43		2,109	1,919,306
7.45%, 7/16/31		356	420,751
9.625%, 4/22/30		1,157	1,509,168
Ford Motor Credit Co., LLC:
2.90%, 2/16/28		241	218,321
3.096%, 5/4/23		374	374,000
3.37%, 11/17/23		200	199,920
3.625%, 6/17/31		824	745,728
3.815%, 11/2/27		242	229,715
4.00%, 11/13/30		1,519	1,432,858
4.125%, 8/17/27		3,341	3,269,803
4.25%, 9/20/22		200	201,466

6
See Notes to Financial Statements.

Calvert
High Yield Bond Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*		Value
Automotive & Auto Parts (continued)
Ford Motor Credit Co., LLC: (continued)
4.271%, 1/9/27		236	$ 233,234
5.125%, 6/16/25		3,018	3,082,042
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(5)		1,271	1,160,563
Wheel Pros, Inc., 6.50%, 5/15/29(4)(5)		1,592	1,398,063
			$ 23,940,158
Banks & Thrifts — 1.4%
Citigroup, Inc., 6.25% to 8/15/26(7)(8)		1,000	$ 1,046,700
First-Citizens Bank & Trust Co.:
2.969%, to 9/27/24, 9/27/25(7)		1,000	991,362
6.125%, 3/9/28		670	742,575
JPMorgan Chase & Co., Series HH, 4.60% to 2/1/25(7)(8)		3,066	2,962,523
SVB Financial Group, 4.10% to 2/15/31(7)(8)		1,815	1,551,825
			$ 7,294,985
Broadcasting — 4.1%
Audacy Capital Corp., 6.75%, 3/31/29(4)(5)		2,210	$ 2,067,698
Beasley Mezzanine Holdings, LLC, 8.625%, 2/1/26(5)		1,606	1,527,531
Diamond Sports Group, LLC/Diamond Sports Finance Co., 5.375%, 8/15/26(5)		951	369,692
iHeartCommunications, Inc.:
5.25%, 8/15/27(5)		500	495,260
6.375%, 5/1/26		26	26,211
8.375%, 5/1/27		2,217	2,295,310
Netflix, Inc.:
4.375%, 11/15/26		500	520,735
4.875%, 6/15/30(4)(5)		2,917	3,116,771
5.375%, 11/15/29(5)		707	766,565
Scripps Escrow II, Inc., 5.375%, 1/15/31(5)		1,397	1,339,555
Scripps Escrow, Inc., 5.875%, 7/15/27(5)		1,794	1,797,947
Sirius XM Radio, Inc.:
3.125%, 9/1/26(5)		1,166	1,103,972
3.875%, 9/1/31(5)		1,702	1,551,671
4.125%, 7/1/30(5)		2,417	2,266,421
5.00%, 8/1/27(5)		802	801,446
Univision Communications, Inc., 4.50%, 5/1/29(5)		1,829	1,743,403
			$ 21,790,188
Building Materials — 1.8%
MIWD Holdco II, LLC/MIWD Finance Corp., 5.50%, 2/1/30(5)		1,304	$ 1,219,924
SRM Escrow Issuer, LLC, 6.00%, 11/1/28(5)		3,559	3,514,406
Standard Industries, Inc.:
2.25%, 11/21/26(6)	EUR	1,157	1,202,249
3.375%, 1/15/31(5)		556	487,337
Security	Principal Amount (000's omitted)*		Value
Building Materials (continued)
Standard Industries, Inc.: (continued)
4.375%, 7/15/30(5)		988	$ 906,194
4.75%, 1/15/28(5)		2,000	1,916,040
5.00%, 2/15/27(5)		495	491,604
			$ 9,737,754
Cable/Satellite TV — 3.8%
CCO Holdings, LLC/CCO Holdings Capital Corp.:
4.00%, 3/1/23(5)		1,000	$ 1,000,630
4.25%, 2/1/31(5)		914	830,639
4.50%, 8/15/30(5)		1,846	1,735,235
4.50%, 5/1/32		273	250,095
4.75%, 3/1/30(5)		3,913	3,764,286
4.75%, 2/1/32(5)		821	765,763
5.00%, 2/1/28(5)		1,000	991,410
5.375%, 6/1/29(5)		1,500	1,502,633
CSC Holdings, LLC:
3.375%, 2/15/31(5)		442	372,953
4.125%, 12/1/30(5)		927	814,096
5.875%, 9/15/22		2,000	2,018,210
6.50%, 2/1/29(5)		200	201,974
7.50%, 4/1/28(5)		1,200	1,181,232
Radiate Holdco, LLC/Radiate Finance, Inc.:
4.50%, 9/15/26(5)		1,000	966,605
6.50%, 9/15/28(4)(5)		921	872,648
UPC Holding B.V., 5.50%, 1/15/28(5)		766	758,114
Ziggo B.V., 4.875%, 1/15/30(5)		506	477,494
Ziggo Bond Co. B.V., 6.00%, 1/15/27(5)		1,420	1,431,332
			$ 19,935,349
Capital Goods — 1.0%
Colfax Corp., 6.375%, 2/15/26(5)		750	$ 774,124
Frigoglass Finance B.V., 6.875%, 2/12/25(6)	EUR	1,000	780,640
Madison IAQ, LLC, 5.875%, 6/30/29(5)		1,860	1,671,926
Roller Bearing Co. of America, Inc., 4.375%, 10/15/29(5)		2,289	2,137,354
			$ 5,364,044
Chemicals — 2.1%
ASP Unifrax Holdings, Inc., 5.25%, 9/30/28(5)		1,083	$ 1,007,439
Compass Minerals International, Inc., 6.75%, 12/1/27(5)		3,004	3,045,546
Herens Holdco S.a.r.l., 4.75%, 5/15/28(5)		1,787	1,604,851
Nufarm Australia, Ltd./Nufarm Americas, Inc., 5.00%, 1/27/30(5)		1,535	1,515,398
Univar Solutions USA, Inc., 5.125%, 12/1/27(5)		1,718	1,719,632

7
See Notes to Financial Statements.

Calvert
High Yield Bond Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*	Value
Chemicals (continued)
WR Grace Holdings, LLC:
4.875%, 6/15/27(5)	1,723	$ 1,688,023
5.625%, 10/1/24(5)	500	507,275
		$ 11,088,164
Consumer Products — 1.4%
Central Garden & Pet Co.:
4.125%, 10/15/30	341	$ 308,320
5.125%, 2/1/28	1,075	1,069,289
Edgewell Personal Care Co.:
4.125%, 4/1/29(5)	1,333	1,228,173
5.50%, 6/1/28(5)	954	950,771
Energizer Holdings, Inc., 4.75%, 6/15/28(5)	700	637,161
Spectrum Brands, Inc.:
5.00%, 10/1/29(5)	629	592,933
5.50%, 7/15/30(5)	302	290,454
5.75%, 7/15/25	60	61,209
Tempur Sealy International, Inc., 3.875%, 10/15/31(5)	2,404	2,064,988
		$ 7,203,298
Containers — 1.0%
Ardagh Metal Packaging Finance USA, LLC/Ardagh Metal Packaging Finance PLC, 4.00%, 9/1/29(5)	1,048	$ 945,610
Canpack SA/Canpack US, LLC, 3.875%, 11/15/29(5)	416	364,657
Crown Americas, LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/26	1,165	1,169,148
Crown Americas, LLC/Crown Americas Capital Corp. VI, 4.75%, 2/1/26	554	560,709
LABL, Inc.:
5.875%, 11/1/28(5)	906	851,074
6.75%, 7/15/26(5)	300	297,090
8.25%, 11/1/29(5)	793	701,309
10.50%, 7/15/27(5)	300	301,020
		$ 5,190,617
Diversified Financial Services — 2.1%
Ally Financial, Inc., 4.70% to 5/15/26(7)(8)	1,926	$ 1,818,982
Coinbase Global, Inc.:
3.375%, 10/1/28(4)(5)	629	556,476
3.625%, 10/1/31(5)	850	726,278
MoneyGram International, Inc., 5.375%, 8/1/26(5)	1,600	1,667,616
MSCI, Inc.:
3.625%, 9/1/30(5)	1,178	1,106,731
3.875%, 2/15/31(4)(5)	1,435	1,363,537
Oxford Finance, LLC/Oxford Finance Co-Issuer II, Inc., 6.375%, 2/1/27(5)	1,454	1,483,821
Security	Principal Amount (000's omitted)*	Value
Diversified Financial Services (continued)
PROG Holdings, Inc., 6.00%, 11/15/29(5)	1,250	$ 1,161,894
Rocket Mortgage, LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/1/29(5)	1,415	1,294,796
		$ 11,180,131
Diversified Media — 2.2%
Alliance Data Systems Corp., 4.75%, 12/15/24(5)	2,116	$ 2,083,244
Cars.com, Inc., 6.375%, 11/1/28(5)	1,791	1,781,642
Clear Channel Outdoor Holdings, Inc.:
5.125%, 8/15/27(5)	1,509	1,495,419
7.75%, 4/15/28(5)	1,350	1,358,593
National CineMedia, LLC:
5.75%, 8/15/26	679	493,107
5.875%, 4/15/28(4)(5)	1,318	1,153,764
Terrier Media Buyer, Inc., 8.875%, 12/15/27(5)	2,019	2,056,796
TripAdvisor, Inc., 7.00%, 7/15/25(5)	1,103	1,140,855
		$ 11,563,420
Energy — 1.4%
Crestwood Midstream Partners, L.P./Crestwood Midstream Finance Corp.:
5.625%, 5/1/27(5)	2,038	$ 2,023,571
6.00%, 2/1/29(5)	1,000	998,330
New Fortress Energy, Inc., 6.50%, 9/30/26(5)	3,001	2,976,902
Tervita Corp., 11.00%, 12/1/25(5)	1,299	1,472,975
		$ 7,471,778
Entertainment/Film — 0.7%
Cinemark USA, Inc.:
5.25%, 7/15/28(4)(5)	1,517	$ 1,418,744
5.875%, 3/15/26(4)(5)	744	722,550
8.75%, 5/1/25(5)	673	704,964
Live Nation Entertainment, Inc., 4.75%, 10/15/27(5)	1,045	1,020,725
		$ 3,866,983
Environmental — 1.9%
Clean Harbors, Inc.:
4.875%, 7/15/27(5)	500	$ 499,642
5.125%, 7/15/29(5)	1,000	1,005,105
Covanta Holding Corp.:
4.875%, 12/1/29(5)	1,948	1,862,191
5.00%, 9/1/30	500	474,838
GFL Environmental, Inc.:
3.50%, 9/1/28(5)	1,631	1,533,466
3.75%, 8/1/25(5)	387	380,485
4.00%, 8/1/28(5)	1,500	1,381,612

8
See Notes to Financial Statements.

Calvert
High Yield Bond Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*	Value
Environmental (continued)
GFL Environmental, Inc.: (continued)
4.25%, 6/1/25(5)	1,000	$ 994,935
4.75%, 6/15/29(5)	1,389	1,322,995
Waste Pro USA, Inc., 5.50%, 2/15/26(5)	845	799,526
		$ 10,254,795
Food & Drug Retail — 1.4%
Albertsons Cos., LLC/Safeway, Inc./New Albertsons, L.P./Albertsons, LLC:
4.875%, 2/15/30(5)	2,549	$ 2,486,868
5.875%, 2/15/28(5)	1,295	1,292,993
Arko Corp., 5.125%, 11/15/29(5)	2,544	2,319,734
Ingles Markets, Inc., 4.00%, 6/15/31(5)	1,077	1,018,551
		$ 7,118,146
Food, Beverage & Tobacco — 3.4%
BellRing Brands, Inc., 7.00%, 3/15/30(5)	3,032	$ 3,100,220
Chobani LLC / Chobani Finance Corp., Inc., 4.625%, 11/15/28(5)	500	462,182
Kraft Heinz Foods Co.:
3.875%, 5/15/27	970	986,606
4.25%, 3/1/31	2,852	2,939,785
4.375%, 6/1/46	374	370,780
4.625%, 1/30/29	1,000	1,047,500
4.625%, 10/1/39	223	227,110
4.875%, 10/1/49	180	189,878
5.50%, 6/1/50	102	116,334
Performance Food Group, Inc.:
4.25%, 8/1/29(5)	2,496	2,277,600
5.50%, 10/15/27(5)	1,727	1,720,809
6.875%, 5/1/25(5)	231	239,339
Post Holdings, Inc.:
4.50%, 9/15/31(5)	1,168	1,036,588
4.625%, 4/15/30(5)	276	248,980
5.50%, 12/15/29(5)	500	481,865
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.625%, 3/1/29(5)	983	922,840
US Foods, Inc., 4.75%, 2/15/29(5)	1,795	1,714,342
		$ 18,082,758
Healthcare — 10.9%
AdaptHealth, LLC:
4.625%, 8/1/29(5)	988	$ 903,442
5.125%, 3/1/30(4)(5)	1,257	1,169,884
6.125%, 8/1/28(5)	815	810,513
Security	Principal Amount (000's omitted)*		Value
Healthcare (continued)
AMN Healthcare, Inc.:
4.00%, 4/15/29(5)		528	$ 490,063
4.625%, 10/1/27(5)		977	951,798
Avantor Funding, Inc., 4.625%, 7/15/28(5)		1,001	991,275
Catalent Pharma Solutions, Inc., 2.375%, 3/1/28(6)	EUR	893	926,931
Centene Corp.:
2.50%, 3/1/31		2,993	2,646,321
3.00%, 10/15/30		1,438	1,322,974
3.375%, 2/15/30		2,526	2,381,260
4.25%, 12/15/27		1,339	1,345,400
4.625%, 12/15/29		2,093	2,113,595
Charles River Laboratories International, Inc., 4.25%, 5/1/28(5)		410	401,632
Emergent BioSolutions, Inc., 3.875%, 8/15/28(5)		818	735,325
Encompass Health Corp.:
4.625%, 4/1/31		351	329,152
4.75%, 2/1/30		1,247	1,199,196
Grifols Escrow Issuer S.A., 4.75%, 10/15/28(5)		811	764,453
Grifols S.A.:
1.625%, 2/15/25(6)	EUR	500	539,144
2.25%, 11/15/27(6)	EUR	965	1,022,554
HealthEquity, Inc., 4.50%, 10/1/29(5)		1,934	1,834,883
Jazz Securities DAC, 4.375%, 1/15/29(5)		1,876	1,819,898
LifePoint Health, Inc.:
4.375%, 2/15/27(5)		1,558	1,508,456
5.375%, 1/15/29(4)(5)		2,020	1,912,713
6.75%, 4/15/25(5)		301	311,565
Minerva Merger Sub, Inc., 6.50%, 2/15/30(5)		3,633	3,529,024
ModivCare Escrow Issuer, Inc., 5.00%, 10/1/29(5)		1,048	978,942
ModivCare, Inc., 5.875%, 11/15/25(5)		1,088	1,099,914
Molina Healthcare, Inc.:
3.875%, 11/15/30(5)		2,506	2,410,810
3.875%, 5/15/32(5)		1,089	1,037,953
4.375%, 6/15/28(5)		2,231	2,210,330
Mozart Debt Merger Sub, Inc.:
3.875%, 4/1/29(5)		2,000	1,852,550
5.25%, 10/1/29(4)(5)		2,812	2,617,831
Option Care Health, Inc., 4.375%, 10/31/29(5)		1,589	1,492,603
Organon & Co./Organon Foreign Debt Co-Issuer BV:
4.125%, 4/30/28(5)		500	477,000
5.125%, 4/30/31(5)		1,287	1,243,692
Owens & Minor, Inc., 4.50%, 3/31/29(4)(5)		1,309	1,251,640
Perrigo Finance Unlimited Co., 3.90%, 6/15/30		435	409,525
Prestige Brands, Inc., 5.125%, 1/15/28(5)		1,116	1,109,962

9
See Notes to Financial Statements.

Calvert
High Yield Bond Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*		Value
Healthcare (continued)
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/1/26(5)		1,238	$ 1,296,421
Team Health Holdings, Inc., 6.375%, 2/1/25(4)(5)		1,285	1,155,414
Teleflex, Inc., 4.625%, 11/15/27		1,245	1,263,519
US Acute Care Solutions, LLC, 6.375%, 3/1/26(5)		2,658	2,627,845
Varex Imaging Corp., 7.875%, 10/15/27(5)		1,119	1,187,561
			$ 57,684,963
Homebuilders/Real Estate — 5.5%
APi Escrow Corp., 4.75%, 10/15/29(5)		1,203	$ 1,119,560
Brookfield Property REIT, Inc./BPR Cumulus, LLC/BPR Nimbus, LLC/GGSI Sellco, LLC:
4.50%, 4/1/27(5)		2,151	2,012,067
5.75%, 5/15/26(5)		1,483	1,471,381
Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 2/1/26(5)		1,124	1,083,351
Dycom Industries, Inc., 4.50%, 4/15/29(5)		1,630	1,538,198
Empire Communities Corp., 7.00%, 12/15/25(5)		1,711	1,692,453
Greystar Real Estate Partners, LLC, 5.75%, 12/1/25(5)		2,219	2,239,348
HAT Holdings I, LLC/HAT Holdings II, LLC:
3.75%, 9/15/30(5)		1,465	1,321,327
6.00%, 4/15/25(5)		1,294	1,327,993
M/I Homes, Inc.:
3.95%, 2/15/30		500	440,885
4.95%, 2/1/28		1,500	1,416,788
Outfront Media Capital, LLC/Outfront Media Capital Corp.:
4.625%, 3/15/30(5)		1,407	1,326,984
6.25%, 6/15/25(5)		1,341	1,377,844
Shea Homes, L.P./Shea Homes Funding Corp., 4.75%, 2/15/28(5)		994	937,178
Starwood Property Trust, Inc., 3.75%, 12/31/24(5)		1,250	1,214,194
Taylor Morrison Communities, Inc.:
5.125%, 8/1/30(5)		1,309	1,281,465
5.75%, 1/15/28(5)		306	315,844
5.875%, 6/15/27(5)		974	1,015,010
TopBuild Corp.:
3.625%, 3/15/29(5)		1,000	910,785
4.125%, 2/15/32(5)		1,851	1,681,124
Vivion Investments S.a.r.l.:
3.00%, 8/8/24(4)(6)	EUR	3,000	3,201,963
3.50%, 11/1/25(6)	EUR	100	106,513
			$ 29,032,255
Security	Principal Amount (000's omitted)*	Value
Hotels — 0.1%
Hilton Domestic Operating Co., Inc.:
5.375%, 5/1/25(5)	199	$ 203,856
5.75%, 5/1/28(5)	300	310,785
		$ 514,641
Insurance — 2.0%
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(5)	2,688	$ 2,660,314
AmWINS Group, Inc., 4.875%, 6/30/29(5)	1,173	1,127,605
AssuredPartners, Inc., 5.625%, 1/15/29(5)	238	219,513
BroadStreet Partners, Inc., 5.875%, 4/15/29(5)	1,849	1,727,983
GTCR AP Finance, Inc., 8.00%, 5/15/27(5)	1,543	1,562,812
HUB International, Ltd., 7.00%, 5/1/26(5)	1,467	1,485,807
USI, Inc., 6.875%, 5/1/25(5)	1,500	1,507,485
		$ 10,291,519
Leisure — 2.2%
Life Time, Inc.:
5.75%, 1/15/26(5)	1,860	$ 1,860,735
8.00%, 4/15/26(4)(5)	1,590	1,589,507
Powdr Corp., 6.00%, 8/1/25(5)	1,566	1,607,742
Royal Caribbean Cruises, Ltd.:
3.70%, 3/15/28(4)	491	438,708
5.50%, 4/1/28(4)(5)	1,567	1,495,960
Viking Cruises, Ltd.:
5.875%, 9/15/27(5)	2,112	1,929,122
6.25%, 5/15/25(5)	1,000	937,455
7.00%, 2/15/29(5)	360	331,898
Viking Ocean Cruises Ship VII, Ltd., 5.625%, 2/15/29(5)	1,731	1,583,324
		$ 11,774,451
Metals/Mining — 1.5%
Arconic Corp., 6.125%, 2/15/28(5)	1,000	$ 1,005,200
Constellium SE:
5.625%, 6/15/28(5)	1,000	1,005,455
5.875%, 2/15/26(5)	627	627,781
Hudbay Minerals, Inc.:
4.50%, 4/1/26(5)	1,721	1,675,385
6.125%, 4/1/29(5)	995	1,026,362
Novelis Corp.:
3.25%, 11/15/26(5)	500	478,250
3.875%, 8/15/31(5)	1,500	1,374,442
4.75%, 1/30/30(5)	927	901,721
		$ 8,094,596

10
See Notes to Financial Statements.

Calvert
High Yield Bond Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*	Value
Paper — 0.7%
Enviva Partners, L.P./Enviva Partners Finance Corp., 6.50%, 1/15/26(5)	3,218	$ 3,313,880
Glatfelter Corp., 4.75%, 11/15/29(5)	325	276,052
		$ 3,589,932
Railroad — 0.3%
Watco Cos., LLC/Watco Finance Corp., 6.50%, 6/15/27(5)	1,450	$ 1,428,395
		$ 1,428,395
Restaurants — 1.3%
Dave & Buster's, Inc., 7.625%, 11/1/25(5)	2,474	$ 2,606,272
IRB Holding Corp.:
6.75%, 2/15/26(5)	1,233	1,255,928
7.00%, 6/15/25(5)	1,829	1,904,858
Yum! Brands, Inc., 3.625%, 3/15/31	1,312	1,198,430
		$ 6,965,488
Services — 6.1%
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., 5.375%, 3/1/29(4)(5)	961	$ 947,892
BCPE Empire Holdings, Inc., 7.625%, 5/1/27(5)	3,299	3,113,761
Beacon Roofing Supply, Inc., 4.125%, 5/15/29(5)	2,000	1,851,310
Gartner, Inc.:
3.625%, 6/15/29(5)	788	739,845
3.75%, 10/1/30(5)	333	313,128
4.50%, 7/1/28(5)	1,143	1,140,028
GEMS MENASA Cayman, Ltd./GEMS Education Delaware, LLC, 7.125%, 7/31/26(5)	2,720	2,732,458
Korn Ferry, 4.625%, 12/15/27(5)	1,739	1,699,812
McGraw-Hill Education, Inc.:
5.75%, 8/1/28(5)	1,345	1,285,638
8.00%, 8/1/29(5)	2,118	2,006,074
NESCO Holdings II, Inc., 5.50%, 4/15/29(5)	1,614	1,587,756
Nielsen Co. Luxembourg S.a.r.l. (The), 5.00%, 2/1/25(4)(5)	500	503,203
Ritchie Bros Holdings, Inc., 4.75%, 12/15/31(5)	1,207	1,178,780
SRS Distribution, Inc.:
6.00%, 12/1/29(5)	824	763,827
6.125%, 7/1/29(4)(5)	1,438	1,328,302
Summer BC Bidco B, LLC, 5.50%, 10/31/26(5)	1,617	1,558,449
Terminix Co., LLC (The), 7.45%, 8/15/27	1,734	1,971,411
United Rentals North America, Inc., 3.875%, 11/15/27	2,000	1,983,720
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(5)	2,737	2,748,318
Security	Principal Amount (000's omitted)*	Value
Services (continued)
WESCO Distribution, Inc.:
7.125%, 6/15/25(5)	934	$ 972,677
7.25%, 6/15/28(5)	1,637	1,740,622
		$ 32,167,011
Steel — 0.5%
Infrabuild Australia Pty, Ltd., 12.00%, 10/1/24(5)	1,654	$ 1,680,977
TMS International Corp., 6.25%, 4/15/29(5)	1,245	1,185,128
		$ 2,866,105
Super Retail — 5.0%
Asbury Automotive Group, Inc.:
4.50%, 3/1/28	691	$ 665,226
4.625%, 11/15/29(5)	398	371,127
4.75%, 3/1/30	1,118	1,056,566
5.00%, 2/15/32(5)	162	150,809
Bath & Body Works, Inc.:
6.625%, 10/1/30(5)	946	994,412
6.75%, 7/1/36	196	200,007
6.875%, 11/1/35	1,502	1,549,921
6.95%, 3/1/33	1,244	1,287,340
7.60%, 7/15/37	88	91,486
9.375%, 7/1/25(5)	78	89,123
Gap, Inc. (The):
3.625%, 10/1/29(5)	1,021	911,727
3.875%, 10/1/31(5)	354	309,060
Group 1 Automotive, Inc., 4.00%, 8/15/28(5)	1,761	1,641,921
Ken Garff Automotive, LLC, 4.875%, 9/15/28(5)	1,490	1,403,200
LCM Investments Holdings II, LLC, 4.875%, 5/1/29(5)	2,095	1,981,283
Lithia Motors, Inc.:
3.875%, 6/1/29(5)	958	906,967
4.375%, 1/15/31(5)	1,324	1,281,976
4.625%, 12/15/27(5)	1,173	1,165,721
Penske Automotive Group, Inc., 3.50%, 9/1/25(4)	947	941,375
PetSmart, Inc./PetSmart Finance Corp.:
4.75%, 2/15/28(5)	1,709	1,653,851
7.75%, 2/15/29(5)	2,875	2,971,945
Sonic Automotive, Inc.:
4.625%, 11/15/29(5)	2,129	1,918,772
4.875%, 11/15/31(5)	816	725,669
Victoria's Secret & Co., 4.625%, 7/15/29(5)	2,226	2,007,574
William Carter Co. (The):
5.50%, 5/15/25(5)	137	141,337
5.625%, 3/15/27(5)	229	232,669
		$ 26,651,064

11
See Notes to Financial Statements.

Calvert
High Yield Bond Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*	Value
Technology — 5.6%
Black Knight InfoServ, LLC, 3.625%, 9/1/28(5)	2,188	$ 2,076,128
Booz Allen Hamilton, Inc.:
3.875%, 9/1/28(5)	2,313	2,235,272
4.00%, 7/1/29(5)	977	955,281
CDK Global, Inc., 5.25%, 5/15/29(5)	1,447	1,458,518
Ciena Corp., 4.00%, 1/31/30(5)	1,374	1,324,474
Condor Merger Sub, Inc., 7.375%, 2/15/30(5)	943	905,869
Entegris, Inc., 4.375%, 4/15/28(5)	893	865,857
Fair Isaac Corp., 4.00%, 6/15/28(5)	2,050	1,988,336
II-VI, Inc., 5.00%, 12/15/29(5)	1,257	1,230,509
Imola Merger Corp., 4.75%, 5/15/29(5)	3,140	3,027,902
LogMeIn, Inc., 5.50%, 9/1/27(5)	1,445	1,351,407
ON Semiconductor Corp., 3.875%, 9/1/28(5)	1,767	1,689,455
Open Text Corp., 3.875%, 2/15/28(5)	1,045	1,003,733
Open Text Holdings, Inc., 4.125%, 2/15/30(5)	1,352	1,284,670
Presidio Holdings, Inc.:
4.875%, 2/1/27(5)	782	771,944
8.25%, 2/1/28(5)	2,599	2,654,385
Seagate HDD Cayman, 3.125%, 7/15/29	456	410,204
Sensata Technologies, Inc.:
3.75%, 2/15/31(5)	325	301,130
4.375%, 2/15/30(5)	199	190,732
SS&C Technologies, Inc., 5.50%, 9/30/27(5)	1,148	1,158,045
Viavi Solutions, Inc., 3.75%, 10/1/29(5)	1,378	1,294,924
VM Consolidated, Inc., 5.50%, 4/15/29(5)	1,562	1,469,194
		$ 29,647,969
Telecommunications — 6.0%
Connect Finco S.a.r.l./Connect US Finco, LLC, 6.75%, 10/1/26(5)	3,000	$ 3,056,085
DKT Finance ApS, 9.375%, 6/17/23(5)	911	911,495
Iliad Holding SASU:
6.50%, 10/15/26(5)	1,164	1,168,668
7.00%, 10/15/28(5)	1,625	1,630,078
LCPR Senior Secured Financing DAC:
5.125%, 7/15/29(5)	531	508,008
6.75%, 10/15/27(5)	1,345	1,383,521
Level 3 Financing, Inc.:
4.25%, 7/1/28(5)	3,013	2,769,135
5.25%, 3/15/26	1,000	1,003,305
Lumen Technologies, Inc.:
4.50%, 1/15/29(5)	1,087	936,858
5.125%, 12/15/26(5)	1,000	954,280
Sprint Capital Corp., 6.875%, 11/15/28	3,381	3,923,684
Security	Principal Amount (000's omitted)*		Value
Telecommunications (continued)
Sprint Corp.:
7.125%, 6/15/24		1,000	$ 1,073,800
7.625%, 2/15/25		1,206	1,315,981
7.625%, 3/1/26		1,500	1,694,715
7.875%, 9/15/23		1,125	1,196,713
Telecom Italia SpA, 5.303%, 5/30/24(5)		1,116	1,125,793
T-Mobile USA, Inc.:
2.25%, 2/15/26		851	802,834
2.625%, 2/15/29		563	514,636
2.875%, 2/15/31		1,088	981,920
4.75%, 2/1/28		275	279,785
5.375%, 4/15/27		455	467,790
ViaSat, Inc.:
5.625%, 4/15/27(5)		225	222,033
6.50%, 7/15/28(5)		1,250	1,201,581
Virgin Media Vendor Financing Notes III DAC, 4.875%, 7/15/28(6)	GBP	283	351,545
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 7/15/28(5)		1,505	1,447,667
Vmed O2 UK Financing I PLC, 4.75%, 7/15/31(5)		1,000	943,995
			$ 31,865,905
Transport Excluding Air & Rail — 0.6%
Seaspan Corp., 5.50%, 8/1/29(5)		1,835	$ 1,719,496
XPO Logistics, Inc., 6.25%, 5/1/25(5)		1,500	1,552,200
			$ 3,271,696
Utilities — 1.8%
Clearway Energy Operating, LLC, 4.75%, 3/15/28(5)		1,196	$ 1,203,230
Drax Finco PLC, 6.625%, 11/1/25(5)		1,707	1,728,722
Leeward Renewable Energy Operations, LLC, 4.25%, 7/1/29(5)		1,270	1,192,778
NextEra Energy Operating Partners, L.P.:
4.25%, 9/15/24(5)		14	14,154
4.50%, 9/15/27(5)		904	901,577
Pattern Energy Operations, L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28(5)		1,602	1,577,906
TerraForm Power Operating, LLC:
4.25%, 1/31/23(5)		650	649,083
4.75%, 1/15/30(5)		1,000	977,400
5.00%, 1/31/28(5)		1,402	1,399,021
			$ 9,643,871
Total Corporate Bonds (identified cost $476,188,960)			$457,721,610

12
See Notes to Financial Statements.

Calvert
High Yield Bond Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

Preferred Stocks — 0.2%

Security	Shares	Value
Services — 0.2%
WESCO International, Inc., Series A, 10.625% to 6/22/25(7)	45,970	$ 1,352,897
Total Preferred Stocks (identified cost $1,291,567)		$ 1,352,897

Senior Floating-Rate Loans — 6.5%(9)

Borrower/Description	Principal Amount (000's omitted)	Value
Air Transportation — 0.5%
Air Canada, Term Loan, 4.25%, (6 mo. USD LIBOR + 3.50%, Floor 0.75%), 8/11/28	$1,386	$ 1,373,179
SkyMiles IP, Ltd., Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 10/20/27	1,387	1,435,978
		$ 2,809,157
Automotive & Auto Parts — 0.6%
Clarios Global, L.P., Term Loan, 3.708%, (1 mo. USD LIBOR + 3.25%), 4/30/26	$847	$ 838,324
Truck Hero, Inc., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), 1/31/28	1,276	1,240,095
Wheel Pros, LLC, Term Loan, 5.25%, (1 mo. USD LIBOR + 4.50%, Floor 0.75%), 5/11/28	1,272	1,216,507
		$ 3,294,926
Broadcasting — 0.1%
Diamond Sports Group, LLC, Term Loan, 9.00%, (SOFR + 8.00%, Floor 1.00%), 5/26/26	$220	$ 224,006
		$ 224,006
Cable/Satellite TV — 0.1%
Directv Financing, LLC, Term Loan, 5.75%, (1 mo. USD LIBOR + 5.00%, Floor 0.75%), 8/2/27	$680	$ 680,031
		$ 680,031
Capital Goods — 0.3%
Welbilt, Inc., Term Loan, 2.957%, (1 mo. USD LIBOR + 2.50%), 10/23/25	$1,434	$ 1,425,635
		$ 1,425,635
Diversified Media — 0.2%
CMG Media Corp., Term Loan, 3.957%, (1 mo. USD LIBOR + 3.50%), 12/17/26	$978	$ 964,270
		$ 964,270
Borrower/Description	Principal Amount (000's omitted)	Value
Healthcare — 1.0%
Heartland Dental, LLC, Term Loan, 4/30/25(10)	$908	$ 903,624
Jazz Financing Lux S.a.r.l., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 5/5/28	2,203	2,198,606
RadNet Management, Inc., Term Loan, 4/21/28(10)	770	761,045
Verscend Holding Corp., Term Loan, 4.458%, (1 mo. USD LIBOR + 4.00%), 8/27/25	1,661	1,658,377
		$ 5,521,652
Insurance — 0.6%
Asurion, LLC:
Term Loan, 5.707%, (1 mo. USD LIBOR + 5.25%), 1/20/29	$603	$ 590,940
Term Loan - Second Lien, 5.708%, (1 mo. USD LIBOR + 5.25%), 1/31/28	2,185	2,145,852
Sedgwick Claims Management Services, Inc., Term Loan, 3.707%, (1 mo. USD LIBOR + 3.25%), 12/31/25	431	426,847
		$ 3,163,639
Restaurants — 0.2%
IRB Holding Corp., Term Loan, 3.75%, (SOFR + 3.00%, Floor 0.75%), 12/15/27	$778	$ 770,855
		$ 770,855
Services — 1.5%
AlixPartners, LLP, Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 2/4/28	$1,441	$ 1,422,468
Spin Holdco, Inc., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 3/4/28	2,489	2,474,513
SRS Distribution, Inc., Term Loan, 4.00%, (USD LIBOR + 3.50%, Floor 0.50%), 6/2/28(11)	1,783	1,758,969
Travelport Finance (Luxembourg) S.a.r.l., Term Loan, 9.75%, (3 mo. USD LIBOR + 8.75%, Floor 1.00%), 2.50% cash, 7.25% PIK, 2/28/25	1,956	2,033,013
		$ 7,688,963
Super Retail — 0.5%
Petsmart, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 2/11/28	$2,851	$ 2,842,656
		$ 2,842,656
Technology — 0.9%
GoTo Group, Inc., Term Loan, 5.218%, (1 mo. USD LIBOR + 4.75%), 8/31/27	$1,739	$ 1,712,897
Realpage, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 4/24/28	1,803	1,785,361
Riverbed Technology, Inc., Term Loan, 9.00%, (3 mo. USD LIBOR + 8.00%, Floor 1.00%), 7.00% cash, 2.00% PIK, 12/8/26	969	843,130

13
See Notes to Financial Statements.

Calvert
High Yield Bond Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Technology (continued)
SS&C European Holdings S.a.r.l., Term Loan, 2.208%, (1 mo. USD LIBOR + 1.75%), 4/16/25	$62	$ 60,673
SS&C Technologies, Inc.:
Term Loan, 2.207%, (1 mo. USD LIBOR + 1.75%), 4/16/25	77	76,178
Term Loan, 2.207%, (1 mo. USD LIBOR + 1.75%), 4/16/25	430	424,779
		$ 4,903,018
Total Senior Floating-Rate Loans (identified cost $34,281,423)		$ 34,288,808

Short-Term Investments — 10.3%

Affiliated Fund — 5.9%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.14%(12)	31,467,472	$ 31,464,325
Total Affiliated Fund (identified cost $31,466,109)		$ 31,464,325

Securities Lending Collateral — 4.4%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.29%(13)	23,036,284	$ 23,036,284
Total Securities Lending Collateral (identified cost $23,036,284)		$ 23,036,284
Total Short-Term Investments (identified cost $54,502,393)		$ 54,500,609
Total Investments — 104.8% (identified cost $573,225,331)		$555,503,471

Other Assets, Less Liabilities — (4.8)%	$ (25,468,198)

Net Assets — 100.0%	$530,035,273

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Amount is less than 0.05%.
(2)	Non-income producing security.
(3)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(4)	All or a portion of this security was on loan at March 31, 2022. The aggregate market value of securities on loan at March 31, 2022 was $22,906,574.
(5)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2022, the aggregate value of these securities is $368,299,274 or 69.5% of the Fund's net assets.
(6)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At March 31, 2022, the aggregate value of these securities is $9,528,135 or 1.8% of the Fund's net assets.
(7)	Security converts to variable rate after the indicated fixed-rate coupon period.
(8)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(9)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate ("LIBOR") or the Secured Overnight Financing Rate ("SOFR") and secondarily, the prime rate offered by one or more major United States banks (the "Prime Rate"). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(10)	This Senior Loan will settle after March 31, 2022, at which time the interest rate will be determined.
(11)	The stated interest rate represents the weighted average interest rate at March 31, 2022 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(12)	Affiliated investment company, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2022.
(13)	Represents investment of cash collateral received in connection with securities lending.

14
See Notes to Financial Statements.

Calvert
High Yield Bond Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
CAD	30,085	USD	23,599	State Street Bank and Trust Company	4/29/22	$ 463	$ —
CAD	13,303	USD	10,466	State Street Bank and Trust Company	4/29/22	173	—
EUR	939,620	USD	1,036,165	State Street Bank and Trust Company	4/29/22	4,051	—
EUR	181,328	USD	207,850	State Street Bank and Trust Company	4/29/22	—	(7,109)
GBP	10,357	USD	14,026	State Street Bank and Trust Company	4/29/22	—	(422)
USD	811,269	CAD	1,037,246	State Street Bank and Trust Company	4/29/22	—	(18,316)
USD	1,679,317	EUR	1,475,466	State Street Bank and Trust Company	4/29/22	45,887	—
USD	2,009,586	EUR	1,800,000	State Street Bank and Trust Company	4/29/22	16,876	—
USD	1,880,659	EUR	1,684,064	State Street Bank and Trust Company	4/29/22	16,298	—
USD	1,230,460	EUR	1,100,000	State Street Bank and Trust Company	4/29/22	12,693	—
USD	1,228,213	EUR	1,100,000	State Street Bank and Trust Company	4/29/22	10,447	—
USD	1,338,716	EUR	1,200,000	State Street Bank and Trust Company	4/29/22	10,243	—
USD	181,253	EUR	159,189	State Street Bank and Trust Company	4/29/22	5,022	—
USD	374,457	EUR	335,842	State Street Bank and Trust Company	4/29/22	2,659	—
USD	118,021	EUR	105,669	State Street Bank and Trust Company	4/29/22	1,039	—
USD	324,131	EUR	292,568	State Street Bank and Trust Company	4/29/22	240	—
USD	194,979	EUR	176,188	State Street Bank and Trust Company	4/29/22	—	(72)
USD	238,180	GBP	178,085	State Street Bank and Trust Company	4/29/22	4,278	—
USD	133,676	GBP	100,000	State Street Bank and Trust Company	4/29/22	2,333	—
						$132,702	$(25,919)

Abbreviations:
LIBOR	– London Interbank Offered Rate
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate

Currency Abbreviations:
CAD	– Canadian Dollar
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar
15
See Notes to Financial Statements.

Calvert
High Yield Bond Fund
March 31, 2022
Statement of Assets and Liabilities (Unaudited)

March 31, 2022
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $541,759,222) - including $22,906,574 of securities on loan	$ 524,039,146
Investments in securities of affiliated issuers, at value (identified cost $31,466,109)	31,464,325
Receivable for open forward foreign currency exchange contracts	132,702
Cash	122,011
Cash denominated in foreign currency, at value (cost $13,903)	13,939
Receivable for investments sold	2,456,290
Receivable for capital shares sold	503,527
Interest receivable	6,827,869
Dividends receivable - affiliated	2,144
Securities lending income receivable	5,194
Trustees' deferred compensation plan	169,506
Total assets	$565,736,653
Liabilities
Payable for open forward foreign currency exchange contracts	$ 25,919
Payable for investments purchased	7,732,756
Payable for capital shares redeemed	4,093,287
Distributions payable	193,345
Deposits for securities loaned	23,036,284
Payable to affiliates:
Investment advisory fee	215,247
Administrative fee	53,812
Distribution and service fees	14,960
Sub-transfer agency fee	4,703
Trustees' deferred compensation plan	169,506
Other	23,913
Accrued expenses	137,648
Total liabilities	$ 35,701,380
Net Assets	$530,035,273
Sources of Net Assets
Paid-in capital	$ 559,634,177
Accumulated loss	(29,598,904)
Net Assets	$530,035,273
Class A Shares
Net Assets	$ 53,698,264
Shares Outstanding	2,081,414
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 25.80
Maximum Offering Price Per Share (100 ÷ 96.25 of net asset value per share)	$ 26.81
Class C Shares
Net Assets	$ 3,823,962
Shares Outstanding	145,942
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 26.20
16
See Notes to Financial Statements.

Calvert
High Yield Bond Fund
March 31, 2022
Statement of Assets and Liabilities (Unaudited) — continued

March 31, 2022
Class I Shares
Net Assets	$ 388,153,923
Shares Outstanding	15,263,821
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 25.43
Class R6 Shares
Net Assets	$ 84,359,124
Shares Outstanding	3,315,830
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 25.44

On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
17
See Notes to Financial Statements.

Calvert
High Yield Bond Fund
March 31, 2022
Statement of Operations (Unaudited)

Six Months Ended
March 31, 2022
Investment Income
Dividend income	$ 166,540
Dividend income - affiliated issuers	8,889
Interest and other income	11,634,563
Securities lending income, net	25,228
Total investment income	$ 11,835,220
Expenses
Investment advisory fee	$ 1,207,281
Administrative fee	301,820
Distribution and service fees:
Class A	68,916
Class C	23,615
Trustees' fees and expenses	10,393
Custodian fees	7,440
Transfer agency fees and expenses	198,932
Accounting fees	56,710
Professional fees	24,666
Registration fees	44,834
Reports to shareholders	12,760
Miscellaneous	17,307
Total expenses	$ 1,974,674
Net investment income	$ 9,860,546
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$ (629,668)
Investment securities - affiliated issuers	(2,444)
Foreign currency transactions	(7,085)
Forward foreign currency exchange contracts	530,547
Net realized loss	$ (108,650)
Change in unrealized appreciation (depreciation):
Investment securities	$ (30,966,916)
Investment securities - affiliated issuers	(3,945)
Foreign currency	(837)
Forward foreign currency exchange contracts	(77,071)
Net change in unrealized appreciation (depreciation)	$(31,048,769)
Net realized and unrealized loss	$(31,157,419)
Net decrease in net assets from operations	$(21,296,873)
18
See Notes to Financial Statements.

Calvert
High Yield Bond Fund
March 31, 2022
Statements of Changes in Net Assets

	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 9,860,546	$ 16,973,538
Net realized gain (loss)	(108,650)	5,637,607
Net change in unrealized appreciation (depreciation)	(31,048,769)	6,289,220
Net increase (decrease) in net assets from operations	$ (21,296,873)	$ 28,900,365
Distributions to shareholders:
Class A	$ (1,066,444)	$ (2,150,197)
Class C	(73,513)	(177,159)
Class I	(7,909,818)	(13,706,643)
Class R6	(1,238,946)	(1,466,108)
Total distributions to shareholders	$ (10,288,721)	$ (17,500,107)
Capital share transactions:
Class A	$ 1,415,108	$ 4,383,484
Class C	(1,083,848)	(79,886)
Class I	31,737,493	98,023,196
Class R6	36,918,930	49,844,561
Net increase in net assets from capital share transactions	$ 68,987,683	$152,171,355
Net increase in net assets	$ 37,402,089	$163,571,613
Net Assets
At beginning of period	$ 492,633,184	$ 329,061,571
At end of period	$530,035,273	$492,633,184
19
See Notes to Financial Statements.

Calvert
High Yield Bond Fund
March 31, 2022
Financial Highlights

	Class A
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30,
		2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 27.47	$ 26.56	$ 27.20	$ 26.73	$ 27.67	$ 27.30
Income (Loss) From Operations
Net investment income(1)	$ 0.49	$ 1.08	$ 1.15	$ 1.24	$ 1.23	$ 1.30
Net realized and unrealized gain (loss)	(1.64)	0.95	(0.56)	0.49	(0.96)	0.36
Total income (loss) from operations	$ (1.15)	$ 2.03	$ 0.59	$ 1.73	$ 0.27	$ 1.66
Less Distributions
From net investment income	$ (0.52)	$ (1.12)	$ (1.23)	$ (1.26)	$ (1.21)	$ (1.29)
Total distributions	$ (0.52)	$ (1.12)	$ (1.23)	$ (1.26)	$ (1.21)	$ (1.29)
Net asset value — End of period	$ 25.80	$ 27.47	$ 26.56	$ 27.20	$ 26.73	$ 27.67
Total Return(2)	(4.24)% (3)	7.74%	2.30%	6.70%	1.00%	6.23%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$53,698	$55,740	$49,682	$51,273	$51,118	$61,471
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.01% (5)	1.01%	1.04%	1.07%	1.10%	1.21%
Net expenses	1.01% (5)	1.01%	1.02%	1.04%	1.07%	1.07%
Net investment income	3.70% (5)	3.95%	4.36%	4.65%	4.53%	4.74%
Portfolio Turnover	17% (3)	43%	49%	39%	49%	67%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
20
See Notes to Financial Statements.

Calvert
High Yield Bond Fund
March 31, 2022
Financial Highlights — continued

	Class C
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30,
		2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 27.89	$ 26.98	$ 27.62	$ 27.14	$ 28.07	$ 27.68
Income (Loss) From Operations
Net investment income(1)	$ 0.40	$ 0.89	$ 0.96	$ 1.05	$ 1.04	$ 1.11
Net realized and unrealized gain (loss)	(1.67)	0.95	(0.55)	0.50	(0.97)	0.36
Total income (loss) from operations	$ (1.27)	$ 1.84	$ 0.41	$ 1.55	$ 0.07	$ 1.47
Less Distributions
From net investment income	$ (0.42)	$ (0.93)	$ (1.05)	$ (1.07)	$ (1.00)	$ (1.08)
Total distributions	$ (0.42)	$ (0.93)	$ (1.05)	$ (1.07)	$ (1.00)	$ (1.08)
Net asset value — End of period	$26.20	$27.89	$26.98	$27.62	$27.14	$28.07
Total Return(2)	(4.58)% (3)	6.88%	1.58%	5.89%	0.27%	5.43%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 3,824	$ 5,199	$ 5,106	$ 3,977	$ 4,476	$ 5,507
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.76% (5)	1.76%	1.79%	1.82%	1.85%	2.38%
Net expenses	1.76% (5)	1.76%	1.77%	1.79%	1.82%	1.82%
Net investment income	2.95% (5)	3.21%	3.58%	3.91%	3.77%	3.98%
Portfolio Turnover	17% (3)	43%	49%	39%	49%	67%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
21
See Notes to Financial Statements.

Calvert
High Yield Bond Fund
March 31, 2022
Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30,
		2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 27.07	$ 26.18	$ 26.80	$ 26.35	$ 27.27	$ 26.93
Income (Loss) From Operations
Net investment income(1)	$ 0.52	$ 1.13	$ 1.18	$ 1.29	$ 1.30	$ 1.37
Net realized and unrealized gain (loss)	(1.62)	0.93	(0.52)	0.47	(0.94)	0.35
Total income (loss) from operations	$ (1.10)	$ 2.06	$ 0.66	$ 1.76	$ 0.36	$ 1.72
Less Distributions
From net investment income	$ (0.54)	$ (1.17)	$ (1.28)	$ (1.31)	$ (1.28)	$ (1.38)
Total distributions	$ (0.54)	$ (1.17)	$ (1.28)	$ (1.31)	$ (1.28)	$ (1.38)
Net asset value — End of period	$ 25.43	$ 27.07	$ 26.18	$ 26.80	$ 26.35	$ 27.27
Total Return(2)	(4.10)% (3)	7.98%	2.59%	6.93%	1.35%	6.57%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$388,154	$380,659	$274,030	$149,733	$125,471	$76,980
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.76% (5)	0.76%	0.79%	0.82%	0.85%	0.79%
Net expenses	0.76% (5)	0.76%	0.77%	0.76%	0.74%	0.74%
Net investment income	3.94% (5)	4.18%	4.53%	4.92%	4.87%	5.06%
Portfolio Turnover	17% (3)	43%	49%	39%	49%	67%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
22
See Notes to Financial Statements.

Calvert
High Yield Bond Fund
March 31, 2022
Financial Highlights — continued

	Class R6
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30,		Period Ended September 30,
		2021	2020	2019 (1)
Net asset value — Beginning of period	$ 27.08	$ 26.19	$ 26.81	$ 25.96
Income (Loss) From Operations
Net investment income(2)	$ 0.53	$ 1.14	$ 1.17	$ 0.85
Net realized and unrealized gain (loss)	(1.62)	0.95	(0.49)	0.86
Total income (loss) from operations	$ (1.09)	$ 2.09	$ 0.68	$ 1.71
Less Distributions
From net investment income	$ (0.55)	$ (1.20)	$ (1.30)	$ (0.86)
Total distributions	$ (0.55)	$ (1.20)	$ (1.30)	$ (0.86)
Net asset value — End of period	$ 25.44	$ 27.08	$26.19	$26.81
Total Return(3)	(4.06)% (4)	8.07%	2.66%	6.67% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$84,359	$51,035	$ 244	$ 57
Ratios (as a percentage of average daily net assets):(5)
Total expenses	0.68% (6)	0.69%	0.73%	0.74% (6)
Net expenses	0.68% (6)	0.69%	0.71%	0.71% (6)
Net investment income	4.04% (6)	4.22%	4.51%	4.85% (6)
Portfolio Turnover	17% (4)	43%	49%	39% (7)

(1)	For the period from the commencement of operations, February 1, 2019, to September 30, 2019.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	For the year ended September 30, 2019.
23
See Notes to Financial Statements.

Calvert
High Yield Bond Fund
March 31, 2022
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert High Yield Bond Fund (the Fund) is a diversified series of The Calvert Fund (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek high current income and capital appreciation, secondarily. The Fund invests primarily in high-yield, high-risk bonds, with varying maturities.
The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Effective April 29, 2022, the maximum sales charge payable upon purchase of Class A shares was reduced to 3.25%. A contingent deferred sales charge of 0.80% (0.75% effective April 29, 2022) may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1% on shares redeemed within 12 months of purchase. Class C shares are only available for purchase through a financial intermediary. Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Debt Securities. Debt securities are generally valued based on valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Senior Floating-Rate Loans. Interests in senior floating-rate loans for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service, and are categorized as Level 2 in the hierarchy.
Affiliated Fund. Calvert Cash Reserves Fund, LLC (Cash Reserves Fund) is an affiliated investment company managed by Calvert Research and Management (CRM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day and are categorized as Level 2 in the hierarchy. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.
Other Securities. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
24

Calvert
High Yield Bond Fund
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund's forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service and are categorized as Level 2 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund's adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of March 31, 2022, based on the inputs used to value them:
Asset Description	Level 1(1)	Level 2	Level 3	Total
Common Stocks	$ 3,423,965(1)	$ 44,200	$ —	$ 3,468,165
Convertible Bonds	—	1,082,396	—	1,082,396
Convertible Preferred Stocks	2,972,589	116,397	—	3,088,986
Corporate Bonds	—	457,721,610	—	457,721,610
Preferred Stocks	1,352,897	—	—	1,352,897
Senior Floating-Rate Loans	—	34,288,808	—	34,288,808
Short-Term Investments:
Affiliated Fund	—	31,464,325	—	31,464,325
Securities Lending Collateral	23,036,284	—	—	23,036,284
Total Investments	$30,785,735	$524,717,736	$ —	$555,503,471
Forward Foreign Currency Exchange Contracts	$ —	$ 132,702	$ —	$ 132,702
Total	$30,785,735	$524,850,438	$ —	$555,636,173
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (25,919)	$ —	$ (25,919)
Total	$ —	$ (25,919)	$ —	$ (25,919)

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign interest, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. The Fund may earn certain fees in connection with its investments in senior floating-rate loans. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees, which are recorded to income as earned.
C  Share Class Accounting— Realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class's paid shares to the total value of all paid shares. Expenses arising in connection with a specific class are charged
25

Calvert
High Yield Bond Fund
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
D  Foreign Currency Transactions— The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E  Senior Floating-Rate Loans— The Fund may invest in direct debt instruments, which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investment in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower of the loan. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of such payments by the lender from the borrower. The Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is issuing the participation interest.
F  Forward Foreign Currency Exchange Contracts— The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.
G  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund declares income distributions daily to shareholders of record at the time of declaration and generally pays them monthly. The Fund makes distributions of net realized capital gains, if any, at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
H  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
I   Indemnifications— Under the Trust’s organizational document, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and provides that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders or former shareholders. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
J  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
K  Interim Financial Statements— The interim financial statements relating to March 31, 2022 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by CRM, an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.48% of the Fund’s average daily net assets and is payable monthly. For the six months ended March 31, 2022, the investment advisory fee amounted to $1,207,281. CRM does not receive a fee for advisory services provided to Cash Reserves Fund.
26

Calvert
High Yield Bond Fund
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

CRM has agreed to reimburse the Fund's operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.02%, 1.77%, 0.77% and 0.71% for Class A, Class C, Class I and Class R6, respectively, of such class’s average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after January 31, 2023. For the six months ended March 31, 2022, no expenses were waived or reimbursed by CRM.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class C, Class I and Class R6 and is payable monthly. For the six months ended March 31, 2022, CRM was paid administrative fees of $301,820.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. In addition, pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2022 amounted to $68,916 and $23,615 for Class A shares and Class C shares, respectively.
The Fund was informed that EVD received $6,347 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2022. The Fund was also informed that EVD received less than $100 and $707 of contingent deferred sales charges paid by Class A and Class C shareholders, respectively, for the same period.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2022, sub-transfer agency fees and expenses incurred to EVM amounted to $5,462 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Trustee of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $214,000 ($154,000 prior to January 1, 2022), plus an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee. The Board chair receives an additional $30,000 annual fee, Committee chairs receive an additional $6,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Trustees may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Trustees. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Trustees’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Trustees of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
During the six months ended March 31, 2022, the cost of purchases and proceeds from sales of investments, other than short-term securities and including paydowns and principal repayments on senior floating-rate loans, were $144,404,072 and $80,869,350, respectively.
4  Distributions to Shareholders and Income Tax Information
At September 30, 2021, the Fund, for federal income tax purposes, had deferred capital losses of $10,580,622 which would reduce the Fund's taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund's next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at September 30, 2021, $4,195,772 are short-term and $6,384,850 are long-term.
27

Calvert
High Yield Bond Fund
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at March 31, 2022, as determined on a federal income tax basis, were as follows:
Aggregate cost	$574,063,062
Gross unrealized appreciation	$ 3,515,881
Gross unrealized depreciation	(21,968,689)
Net unrealized depreciation	$ (18,452,808)
5  Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at March 31, 2022 is included in the Schedule of Investments. At March 31, 2022, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objectives. During the six months ended March 31, 2022, the Fund entered into forward foreign currency exchange contracts to seek to hedge against the decline in the value of currencies in which its portfolio holdings are denominated against the U.S. dollar.
The Fund enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At March 31, 2022, the fair value of derivatives with credit-related contingent features in a net liability position was $25,919. At March 31, 2022, there were no assets pledged by the Fund for such liability.
The over-the-counter (OTC) derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) with its derivative counterparty. The ISDA Master Agreement is a bilateral agreement between the Fund and the counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the ISDA Master Agreement. Under the ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. The ISDA Master Agreement allows the counterparty to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreement, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.
The collateral requirements for derivatives traded under the ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under the ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Schedule of Investments.
At March 31, 2022, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk was as follows:
Derivative	Statement of Assets and Liabilities Caption	Assets	Liabilities
Forward foreign currency exchange contracts	Receivable/Payable for open forward foreign currency exchange contracts	$132,702	$(25,919)
28

Calvert
High Yield Bond Fund
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

The Fund’s derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Fund’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for such assets and pledged by the Fund for such liabilities as of March 31, 2022.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
State Street Bank and Trust Company	$132,702	$(25,919)	$ —	$ —	$106,783

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)
State Street Bank and Trust Company	$(25,919)	$25,919	$ —	$ —	$ —

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended March 31, 2022 was as follows:
Statement of Operations Caption
Derivative	Net realized gain (loss): Forward foreign currency exchange contracts	Change in unrealized appreciation (depreciation): Forward foreign currency exchange contracts
Forward foreign currency exchange contracts	$ 530,547	$ (77,071)
The average notional amount of forward foreign currency exchange contracts (based on the absolute value of notional amounts of currency purchased and currency sold) outstanding during the six months ended March 31, 2022, which is indicative of the volume of this derivative type, was approximately $10,387,000.
6  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At March 31, 2022, the total value of securities on loan, including accrued interest, was $23,243,626 and the total value of collateral received was $23,740,821, comprised of cash of $23,036,284 and U.S. government and/or agencies securities of $704,537.
29

Calvert
High Yield Bond Fund
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2022.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Convertible Preferred Stocks	$ 505,124	$ —	$ —	$ —	$ 505,124
Corporate Bonds	22,531,160	—	—	—	22,531,160
Total	$23,036,284	$ —	$ —	$ —	$23,036,284
The carrying amount of the liability for deposits for securities loaned at March 31, 2022 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2022.
7  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in an $800 million unsecured line of credit with a group of banks, which is in effect through October 25, 2022. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2021, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings pursuant to its line of credit during the six months ended March 31, 2022.
8  Affiliated Funds
At March 31, 2022, the value of the Fund’s investment in affiliated funds was $31,464,325, which represents 5.9% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the six months ended March 31, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Calvert Cash Reserves Fund, LLC	$23,504,217	$112,890,412	$(104,923,915)	$(2,444)	$(3,945)	$31,464,325	$8,889	31,467,472
9  Capital Shares
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes.
30

Calvert
High Yield Bond Fund
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

Transactions in capital shares for the six months ended March 31, 2022 and the year ended September 30, 2021 were as follows:
	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021
	Shares	Amount	Shares	Amount
Class A
Shares sold	218,154	$ 5,873,435	391,240	$ 10,740,171
Reinvestment of distributions	38,540	1,028,128	75,556	2,070,618
Shares redeemed	(209,494)	(5,612,909)	(331,141)	(9,064,872)
Converted from Class C	4,737	126,454	23,338	637,567
Net increase	51,937	$ 1,415,108	158,993	$ 4,383,484
Class C
Shares sold	10,305	$ 283,739	46,832	$ 1,300,116
Reinvestment of distributions	2,670	72,426	6,065	168,798
Shares redeemed	(48,767)	(1,313,559)	(32,802)	(911,233)
Converted to Class A	(4,663)	(126,454)	(22,980)	(637,567)
Net decrease	(40,455)	$ (1,083,848)	(2,885)	$ (79,886)
Class I
Shares sold	3,725,809	$ 97,749,105	7,511,111	$ 202,970,729
Reinvestment of distributions	270,562	7,111,115	458,183	12,380,313
Shares redeemed	(2,793,259)	(73,122,727)	(4,375,419)	(117,327,846)
Net increase	1,203,112	$ 31,737,493	3,593,875	$ 98,023,196
Class R6
Shares sold	1,445,926	$ 37,302,665	2,662,381	$ 71,009,204
Reinvestment of distributions	36,669	960,500	52,019	1,410,110
Shares redeemed	(51,199)	(1,344,235)	(839,277)	(22,574,753)
Net increase	1,431,396	$ 36,918,930	1,875,123	$ 49,844,561
10  Risks and Uncertainties
Credit Risk
The Fund primarily invests in securities rated below investment grade and comparable unrated investments. These investments can involve a substantial risk of loss and are considered speculative with respect to the issuer’s ability to pay interest and principal. These investments also have a higher risk of issuer default, are subject to greater price volatility than investment grade securities and may be illiquid.
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Fund's performance, or the performance of the securities in which the Fund invests.
31

Calvert
High Yield Bond Fund
March 31, 2022
Officers and Trustees

Officers
Hope L. Brown Chief Compliance Officer
Deidre E. Walsh Vice President, Secretary and Chief Legal Officer
James F. Kirchner Treasurer
Trustees
Alice Gresham Bullock Chairperson
Richard L. Baird, Jr.
Cari M. Dominguez
John G. Guffey, Jr.
Miles D. Harper, III
Joy V. Jones
John H. Streur*
Anthony A. Williams
*Interested Trustee and President
32

Calvert Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■
investment experience and risk tolerance
■
checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com

33

Calvert Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■
buy securities from us or make a wire transfer
■
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■
affiliates from using your information to market to you
■
sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
34

Calvert Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Calvert website at www.calvert.com, by calling Calvert at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
35

This Page Intentionally Left Blank

Investment Adviser and Administrator
Calvert Research and Management
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24186     3.31.22

Calvert
Short Duration Income Fund
Semiannual Report
March 31, 2022

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.
Choose Planet-friendly E-delivery!
Sign up now for on-line statements, prospectuses, and fund reports. In less than five minutes you can help reduce paper mail and lower fund costs.
Just go to www.calvert.com. If you already have an online account with the Calvert funds, click on Login to access your Account and select the documents you would like to receive via e-mail.
If you’re new to online account access, click on Login, then Register to create your user name and password. Once you’re in, click on the E-delivery sign-up on the Account Portfolio page and follow the quick, easy steps.
Note: If your shares are not held directly with the Calvert funds but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

Semiannual Report March 31, 2022
Calvert
Short Duration Income Fund

Calvert
Short Duration Income Fund
March 31, 2022
Performance

Portfolio Manager(s) Vishal Khanduja, CFA and Brian S. Ellis, CFA, each of Calvert Research and Management
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	01/31/2002	01/31/2002	(3.44)%	(2.41)%	1.97%	1.99%
Class A with 2.75% Maximum Sales Charge	—	—	(6.12)	(5.07)	1.41	1.71
Class C at NAV	10/01/2002	01/31/2002	(3.76)	(3.15)	1.21	1.39
Class C with 1% Maximum Sales Charge	—	—	(4.71)	(4.11)	1.21	1.39
Class I at NAV	04/21/2006	01/31/2002	(3.35)	(2.20)	2.25	2.39
Class R6 at NAV	02/01/2019	01/31/2002	(3.32)	(2.14)	2.28	2.41

Bloomberg 1-5 Year U.S. Credit Index	—	—	(4.30)%	(3.63)%	1.95%	2.08%

% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I	Class R6
	0.76%	1.51%	0.51%	0.45%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.
2

Calvert
Short Duration Income Fund
March 31, 2022
Fund Profile

Asset Allocation (% of total investments)

Credit Quality (% of bond and loan holdings)*

* For purposes of the Fund's rating restrictions, ratings are based on Moody's Investors Service, Inc. (“Moody's”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed securities (“ABS”) and mortgage-backed securities (“MBS”)), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of an issuance based on the issuer's creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P's measures. Ratings of BBB or higher by S&P, Fitch or Kroll (Baa or higher by Moody's) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency's analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer's current financial condition and does not necessarily reflect its assessment of the volatility of a security's market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

3

Calvert
Short Duration Income Fund
March 31, 2022
Endnotes and Additional Disclosures

[1]	Bloomberg 1-5 Year U.S. Credit Index measures the performance of investment-grade U.S. corporate securities and government-related bonds with a maturity between one and five years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charge, commissions, expenses, taxes and leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R6 is linked to Class I. Performance presented in the Financial Highlights included in the financial statements is not linked.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
Calvert Research and Management became the investment adviser to the Fund on December 31, 2016. Performance reflected prior to such date is that of the Fund’s former investment adviser.
[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.
4

Calvert
Short Duration Income Fund
March 31, 2022
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2021 to March 31, 2022).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (10/1/21)	Ending Account Value (3/31/22)	Expenses Paid During Period* (10/1/21 – 3/31/22)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$ 965.60	$3.72	0.76%
Class C	$1,000.00	$ 962.40	$7.39	1.51%
Class I	$1,000.00	$ 966.50	$2.50	0.51%
Class R6	$1,000.00	$ 966.80	$2.16	0.44%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.14	$3.83	0.76%
Class C	$1,000.00	$1,017.40	$7.59	1.51%
Class I	$1,000.00	$1,022.39	$2.57	0.51%
Class R6	$1,000.00	$1,022.74	$2.22	0.44%

*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2021.
5

Calvert
Short Duration Income Fund
March 31, 2022
Schedule of Investments (Unaudited)

Asset-Backed Securities — 20.4%

Security	Principal Amount (000's omitted)	Value
Adams Outdoor Advertising, L.P., Series 2018-1, Class A, 4.81%, 11/15/48(1)	$2,928	$ 2,965,733
Affirm Asset Securitization Trust, Series 2021-A, Class A, 0.88%, 8/15/25(1)	5,045	5,019,054
Amur Equipment Finance Receivables IX, LLC, Series 2021-1A, Class A2, 0.75%, 11/20/26(1)	3,017	2,959,138
Avant Credit Card Master Trust, 1A, Class A, 1.37%, 4/15/27(1)	5,800	5,516,755
BHG Securitization Trust:
Series 2021-B, Class A, 0.90%, 10/17/34(1)	4,142	4,034,676
Series 2021-B, Class B, 1.67%, 10/17/34(1)	4,500	4,197,796
Business Jet Securities, LLC, Series 2020-1A, Class A, 2.981%, 11/15/35(1)	3,727	3,594,766
Chase Auto Credit Linked Notes, Series 2021-1, Class B, 0.875%, 9/25/28(1)	8,507	8,360,081
Coinstar Funding, LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	19,076	18,994,188
Cologix Data Centers US Issuer, LLC:
Series 2021-1A, Class A2, 3.30%, 12/26/51(1)	14,080	13,629,909
Series 2021-1A, Class B, 3.79%, 12/26/51(1)	12,235	11,811,685
Conn's Receivables Funding, LLC:
Series 2020-A, Class A, 1.71%, 6/16/25(1)	124	123,681
Series 2020-A, Class C, 4.20%, 6/16/25(1)	1,202	1,192,819
Series 2021-A, Class B, 2.87%, 5/15/26(1)	8,955	8,699,013
Series 2021-A, Class C, 4.59%, 5/15/26(1)	7,695	7,291,572
Consumer Loan Underlying Bond CLUB Credit Trust, Series 2020-P1, Class C, 4.61%, 3/15/28(1)	5,910	5,892,034
DataBank Issuer, Series 2021-2A, Class A2, 2.40%, 10/25/51(1)	6,085	5,736,794
Diamond Infrastructure Funding, LLC:
Series 2021-1A, Class A, 1.76%, 4/15/49(1)	5,250	4,761,275
Series 2021-1A, Class B, 2.355%, 4/15/49(1)	3,000	2,774,970
Series 2021-1A, Class C, 3.475%, 4/15/49(1)	1,499	1,400,921
Diamond Issuer, Series 2021-1A, Class A, 2.305%, 11/20/51(1)	13,011	12,053,479
Driven Brands Funding, LLC, Series 2018-1A, Class A2, 4.739%, 4/20/48(1)	5,559	5,621,168
ExteNet, LLC:
Series 2019-1A, Class A2, 3.204%, 7/26/49(1)	5,465	5,422,575
Series 2019-1A, Class B, 4.14%, 7/26/49(1)	5,431	5,402,439
Series 2019-1A, Class C, 5.219%, 7/26/49(1)	2,000	2,001,821
FOCUS Brands Funding, LLC, Series 2017-1A, Class A2IB, 3.857%, 4/30/47(1)	13,897	13,715,064
GoodLeap Sustainable Home Solutions Trust, Series 2021-5CS, Class A, 2.31%, 10/20/48(1)	1,873	1,720,331
Hardee's Funding, LLC, Series 2020-1A, Class A2, 3.981%, 12/20/50(1)	4,809	4,667,897
Security	Principal Amount (000's omitted)	Value
Helios Issuer, LLC, Series 2020-AA, Class A, 2.98%, 6/20/47(1)	$3,208	$ 2,904,326
Horizon Aircraft Finance II, Ltd., Series 2019-1, Class A, 3.721%, 7/15/39(1)	4,048	3,616,106
Horizon Aircraft Finance III, Ltd., Series 2019-2, Class A, 3.425%, 11/15/39(1)	3,979	3,684,961
JPMorgan Chase Bank, NA:
Series 2021-2, Class B, 0.889%, 12/26/28(1)	5,309	5,211,719
Series 2021-3, Class B, 0.76%, 2/26/29(1)	4,613	4,483,016
Series 2021-3, Class C, 0.86%, 2/26/29(1)	2,117	2,056,583
Series 2021-3, Class D, 1.009%, 2/26/29(1)	2,053	1,991,785
Series 2021-3, Class E, 2.102%, 2/26/29(1)	1,311	1,278,858
Lendingpoint Asset Securitization Trust, Series 2022-A, Class A, 1.68%, 6/15/29(1)	15,245	15,123,531
LL ABS Trust, Series 2021-1A, Class A, 1.07%, 5/15/29(1)	2,442	2,377,555
Lunar Aircraft, Ltd.:
Series 2020-1A, Class B, 4.335%, 2/15/45(1)	844	712,417
Series 2020-1A, Class C, 6.413%, 2/15/45(1)	488	378,733
Marlette Funding Trust:
Series 2018-2A, Class C, 4.37%, 7/17/28(1)	971	970,921
Series 2020-1A, Class B, 2.38%, 3/15/30(1)	560	559,681
Series 2021-1A, Class B, 1.00%, 6/16/31(1)	5,100	4,999,710
Mosaic Solar Loan Trust:
Series 2018-1A, Class B, 2.00%, 6/22/43(1)	4,566	4,251,102
Series 2019-2A, Class B, 3.28%, 9/20/40(1)	2,657	2,580,673
Series 2020-1A, Class B, 3.10%, 4/20/46(1)	927	891,140
Series 2020-2A, Class A, 1.44%, 8/20/46(1)	4,587	4,188,870
Series 2020-2A, Class B, 2.21%, 8/20/46(1)	3,504	3,280,920
Series 2021-1A, Class A, 1.51%, 12/20/46(1)	2,263	2,078,546
Series 2021-1A, Class B, 2.05%, 12/20/46(1)	4,647	4,294,564
Series 2021-3A, Class A, 1.44%, 6/20/52(1)	6,773	6,192,387
MVW, LLC, Series 2020-1A, Class A, 1.74%, 10/20/37(1)	675	652,368
Neighborly Issuer, LLC, Series 2021-1A, Class A2, 3.584%, 4/30/51(1)	6,749	6,351,587
NRZ Excess Spread-Collateralized Notes:
Series 2021-FHT1, Class A, 3.104%, 7/25/26(1)	1,645	1,557,884
Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	13,907	13,409,549
Oportun Funding, LLC, Series 2022-1, Class A, 3.25%, 6/15/29(1)	10,000	9,978,366
Oportun Issuance Trust:
Series 2021-B, Class A, 1.47%, 5/8/31(1)	2,279	2,153,095
Series 2021-B, Class B, 1.96%, 5/8/31(1)	2,687	2,560,343
Series 2021-C, Class A, 2.18%, 10/8/31(1)	16,430	15,486,106
Series 2021-C, Class B, 2.67%, 10/8/31(1)	11,238	10,619,813
Pagaya AI Debt Selection Trust:
Series 2021-1, Class A, 1.18%, 11/15/27(1)	3,063	3,021,285
Series 2021-2, 3.00%, 1/25/29(1)	7,148	6,992,267

6
See Notes to Financial Statements.

Calvert
Short Duration Income Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Pagaya AI Debt Selection Trust: (continued)
Series 2021-3, Class A, 1.15%, 5/15/29(1)	$11,393	$ 11,164,575
Series 2021-3, Class B, 1.74%, 5/15/29(1)	14,250	13,436,772
Series 2021-3, Class C, 3.27%, 5/15/29(1)	3,250	3,076,529
Series 2021-5, Class B, 2.63%, 8/15/29(1)	8,643	8,209,839
Series 2021-HG1, Class A, 1.22%, 1/16/29(1)	6,637	6,433,844
Planet Fitness Master Issuer, LLC, Series 2018-1A, Class A2II, 4.666%, 9/5/48(1)	3,438	3,435,091
PNMAC FMSR ISSUER TRUST, Series 2018-FT1, Class A, 2.807%, (1 mo. USD LIBOR + 2.35%), 4/25/23(1)(2)	2,250	2,223,530
Prodigy Finance CM DAC, Series 2021-1A, Class A, 1.707%, (1 mo. USD LIBOR + 1.25%), 7/25/51(1)(2)	2,662	2,658,832
Purchasing Power Funding, LLC, Series 2021-A, Class A, 1.57%, 10/15/25(1)	7,760	7,515,267
ServiceMaster Funding, LLC, Series 2020-1, Class A2I, 2.841%, 1/30/51(1)	3,137	2,855,826
SERVPRO Master Issuer, LLC, Series 2019-1A, Class A2, 3.882%, 10/25/49(1)	13,928	14,029,480
SpringCastle America Funding, LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(1)	18,740	18,072,590
Stack Infrastructure Issuer, LLC:
Series 2019-1A, Class A2, 4.54%, 2/25/44(1)	33,141	33,315,988
Series 2019-2A, Class A2, 3.08%, 10/25/44(1)	2,720	2,676,851
Sunnova Helios II Issuer, LLC:
Series 2021-A, Class A, 1.80%, 2/20/48(1)	1,149	1,072,509
Series 2021-A, Class B, 3.15%, 2/20/48(1)	2,619	2,311,889
Series 2021-B, Class B, 2.01%, 7/20/48(1)	8,577	8,017,615
Sunnova Sol II Issuer, LLC, Series 2020-2A, Class B, 5.47%, 11/1/55(1)	8,667	8,472,903
Sunrun Demeter Issuer, LLC, Series 2021-2A, Class A, 2.27%, 1/30/57(1)	1,985	1,812,822
Theorem Funding Trust:
Series 2021-1A, Class A, 1.21%, 12/15/27(1)	9,486	9,351,874
Series 2021-1A, Class B, 1.84%, 12/15/27(1)	5,446	5,202,273
Series 2022-1A, Class A, 1.85%, 2/15/28(1)	10,432	10,309,504
Upstart Securitization Trust:
Series 2020-1, Class C, 4.899%, 4/22/30(1)	6,316	6,319,537
Series 2020-3, Class C, 6.25%, 11/20/30(1)	4,700	4,683,285
Series 2021-2, Class B, 1.75%, 6/20/31(1)	3,100	2,948,641
Series 2021-3, Class A, 0.83%, 7/20/31(1)	3,921	3,852,229
Vantage Data Centers Issuer, LLC:
Series 2019-1A, Class A2, 3.188%, 7/15/44(1)	5,670	5,623,253
Series 2020-2A, Class A2, 1.992%, 9/15/45(1)	10,045	9,206,453
Series 2021-1A, Class A2, 2.165%, 10/15/46(1)	3,661	3,421,471
Vivint Solar Financing VII, LLC, Series 2020-1A, Class A, 2.21%, 7/31/51(1)	6,858	6,203,417
Willis Engine Structured Trust V:
Series 2020-A, Class B, 4.212%, 3/15/45(1)	682	589,489
Security	Principal Amount (000's omitted)	Value
Willis Engine Structured Trust V: (continued)
Series 2020-A, Class C, 6.657%, 3/15/45(1)	$1,166	$ 811,867
Total Asset-Backed Securities (identified cost $561,493,302)		$ 539,768,446

Collateralized Mortgage Obligations — 5.3%

Security	Principal Amount (000's omitted)	Value
Bellemeade Re, Ltd.:
Series 2021-1A, Class M1A, 1.849%, (30-day average SOFR + 1.75%), 3/25/31(1)(2)	$2,052	$ 2,055,844
Series 2021-1A, Class M1B, 2.299%, (30-day average SOFR + 2.20%), 3/25/31(1)(2)	2,360	2,350,297
Series 2021-1A, Class M1C, 3.049%, (30-day average SOFR + 2.95%), 3/25/31(1)(2)	670	675,523
Series 2021-2A, Class M1A, 1.299%, (30-day average SOFR + 1.20%), 6/25/31(1)(2)	6,041	6,024,241
Series 2021-2A, Class M1B, 1.599%, (30-day average SOFR + 1.50%), 6/25/31(1)(2)	4,750	4,633,958
Series 2021-3A, Class A2, 1.099%, (30-day average SOFR + 1.00%), 9/25/31(1)(2)	5,245	5,200,828
Series 2021-3A, Class M1A, 1.099%, (30-day average SOFR + 1.00%), 9/25/31(1)(2)	4,000	3,972,514
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2018-DNA1, Class M2AT, 1.507%, (1 mo. USD LIBOR + 1.05%), 7/25/30(2)	2,761	2,761,116
Series 2019-DNA4, Class M2, 2.407%, (1 mo. USD LIBOR + 1.95%), 10/25/49(1)(2)	835	838,385
Series 2019-HQA2, Class B1, 4.557%, (1 mo. USD LIBOR + 4.10%), 4/25/49(1)(2)	830	828,003
Series 2019-HQA4, Class B1, 3.407%, (1 mo. USD LIBOR + 2.95%), 11/25/49(1)(2)	2,769	2,728,138
Series 2020-HQA2, Class B1, 4.557%, (1 mo. USD LIBOR + 4.10%), 3/25/50(1)(2)	5,335	5,249,025
Series 2021-DNA3, Class M1, 0.849%, (30-day average SOFR + 0.75%), 10/25/33(1)(2)	2,735	2,716,601
Series 2022-DNA2, Class M1A, 1.399%, (30-day average SOFR + 1.30%), 2/25/42(1)(2)	6,933	6,908,727
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2014-C04, Class 1M2, 5.357%, (1 mo. USD LIBOR + 4.90%), 11/25/24(2)	3,949	4,069,382
Series 2018-R07, Class 1M2, 2.857%, (1 mo. USD LIBOR + 2.40%), 4/25/31(1)(2)	1,394	1,396,498
Series 2019-R02, Class 1M2, 2.757%, (1 mo. USD LIBOR + 2.30%), 8/25/31(1)(2)	644	645,833
Series 2019-R04, Class 2B1, 5.707%, (1 mo. USD LIBOR + 5.25%), 6/25/39(1)(2)	4,000	4,054,241
Series 2019-R05, Class 1B1, 4.557%, (1 mo. USD LIBOR + 4.10%), 7/25/39(1)(2)	3,283	3,279,695

7
See Notes to Financial Statements.

Calvert
Short Duration Income Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association Connecticut Avenue Securities: (continued)
Series 2019-R05, Class 1M2, 2.457%, (1 mo. USD LIBOR + 2.00%), 7/25/39(1)(2)	$12	$ 11,509
Series 2019-R06, Class 2B1, 4.207%, (1 mo. USD LIBOR + 3.75%), 9/25/39(1)(2)	12,305	12,035,649
Series 2019-R07, Class 1B1, 3.857%, (1 mo. USD LIBOR + 3.40%), 10/25/39(1)(2)	9,350	9,056,943
Series 2020-R02, Class 2B1, 3.457%, (1 mo. USD LIBOR + 3.00%), 1/25/40(1)(2)	6,160	5,675,087
Series 2021-R01, Class 1B2, 6.099%, (30-day average SOFR + 6.00%), 10/25/41(1)(2)	3,995	3,729,455
FMC GMSR Issuer Trust:
Series 2021-GT1, Class A, 3.62%, 7/25/26(1)	6,835	6,419,865
Series 2021-GT2, Class A, 3.85%, 10/25/26(1)	7,670	7,113,411
Home Re, Ltd.:
Series 2021-1, Class M1C, 2.757%, (1 mo. USD LIBOR + 2.30%), 7/25/33(1)(2)	3,645	3,615,380
Series 2021-1, Class M2, 3.307%, (1 mo. USD LIBOR + 2.85%), 7/25/33(1)(2)	3,500	3,261,999
Oaktown Re VI, Ltd., Series 2021-1A, Class M1A, 1.749%, (30-day average SOFR + 1.65%), 10/25/33(1)(2)	4,000	4,001,661
Preston Ridge Partners Mortgage:
Series 2021-RPL1, Class A1, 1.319%, 7/25/51(1)	3,674	3,515,072
Series 2021-RPL2, Class A1, 1.455%, 10/25/51(1)	2,193	2,116,151
RESIMAC Bastille Trust, Series 2018-1NCA, Class A1, 1.139%, (1 mo. USD LIBOR + 0.85%), 12/5/59(1)(2)	349	348,474
RESIMAC Premier Trust, Series 2020-1A, Class A1A, 1.339%, (1 mo. USD LIBOR + 1.05%), 2/7/52(1)(2)	2,618	2,616,305
Toorak Mortgage Corp., Ltd., Series 2020-1, Class A1, 2.734% to 1/25/23, 3/25/23(1)(3)	5,123	5,087,341
ZH Trust:
Series 2021-1, Class A, 2.253%, 2/18/27(1)	4,635	4,580,309
Series 2021-2, Class A, 2.349%, 10/17/27(1)	7,006	6,908,799
Total Collateralized Mortgage Obligations (identified cost $144,152,613)		$ 140,482,259

Commercial Mortgage-Backed Securities — 8.2%

Security	Principal Amount (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class DNM, 3.843%, 11/5/32(1)(4)	$10,820	$ 9,919,283
Series 2019-BPR, Class ENM, 3.843%, 11/5/32(1)(4)	6,285	5,477,229
BBCMS Mortgage Trust:
Series 2017-DELC, Class A, 1.247%, (1 mo. USD LIBOR + 0.85%), 8/15/36(1)(2)	16,617	16,489,139
Series 2017-DELC, Class D, 2.097%, (1 mo. USD LIBOR + 1.70%), 8/15/36(1)(2)	1,208	1,189,061
Security	Principal Amount (000's omitted)	Value
BBCMS Mortgage Trust: (continued)
Series 2017-DELC, Class E, 2.897%, (1 mo. USD LIBOR + 2.50%), 8/15/36(1)(2)	$4,213	$ 4,112,982
BX Commercial Mortgage Trust:
Series 2019-XL, Class A, 1.317%, (1 mo. USD LIBOR + 0.92%), 10/15/36(1)(2)	16,891	16,828,478
Series 2019-XL, Class B, 1.477%, (1 mo. USD LIBOR + 1.08%), 10/15/36(1)(2)	10,595	10,511,158
Series 2021-VOLT, Class B, 1.347%, (1 mo. USD LIBOR + 0.95%), 9/15/36(1)(2)	10,284	9,964,279
Series 2021-VOLT, Class C, 1.497%, (1 mo. USD LIBOR + 1.10%), 9/15/36(1)(2)	3,122	3,005,476
Series 2021-VOLT, Class D, 2.047%, (1 mo. USD LIBOR + 1.65%), 9/15/36(1)(2)	9,323	9,017,785
CGMS Commercial Mortgage Trust, Series 2017-MDRB, Class A, 1.497%, (1 mo. USD LIBOR + 1.10%), 7/15/30(1)(2)	698	696,456
Credit Suisse Mortgage Trust:
Series 2018-SITE, Class C, 4.782%, 4/15/36(1)(4)	5,000	4,869,304
Series 2022-CNTR, Class A, 4.246%, (SOFR + 4.10%), 1/15/24(1)(2)	3,968	3,864,304
Extended Stay America Trust:
Series 2021-ESH, Class B, 1.777%, (1 mo. USD LIBOR + 1.38%), 7/15/38(1)(2)	3,376	3,334,064
Series 2021-ESH, Class C, 2.097%, (1 mo. USD LIBOR + 1.70%), 7/15/38(1)(2)	6,111	6,035,287
Series 2021-ESH, Class D, 2.647%, (1 mo. USD LIBOR + 2.25%), 7/15/38(1)(2)	6,432	6,343,022
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust:
Series 2019-01, Class M7, 2.157%, (1 mo. USD LIBOR + 1.70%), 10/15/49(1)(2)	84	82,676
Series 2019-01, Class M10, 3.707%, (1 mo. USD LIBOR + 3.25%), 10/15/49(1)(2)	3,175	3,013,976
Series 2020-01, Class M7, 2.407%, (1 mo. USD LIBOR + 1.95%), 3/25/50(1)(2)	4,444	4,359,428
Series 2020-01, Class M10, 4.207%, (1 mo. USD LIBOR + 3.75%), 3/25/50(1)(2)	3,545	3,423,789
Hawaii Hotel Trust, Series 2019-MAUI, Class A, 1.547%, (1 mo. USD LIBOR + 1.15%), 5/15/38(1)(2)	17,728	17,602,831
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	4,200	1,240,778
Series 2014-DSTY, Class C, 3.931%, 6/10/27(1)(4)	1,920	342,720
Morgan Stanley Capital I Trust:
Series 2017-CLS, Class A, 1.097%, (1 mo. USD LIBOR + 0.70%), 11/15/34(1)(2)(5)	9,028	8,988,747
Series 2017-CLS, Class B, 1.247%, (1 mo. USD LIBOR + 0.85%), 11/15/34(1)(2)(5)	5,940	5,909,262
Series 2017-CLS, Class C, 1.397%, (1 mo. USD LIBOR + 1.00%), 11/15/34(1)(2)(5)	5,755	5,722,157
Series 2017-CLS, Class E, 2.347%, (1 mo. USD LIBOR + 1.95%), 11/15/34(1)(2)(5)	6,427	6,366,668
Series 2019-BPR, Class A, 1.797%, (1 mo. USD LIBOR + 1.40%), 5/15/36(1)(2)(5)	14,831	14,650,707

8
See Notes to Financial Statements.

Calvert
Short Duration Income Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
VMC Finance, LLC:
Series 2021-HT1, Class A, 2.118%, (1 mo. USD LIBOR + 1.65%), 1/18/37(1)(2)	$23,865	$ 23,441,702
Series 2021-HT1, Class B, 4.968%, (1 mo. USD LIBOR + 4.50%), 1/18/37(1)(2)	9,712	9,444,922
Total Commercial Mortgage-Backed Securities (identified cost $225,199,603)		$ 216,247,670

Convertible Bonds — 0.1%

Security	Principal Amount (000's omitted)	Value
Technology — 0.1%
ams-OSRAM AG, 0.875%, 9/28/22(6)	$2,600	$ 2,557,529
Total Convertible Bonds (identified cost $2,579,037)		$ 2,557,529

Corporate Bonds — 48.4%

Security	Principal Amount (000's omitted)	Value
Communications — 4.0%
AT&T, Inc.:
2.25%, 2/1/32	$8,300	$ 7,372,332
2.30%, 6/1/27	19,048	18,180,894
2.75%, 6/1/31	6,307	5,922,392
CCO Holdings, LLC/CCO Holdings Capital Corp.:
5.00%, 2/1/28(1)	5,483	5,435,901
5.125%, 5/1/27(1)	10,390	10,419,092
Level 3 Financing, Inc., 4.25%, 7/1/28(1)	3,000	2,757,188
Nokia Oyj, 4.375%, 6/12/27	12,838	13,048,801
Rogers Communications, Inc., 3.20%, 3/15/27(1)	10,000	9,860,233
Sirius XM Radio, Inc., 3.125%, 9/1/26(1)	6,799	6,437,314
T-Mobile USA, Inc.:
2.05%, 2/15/28	3,100	2,836,983
2.25%, 2/15/26	4,389	4,140,583
2.25%, 2/15/26(1)	3,808	3,592,467
2.55%, 2/15/31	5,000	4,541,906
2.625%, 4/15/26	5,720	5,470,722
Verizon Communication, Inc., 2.10%, 3/22/28	7,100	6,631,760
		$ 106,648,568
Consumer, Cyclical — 4.0%
American Airlines Pass-Through Trust, 4.40%, 9/22/23	$450	$ 438,369
Security	Principal Amount (000's omitted)	Value
Consumer, Cyclical (continued)
American Airlines, Inc./AAdvantage Loyalty IP, Ltd., 5.50%, 4/20/26(1)	$11,787	$ 11,891,963
Aptiv PLC/Aptiv Corp., 2.396%, 2/18/25	10,692	10,426,260
Bath & Body Works, Inc., 6.625%, 10/1/30(1)	9,136	9,603,535
Brunswick Corp., 0.85%, 8/18/24	7,728	7,311,948
Delta Air Lines, Inc./SkyMiles IP, Ltd.:
4.50%, 10/20/25(1)	8,526	8,582,242
4.75%, 10/20/28(1)	10,953	11,055,998
Ford Motor Credit Co., LLC:
3.375%, 11/13/25	6,000	5,871,180
4.14%, 2/15/23	1,530	1,542,439
General Motors Financial Co., Inc., 1.20%, 10/15/24	6,446	6,124,996
Genuine Parts Co., 1.75%, 2/1/25	2,154	2,058,924
Hyatt Hotels Corp.:
1.34%, (SOFR + 1.05%), 10/1/23(2)	3,755	3,768,187
1.80%, 10/1/24	6,319	6,085,504
Lithia Motors, Inc., 4.625%, 12/15/27(1)	6,500	6,459,667
Magallanes, Inc., 2.07%, (SOFR + 1.78%), 3/15/24(1)(2)	6,825	6,889,386
Nordstrom, Inc.:
2.30%, 4/8/24	3,428	3,391,526
4.00%, 3/15/27(7)	3,500	3,378,813
		$ 104,880,937
Consumer, Non-cyclical — 3.2%
Ashtead Capital, Inc.:
4.00%, 5/1/28(1)	$8,545	$ 8,437,655
4.25%, 11/1/29(1)	3,000	2,989,304
Avantor Funding, Inc., 4.625%, 7/15/28(1)	5,784	5,727,808
Block Financial, LLC, 3.875%, 8/15/30	3,743	3,682,386
Centene Corp.:
2.50%, 3/1/31	5,111	4,518,993
4.25%, 12/15/27	15,882	15,957,916
Coca-Cola Europacific Partners PLC:
0.80%, 5/3/24(1)	5,000	4,779,844
1.50%, 1/15/27(1)	3,742	3,419,974
CVS Pass-Through Trust, 6.036%, 12/10/28	1,034	1,107,547
Hikma Finance USA, LLC, 3.25%, 7/9/25(6)	7,304	7,085,063
Keurig Dr Pepper, Inc., 0.75%, 3/15/24	6,166	5,943,013
Kraft Heinz Foods Co., 3.875%, 5/15/27	15,000	15,256,800
Perrigo Finance Unlimited Co., 3.90%, 12/15/24	250	251,294
Smithfield Foods, Inc., 2.625%, 9/13/31(1)	4,498	3,957,520
		$ 83,115,117
Energy — 0.6%
NuStar Logistics, L.P., 5.75%, 10/1/25	$4,828	$ 4,927,143

9
See Notes to Financial Statements.

Calvert
Short Duration Income Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Energy (continued)
TerraForm Power Operating, LLC:
4.25%, 1/31/23(1)	$10,500	$ 10,485,195
5.00%, 1/31/28(1)	1,000	997,875
		$ 16,410,213
Financial — 27.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
1.75%, 10/29/24	$7,000	$ 6,602,204
1.75%, 1/30/26	3,000	2,756,157
4.125%, 7/3/23	6,055	6,093,755
4.50%, 9/15/23	5,591	5,636,000
4.625%, 10/15/27	3,019	3,083,517
6.50%, 7/15/25	2,768	2,933,533
Air Lease Corp., 2.875%, 1/15/26	6,823	6,594,181
Alliance Data Systems Corp., 4.75%, 12/15/24(1)	10,514	10,351,243
American Assets Trust, L.P., 3.375%, 2/1/31	4,301	4,052,422
Ameriprise Financial, Inc., 3.00%, 4/2/25	4,382	4,368,390
Aon Corp./Aon Global Holdings PLC, 2.85%, 5/28/27	3,820	3,743,667
Australia & New Zealand Banking Group, Ltd., 2.95% to 7/22/25, 7/22/30(1)(8)	6,350	6,117,896
Banco do Brasil S.A., 3.25%, 9/30/26(1)	17,550	16,913,110
Banco Santander S.A.:
1.722% to 9/14/26, 9/14/27(8)	5,000	4,523,397
2.746%, 5/28/25	10,200	9,950,631
4.175% to 3/24/27, 3/24/28(8)	3,800	3,821,825
Bank of America Corp.:
1.197% to 10/24/25, 10/24/26(8)	6,362	5,887,328
1.319% to 6/19/25, 6/19/26(8)	24,600	23,081,736
1.32%, (SOFR + 1.05%), 2/4/28(2)	26,000	25,843,149
1.53% to 12/6/24, 12/6/25(8)	11,500	11,005,588
1.658% to 3/11/26, 3/11/27(8)	7,000	6,531,876
1.734% to 7/22/26, 7/22/27(8)	13,829	12,855,275
2.456% to 10/22/24, 10/22/25(8)	18,878	18,560,640
Bank of Nova Scotia (The), 0.70%, 4/15/24	10,000	9,599,006
BBVA Bancomer S.A./Texas, 1.875%, 9/18/25(1)	6,660	6,353,940
BNP Paribas S.A.:
1.675% to 6/30/26, 6/30/27(1)(8)	8,425	7,715,985
4.375%, 9/28/25(1)	3,000	3,031,419
Capital One Financial Corp.:
3.273% to 3/1/29, 3/1/30(8)	5,971	5,771,586
3.75%, 7/28/26	14,222	14,312,765
CI Financial Corp., 3.20%, 12/17/30	3,788	3,457,644
Citigroup, Inc.:
0.96%, (SOFR + 0.67%), 5/1/25(2)	7,382	7,315,333
0.98%, (SOFR + 0.69%), 1/25/26(2)	7,222	7,108,968
Security	Principal Amount (000's omitted)	Value
Financial (continued)
Citigroup, Inc.: (continued)
1.281% to 11/3/24, 11/3/25(8)	$1,897	$ 1,806,931
1.57%, (SOFR + 1.28%), 2/24/28(2)	19,599	19,674,498
4.00% to 12/10/25(8)(9)	5,060	4,870,250
Credit Agricole S.A., 1.247% to 1/26/26, 1/26/27(1)(8)	10,700	9,746,944
Danske Bank A/S:
1.171% to 12/8/22, 12/8/23(1)(8)	8,500	8,393,464
1.226%, 6/22/24(1)	5,573	5,314,473
1.621% to 9/11/25, 9/11/26(1)(8)	4,647	4,302,368
Discover Bank, 4.682% to 8/9/23, 8/9/28(8)	13,250	13,442,836
DNB Bank ASA, 1.535% to 5/25/26, 5/25/27(1)(8)	5,000	4,604,303
Enact Holdings, Inc., 6.50%, 8/15/25(1)	16,750	17,308,194
EPR Properties, 4.50%, 6/1/27	12,800	12,642,140
Extra Space Storage L.P., 3.90%, 4/1/29	2,650	2,658,049
GA Global Funding Trust, 2.25%, 1/6/27(1)	11,545	10,794,946
Goldman Sachs Group, Inc. (The):
0.87%, (SOFR + 0.58%), 3/8/24(2)	14,197	14,075,080
0.99%, (SOFR + 0.70%), 1/24/25(2)	10,000	9,937,081
1.68%, (SOFR + 1.39%), 3/15/24(2)	9,800	9,867,726
1.948% to 10/21/26, 10/21/27(8)	13,967	12,999,738
2.64% to 2/24/27, 2/24/28(8)	20,500	19,622,632
3.615% to 3/15/27, 3/15/28(8)	9,421	9,419,546
HAT Holdings I, LLC/HAT Holdings II, LLC:
3.375%, 6/15/26(1)	13,807	13,135,773
6.00%, 4/15/25(1)	5,066	5,199,084
HSBC Holdings PLC:
0.732% to 8/17/23, 8/17/24(8)	7,824	7,571,148
2.251% to 11/22/26, 11/22/27(8)	8,383	7,820,334
ING Groep NV, 1.726% to 4/1/26, 4/1/27(8)	5,000	4,618,332
Iron Mountain, Inc.:
4.50%, 2/15/31(1)	4,394	4,063,571
5.00%, 7/15/28(1)	7,646	7,467,734
JPMorgan Chase & Co.:
1.04% to 2/4/26, 2/4/27(8)	25,000	22,938,617
1.47% to 9/22/26, 9/22/27(8)	11,468	10,581,469
1.47%, (SOFR + 1.18%), 2/24/28(2)	27,000	27,005,865
1.578% to 4/22/26, 4/22/27(8)	9,000	8,391,422
Lloyds Banking Group PLC:
0.695% to 5/11/23, 5/11/24(8)	4,000	3,898,619
2.438% to 2/5/25, 2/5/26(7)(8)	4,905	4,734,490
Macquarie Bank, Ltd.:
3.052% to 3/3/31, 3/3/36(1)(8)	3,117	2,749,509
3.624%, 6/3/30(1)	3,984	3,760,701
Macquarie Group, Ltd., 1.201% to 10/14/24, 10/14/25(1)(8)	5,000	4,729,991
Nationwide Building Society, 0.55%, 1/22/24(1)	8,809	8,450,491

10
See Notes to Financial Statements.

Calvert
Short Duration Income Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Financial (continued)
Newmark Group, Inc., 6.125%, 11/15/23	$10,113	$ 10,591,345
OneMain Finance Corp.:
3.50%, 1/15/27	7,159	6,631,525
7.125%, 3/15/26	3,690	3,948,374
PNC Financial Services Group, Inc. (The), 2.20%, 11/1/24	1,868	1,847,528
Radian Group, Inc.:
4.875%, 3/15/27	6,214	6,252,993
6.625%, 3/15/25	5,610	5,910,724
Santander UK Group Holdings PLC, 1.532% to 8/21/25, 8/21/26(8)	5,400	4,969,782
Societe Generale S.A., 1.488% to 12/14/25, 12/14/26(1)(8)	13,600	12,311,171
Standard Chartered PLC:
1.214% to 3/23/24, 3/23/25(1)(8)	1,970	1,881,694
1.319% to 10/14/22, 10/14/23(1)(7)(8)	7,275	7,208,463
1.456% to 1/14/26, 1/14/27(1)(8)	3,503	3,189,751
1.822% to 11/23/24, 11/23/25(1)(8)	6,397	6,083,329
Sun Communities Operating, L.P., 2.30%, 11/1/28	2,227	2,022,437
Swedbank AB, (SOFR + 0.91%), 4/4/25(1)(10)	13,000	13,021,387
Synovus Bank/Columbus, GA, 4.00% to 10/29/25, 10/29/30(8)	2,946	2,922,627
Synovus Financial Corp., 3.125%, 11/1/22	5,545	5,569,882
Texas Capital Bancshares, Inc., 4.00% to 5/6/26, 5/6/31(8)	3,909	3,818,251
Truist Financial Corp., 1.125%, 8/3/27	8,238	7,411,803
UBS AG, 1.25%, 6/1/26(1)	5,143	4,735,497
UBS Group AG, 1.494% to 8/10/26, 8/10/27(1)(7)(8)	10,000	9,091,240
UniCredit SpA, 2.569% to 9/22/25, 9/22/26(1)(8)	8,524	7,884,916
		$ 731,877,234
Government - Multinational — 3.3%
European Bank for Reconstruction & Development, 1.50%, 2/13/25	$11,400	$ 11,056,702
European Investment Bank:
2.125%, 4/13/26(7)	15,000	14,773,098
2.375%, 5/24/27(7)	19,314	19,199,470
Inter-American Development Bank, 0.875%, 4/3/25	11,616	11,052,844
International Bank for Reconstruction & Development:
0.42%, (SOFR + 0.13%), 1/13/23(2)	8,579	8,580,367
0.875%, 7/15/26	20,000	18,729,724
International Finance Corp., 0.38%, (SOFR + 0.09%), 4/3/24(2)	4,008	4,002,585
		$ 87,394,790
Government - Regional — 0.4%
Kommuninvest I Sverige AB, 0.375%, 6/19/24(1)(7)	$10,395	$ 9,931,137
		$ 9,931,137
Security	Principal Amount (000's omitted)	Value
Industrial — 1.7%
Jabil, Inc., 3.00%, 1/15/31	$13,955	$ 12,803,985
SMBC Aviation Capital Finance DAC, 3.55%, 4/15/24(1)	3,800	3,784,641
SYNNEX Corp.:
1.25%, 8/9/24(1)	6,500	6,180,861
1.75%, 8/9/26(1)	8,000	7,338,585
Teledyne Technologics, Inc., 0.95%, 4/1/24	14,000	13,449,143
		$ 43,557,215
Technology — 1.8%
DXC Technology Co.:
1.80%, 9/15/26(7)	$7,500	$ 6,886,258
2.375%, 9/15/28	2,577	2,333,255
HP, Inc., 4.00%, 4/15/29	4,550	4,537,151
Kyndryl Holdings, Inc.:
2.05%, 10/15/26(1)	6,088	5,444,192
2.70%, 10/15/28(1)	12,332	10,694,654
Seagate HDD Cayman:
3.125%, 7/15/29	2,000	1,799,140
3.375%, 7/15/31	5,000	4,455,850
4.091%, 6/1/29	6,210	6,036,958
Western Digital Corp., 4.75%, 2/15/26	5,645	5,739,215
		$ 47,926,673
Utilities — 1.7%
AES Corp. (The):
1.375%, 1/15/26	$7,000	$ 6,446,101
2.45%, 1/15/31	4,889	4,380,009
Avangrid, Inc., 3.15%, 12/1/24	7,692	7,684,664
Enel Finance International NV:
1.375%, 7/12/26(1)	3,238	2,976,838
2.65%, 9/10/24(1)	10,529	10,379,784
NextEra Energy Operating Partners, L.P.:
4.25%, 7/15/24(1)	2,281	2,311,839
4.25%, 9/15/24(1)	779	787,600
4.50%, 9/15/27(1)	6,129	6,112,574
Pattern Energy Operations, L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)	3,663	3,607,909
		$ 44,687,318
Total Corporate Bonds (identified cost $1,334,790,846)		$1,276,429,202

11
See Notes to Financial Statements.

Calvert
Short Duration Income Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

High Social Impact Investments — 0.1%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(11)(12)	$4,000	$ 3,807,720
Total High Social Impact Investments (identified cost $4,000,000)		$ 3,807,720

Preferred Stocks — 0.1%

Security	Shares	Value
Mortgage Real Estate Investment Trusts (REITs) — 0.0%(13)
AGNC Investment Corp., Series C, 7.00% to 10/15/22(8)	20,000	$ 496,600
		$ 496,600
Wireless Telecommunication Services — 0.1%
United States Cellular Corp., 5.50%	93,200	$ 2,092,340
		$ 2,092,340
Total Preferred Stocks (identified cost $2,829,000)		$ 2,588,940

Senior Floating-Rate Loans(14) — 4.7%

Borrower/Description	Principal Amount (000's omitted)	Value
Airlines — 0.2%
SkyMiles IP, Ltd., Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 10/20/27	$5,750	$ 5,953,044
		$ 5,953,044
Auto Components — 0.2%
Clarios Global, L.P., Term Loan, 3.707%, (1 mo. USD LIBOR + 3.25%), 4/30/26	$5,086	$ 5,032,348
		$ 5,032,348
Automobiles — 0.0%(13)
Bombardier Recreational Products, Inc., Term Loan, 2.457%, (1 mo. USD LIBOR + 2.00%), 5/24/27	$736	$ 723,791
		$ 723,791
Construction & Engineering — 0.2%
APi Group DE, Inc., Term Loan, 3.207%, (1 mo. USD LIBOR + 2.75%), 1/3/29	$5,671	$ 5,628,915
		$ 5,628,915
Borrower/Description	Principal Amount (000's omitted)	Value
Diversified Telecommunication Services — 1.0%
CenturyLink, Inc., Term Loan, 2.707%, (1 mo. USD LIBOR + 2.25%), 3/15/27	$6,637	$ 6,471,966
Level 3 Financing, Inc., Term Loan, 2.207%, (1 mo. USD LIBOR + 1.75%), 3/1/27	776	762,623
UPC Financing Partnership, Term Loan, 3.397%, (1 mo. USD LIBOR + 3.00%), 1/31/29	6,775	6,719,106
Virgin Media Bristol, LLC, Term Loan, 3.647%, (1 mo. USD LIBOR + 3.25%), 1/31/29	6,800	6,756,439
Ziggo Financing Partnership, Term Loan, 2.897%, (1 mo. USD LIBOR + 2.50%), 4/30/28	4,872	4,802,725
		$ 25,512,859
Entertainment — 0.2%
Delta 2 (LUX) S.a.r.l., Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 2/1/24	$5,000	$ 4,974,375
		$ 4,974,375
Health Care Equipment & Supplies — 0.3%
Ortho-Clinical Diagnostics S.A., Term Loan, 3.235%, (1 mo. USD LIBOR + 3.00%), 6/30/25	$6,700	$ 6,684,818
		$ 6,684,818
Health Care Technology — 0.2%
Change Healthcare Holdings, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 3/1/24	$4,142	$ 4,125,424
		$ 4,125,424
Insurance — 0.2%
USI, Inc., Term Loan, 4.006%, (3 mo. USD LIBOR + 3.00%), 5/16/24	$5,023	$ 4,998,587
		$ 4,998,587
IT Services — 0.4%
Asurion, LLC:
Term Loan, 3.582%, (1 mo. USD LIBOR + 3.13%), 11/3/23	$3,005	$ 2,990,846
Term Loan, 3.707%, (1 mo. USD LIBOR + 3.25%), 12/23/26	1,738	1,702,774
Informatica, LLC, Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%), 10/27/28	5,975	5,915,250
		$ 10,608,870

12
See Notes to Financial Statements.

Calvert
Short Duration Income Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Life Sciences Tools & Services — 0.2%
ICON Luxembourg S.a.r.l.:
Term Loan, 3.313%, (3 mo. USD LIBOR + 2.25%), 7/3/28	$5,255	$ 5,231,619
Term Loan, 3.313%, (3 mo. USD LIBOR + 2.25%), 7/3/28	1,309	1,303,461
		$ 6,535,080
Media — 0.2%
CSC Holdings, LLC, Term Loan, 2.647%, (1 mo. USD LIBOR + 2.25%), 7/17/25	$4,961	$ 4,892,725
		$ 4,892,725
Real Estate Management & Development — 0.3%
Cushman & Wakefield U.S. Borrower, LLC, Term Loan, 3.207%, (1 mo. USD LIBOR + 2.75%), 8/21/25	$6,710	$ 6,631,809
		$ 6,631,809
Software — 0.8%
Banff Merger Sub, Inc., Term Loan, 4.207%, (1 mo. USD LIBOR + 3.75%), 10/2/25	$5,726	$ 5,699,042
Hyland Software, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 7/1/24	3,509	3,496,479
Seattle Spinco, Inc., Term Loan, 3.207%, (1 mo. USD LIBOR + 2.75%), 6/21/24	1,032	1,021,023
SS&C European Holdings S.a.r.l., Term Loan, 2.207%, (1 mo. USD LIBOR + 1.75%), 4/16/25	397	392,177
SS&C Technologies, Inc., Term Loan, 2.207%, (1 mo. USD LIBOR + 1.75%), 4/16/25	490	483,107
Ultimate Software Group, Inc. (The), Term Loan, 4.756%, (3 mo. USD LIBOR + 3.75%), 5/4/26	5,665	5,652,729
VS Buyer, LLC, Term Loan, 3.457%, (1 mo. USD LIBOR + 3.00%), 2/28/27	5,733	5,696,858
		$ 22,441,415
Specialty Retail — 0.2%
Petsmart, Inc., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.75%, Floor 0.75%), 2/11/28	$6,500	$ 6,480,500
		$ 6,480,500
Trading Companies & Distributors — 0.1%
Avolon TLB Borrower 1 (US), LLC, Term Loan, 2.50%, (1 mo. USD LIBOR + 1.75%, Floor 0.75%), 1/15/25	$1,778	$ 1,756,051
		$ 1,756,051
Total Senior Floating-Rate Loans (identified cost $123,897,784)		$ 122,980,611

Sovereign Government Bonds — 0.8%

Security	Principal Amount (000's omitted)	Value
Kommunalbanken AS, 2.125%, 2/11/25(1)	$5,000	$ 4,942,850
Kreditanstalt fuer Wiederaufbau:
1.00%, 10/1/26	5,000	4,685,522
2.00%, 9/29/22	5,000	5,021,869
Nederlandse Waterschapsbank NV, 2.375%, 3/24/26(1)	7,000	6,932,620
Total Sovereign Government Bonds (identified cost $22,582,557)		$ 21,582,861

Taxable Municipal Obligations — 0.5%

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue — 0.3%
California Health Facilities Financing Authority, (No Place Like Home Program):
1.97%, 6/1/23	$2,000	$ 1,996,940
2.02%, 6/1/24	2,500	2,467,700
2.211%, 6/1/25	4,450	4,365,227
		$ 8,829,867
Water and Sewer — 0.2%
Narragansett Bay Commission, RI, Wastewater System Revenue, Green Bonds, 1.597%, 9/1/25	$2,350	$ 2,253,650
San Diego County Water Authority, CA, Green Bonds, Series A, 0.743%, 5/1/25	1,500	1,410,405
San Francisco City and County Public Utilities Commission, CA, Water Revenue, Green Bonds:
1.949%, 11/1/22	675	677,214
1.982%, 11/1/23	700	696,255
2.082%, 11/1/24	500	492,145
		$ 5,529,669
Total Taxable Municipal Obligations (identified cost $14,675,000)		$ 14,359,536

U.S. Treasury Obligations — 9.7%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes:
0.125%, 12/31/22	$11,682	$ 11,569,261
0.25%, 3/15/24	46,500	44,678,144
0.50%, 3/31/25	138,050	130,079,769
0.64%, 4/30/23	10,000	10,013,647
0.641%, 10/31/23	13,000	13,024,461

13
See Notes to Financial Statements.

Calvert
Short Duration Income Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes: (continued)
0.75%, 12/31/23	$3,270	$ 3,185,823
1.00%, 12/15/24	3,751	3,605,090
1.125%, 1/15/25	1,767	1,701,704
1.50%, 2/29/24(7)	5,500	5,420,293
1.875%, 10/31/22	32,672	32,798,018
Total U.S. Treasury Obligations (identified cost $261,760,812)		$ 256,076,210

Short-Term Investments — 2.8%
Affiliated Fund — 2.0%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.14%(15)	52,494,137	$ 52,488,888
Total Affiliated Fund (identified cost $52,486,054)		$ 52,488,888
Securities Lending Collateral — 0.8%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.29%(16)	20,988,675	$ 20,988,675
Total Securities Lending Collateral (identified cost $20,988,675)		$ 20,988,675
Total Short-Term Investments (identified cost $73,474,729)		$ 73,477,563
Total Investments — 101.1% (identified cost $2,771,435,283)		$2,670,358,547
Other Assets, Less Liabilities — (1.1)%		$ (30,124,005)
Net Assets — 100.0%		$ 2,640,234,542

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2022, the aggregate value of these securities is $1,330,786,709 or 50.4% of the Fund's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at March 31, 2022.
(3)	Step coupon security. Interest rate represents the rate in effect at March 31, 2022.
(4)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at March 31, 2022.
(5)	Represents an investment in an issuer that may be deemed to be an affiliate (see Note 8).
(6)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At March 31, 2022, the aggregate value of these securities is $9,642,592 or 0.4% of the Fund's net assets.
(7)	All or a portion of this security was on loan at March 31, 2022. The aggregate market value of securities on loan at March 31, 2022 was $25,896,137.
(8)	Security converts to variable rate after the indicated fixed-rate coupon period.
(9)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(10)	When-issued, variable rate security whose interest rate will be determined after March 31, 2022.
(11)	May be deemed to be an affiliated company (see Note 8).
(12)	Restricted security. Total market value of restricted securities amounts to $3,807,720, which represents 0.1% of the net assets of the Fund as of March 31, 2022.
(13)	Amount is less than 0.05%.
(14)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(15)	Affiliated investment company, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2022.
(16)	Represents investment of cash collateral received in connection with securities lending.

14
See Notes to Financial Statements.

Calvert
Short Duration Income Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	692	Long	6/30/22	$ 146,649,938	$(1,783,569)
U.S. 5-Year Treasury Note	(273)	Short	6/30/22	(31,309,687)	728,468
U.S. 10-Year Treasury Note	(500)	Short	6/21/22	(61,437,500)	1,794,637
U.S. Ultra 10-Year Treasury Note	(940)	Short	6/21/22	(127,340,625)	3,818,648
					$ 4,558,184
Restricted Securities
Description	Acquisition Date	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	12/14/20	$4,000,000

Abbreviations:
LIBOR	– London Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate

Currency Abbreviations:
USD	– United States Dollar
15
See Notes to Financial Statements.

Calvert
Short Duration Income Fund
March 31, 2022
Statement of Assets and Liabilities (Unaudited)

March 31, 2022
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $2,672,976,940) - including $25,896,137 of securities on loan	$ 2,572,424,398
Investments in securities of affiliated issuers, at value (identified cost $98,458,343)	97,934,149
Cash	21,227,419
Deposits at broker for futures contracts	3,794,000
Receivable for investments sold	22,521,182
Receivable for capital shares sold	20,068,250
Dividends and interest receivable	9,887,993
Dividends and interest receivable - affiliated	51,762
Securities lending income receivable	6,084
Tax reclaims receivable	1,423
Trustees' deferred compensation plan	1,298,172
Total assets	$2,749,214,832
Liabilities
Payable for variation margin on open futures contracts	$ 430,085
Payable for investments purchased	65,101,134
Payable for when-issued securities	13,000,000
Payable for capital shares redeemed	6,011,090
Distributions payable	614,364
Deposits for securities loaned	20,988,675
Payable to affiliates:
Investment advisory fee	617,461
Administrative fee	268,048
Distribution and service fees	80,273
Sub-transfer agency fee	15,679
Trustees' deferred compensation plan	1,298,172
Other	100,811
Accrued expenses	454,498
Total liabilities	$ 108,980,290
Net Assets	$2,640,234,542
Sources of Net Assets
Paid-in capital	$ 2,736,861,062
Accumulated loss	(96,626,520)
Net Assets	$2,640,234,542
Class A Shares
Net Assets	$ 290,056,631
Shares Outstanding	18,501,408
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 15.68
Maximum Offering Price Per Share (100 ÷ 97.25 of net asset value per share)	$ 16.12
Class C Shares
Net Assets	$ 19,710,652
Shares Outstanding	1,262,104
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 15.62
16
See Notes to Financial Statements.

Calvert
Short Duration Income Fund
March 31, 2022
Statement of Assets and Liabilities (Unaudited) — continued

March 31, 2022
Class I Shares
Net Assets	$ 2,211,066,836
Shares Outstanding	140,081,077
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 15.78
Class R6 Shares
Net Assets	$ 119,400,423
Shares Outstanding	7,565,121
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 15.78

On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
17
See Notes to Financial Statements.

Calvert
Short Duration Income Fund
March 31, 2022
Statement of Operations (Unaudited)

Six Months Ended
March 31, 2022
Investment Income
Dividend income	$ 180,232
Dividend income - affiliated issuers	16,922
Interest and other income	27,419,259
Interest income - affiliated issuers	268,210
Securities lending income, net	19,678
Total investment income	$ 27,904,301
Expenses
Investment advisory fee	$ 3,479,203
Administrative fee	1,510,039
Distribution and service fees:
Class A	370,561
Class C	111,519
Trustees' fees and expenses	51,870
Custodian fees	27,584
Transfer agency fees and expenses	823,830
Accounting fees	232,502
Professional fees	43,274
Registration fees	103,324
Reports to shareholders	34,978
Miscellaneous	49,767
Total expenses	$ 6,838,451
Net investment income	$ 21,065,850
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$ (4,091,477)
Investment securities - affiliated issuers	(4,379)
Futures contracts	9,854,701
Net realized gain	$ 5,758,845
Change in unrealized appreciation (depreciation):
Investment securities	$ (115,266,339)
Investment securities - affiliated issuers	(338,902)
Futures contracts	1,352,032
Net change in unrealized appreciation (depreciation)	$(114,253,209)
Net realized and unrealized loss	$(108,494,364)
Net decrease in net assets from operations	$ (87,428,514)
18
See Notes to Financial Statements.

Calvert
Short Duration Income Fund
March 31, 2022
Statements of Changes in Net Assets

	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 21,065,850	$ 34,410,719
Net realized gain	5,758,845	17,856,005
Net change in unrealized appreciation (depreciation)	(114,253,209)	20,483,407
Net increase (decrease) in net assets from operations	$ (87,428,514)	$ 72,750,131
Distributions to shareholders:
Class A	$ (4,197,304)	$ (6,246,566)
Class C	(234,615)	(396,137)
Class I	(31,532,130)	(37,460,923)
Class R6	(1,954,441)	(1,483,505)
Total distributions to shareholders	$ (37,918,490)	$ (45,587,131)
Capital share transactions:
Class A	$ 2,684,764	$ 30,938,192
Class C	(2,132,350)	(9,646,089)
Class I	386,222,147	556,748,981
Class R6	9,093,289	75,735,297
Net increase in net assets from capital share transactions	$ 395,867,850	$ 653,776,381
Net increase in net assets	$ 270,520,846	$ 680,939,381
Net Assets
At beginning of period	$ 2,369,713,696	$ 1,688,774,315
At end of period	$2,640,234,542	$2,369,713,696
19
See Notes to Financial Statements.

Calvert
Short Duration Income Fund
March 31, 2022
Financial Highlights

	Class A
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30,
		2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 16.47	$ 16.21	$ 16.13	$ 15.83	$ 16.11	$ 16.18
Income (Loss) From Operations
Net investment income(1)	$ 0.12	$ 0.26	$ 0.35	$ 0.45	$ 0.37	$ 0.30
Net realized and unrealized gain (loss)	(0.68)	0.36	0.09	0.32	(0.28)	(0.07)
Total income (loss) from operations	$ (0.56)	$ 0.62	$ 0.44	$ 0.77	$ 0.09	$ 0.23
Less Distributions
From net investment income	$ (0.12)	$ (0.27)	$ (0.36)	$ (0.47)	$ (0.37)	$ (0.30)
From net realized gain	(0.11)	(0.09)	—	—	—	—
Total distributions	$ (0.23)	$ (0.36)	$ (0.36)	$ (0.47)	$ (0.37)	$ (0.30)
Net asset value — End of period	$ 15.68	$ 16.47	$ 16.21	$ 16.13	$ 15.83	$ 16.11
Total Return(2)	(3.44)% (3)	3.87%	2.80%	4.94%	0.59%	1.43%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$290,057	$301,929	$266,758	$251,080	$258,528	$337,692
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.76% (5)	0.76%	0.77%	0.81%	0.84%	0.94%
Net expenses	0.76% (5)	0.76%	0.76%	0.79%	0.84%	0.89%
Net investment income	1.45% (5)	1.57%	2.18%	2.80%	2.29%	1.87%
Portfolio Turnover	32% (3)	89% (6)	91% (6)	68%	80%	94%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes the effect of To-Be-Announced (TBA) transactions.
20
See Notes to Financial Statements.

Calvert
Short Duration Income Fund
March 31, 2022
Financial Highlights — continued

	Class C
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30,
		2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 16.40	$ 16.15	$ 16.07	$ 15.77	$ 16.05	$ 16.12
Income (Loss) From Operations
Net investment income(1)	$ 0.06	$ 0.14	$ 0.23	$ 0.33	$ 0.25	$ 0.18
Net realized and unrealized gain (loss)	(0.67)	0.35	0.09	0.32	(0.28)	(0.08)
Total income (loss) from operations	$ (0.61)	$ 0.49	$ 0.32	$ 0.65	$ (0.03)	$ 0.10
Less Distributions
From net investment income	$ (0.06)	$ (0.15)	$ (0.24)	$ (0.35)	$ (0.25)	$ (0.17)
From net realized gain	(0.11)	(0.09)	—	—	—	—
Total distributions	$ (0.17)	$ (0.24)	$ (0.24)	$ (0.35)	$ (0.25)	$ (0.17)
Net asset value — End of period	$ 15.62	$ 16.40	$ 16.15	$ 16.07	$ 15.77	$ 16.05
Total Return(2)	(3.76)% (3)	3.04%	2.03%	4.16%	(0.16)%	0.66%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$19,711	$22,935	$32,087	$48,326	$78,228	$100,333
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.51% (5)	1.51%	1.52%	1.57%	1.59%	1.65%
Net expenses	1.51% (5)	1.51%	1.51%	1.55%	1.59%	1.65%
Net investment income	0.70% (5)	0.85%	1.46%	2.06%	1.55%	1.11%
Portfolio Turnover	32% (3)	89% (6)	91% (6)	68%	80%	94%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes the effect of To-Be-Announced (TBA) transactions.
21
See Notes to Financial Statements.

Calvert
Short Duration Income Fund
March 31, 2022
Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30,
		2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 16.58	$ 16.32	$ 16.24	$ 15.93	$ 16.20	$ 16.27
Income (Loss) From Operations
Net investment income(1)	$ 0.14	$ 0.30	$ 0.39	$ 0.49	$ 0.43	$ 0.36
Net realized and unrealized gain (loss)	(0.69)	0.37	0.10	0.33	(0.29)	(0.07)
Total income (loss) from operations	$ (0.55)	$ 0.67	$ 0.49	$ 0.82	$ 0.14	$ 0.29
Less Distributions
From net investment income	$ (0.14)	$ (0.32)	$ (0.41)	$ (0.51)	$ (0.41)	$ (0.36)
From net realized gain	(0.11)	(0.09)	—	—	—	—
Total distributions	$ (0.25)	$ (0.41)	$ (0.41)	$ (0.51)	$ (0.41)	$ (0.36)
Net asset value — End of period	$ 15.78	$ 16.58	$ 16.32	$ 16.24	$ 15.93	$ 16.20
Total Return(2)	(3.35)% (3)	4.11%	3.05%	5.24%	0.91%	1.82%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,211,067	$1,928,347	$1,349,828	$1,298,581	$1,043,989	$359,176
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.51% (5)	0.51%	0.52%	0.56%	0.59%	0.53%
Net expenses	0.51% (5)	0.51%	0.51%	0.51%	0.52%	0.51%
Net investment income	1.71% (5)	1.81%	2.43%	3.06%	2.69%	2.23%
Portfolio Turnover	32% (3)	89% (6)	91% (6)	68%	80%	94%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes the effect of To-Be-Announced (TBA) transactions.
22
See Notes to Financial Statements.

Calvert
Short Duration Income Fund
March 31, 2022
Financial Highlights — continued

	Class R6
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30,		Period Ended September 30,
		2021	2020	2019 (1)
Net asset value — Beginning of period	$ 16.58	$ 16.32	$ 16.24	$ 15.90
Income (Loss) From Operations
Net investment income(2)	$ 0.15	$ 0.30	$ 0.40	$ 0.33
Net realized and unrealized gain (loss)	(0.69)	0.37	0.09	0.34
Total income (loss) from operations	$ (0.54)	$ 0.67	$ 0.49	$ 0.67
Less Distributions
From net investment income	$ (0.15)	$ (0.32)	$ (0.41)	$ (0.33)
From net realized gain	(0.11)	(0.09)	—	—
Total distributions	$ (0.26)	$ (0.41)	$ (0.41)	$ (0.33)
Net asset value — End of period	$ 15.78	$ 16.58	$ 16.32	$ 16.24
Total Return(3)	(3.32)% (4)	4.17%	3.10%	4.25% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$119,400	$116,503	$40,102	$24,575
Ratios (as a percentage of average daily net assets):(5)
Total expenses	0.44% (6)	0.45%	0.46%	0.49% (6)
Net expenses	0.44% (6)	0.45%	0.46%	0.46% (6)
Net investment income	1.81% (6)	1.84%	2.46%	3.11% (6)
Portfolio Turnover	32% (4)	89% (7)	91% (7)	68% (8)

(1)	For the period from the commencement of operations, February 1, 2019, to September 30, 2019.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes the effect of To-Be-Announced (TBA) transactions.
(8)	For the year ended September 30, 2019.
23
See Notes to Financial Statements.

Calvert
Short Duration Income Fund
March 31, 2022
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert Short Duration Income Fund (the Fund) is a diversified series of The Calvert Fund (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek to maximize income, to the extent consistent with preservation of capital, through investment in short-term bonds and income- producing securities. The Fund invests primarily in investment grade, U.S. dollar denominated debt securities.
The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Effective April 29, 2022, the maximum sales charge payable upon purchase of Class A shares was reduced to 2.25%. A contingent deferred sales charge of 0.50% (0.25% effective April 29, 2022) may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1% on shares redeemed within 12 months of purchase. Class C shares are only available for purchase through a financial intermediary. Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Debt Securities. Debt securities are generally valued based on valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Senior Floating-Rate Loans. Interests in senior floating-rate loans for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service, and are categorized as Level 2 in the hierarchy.
Affiliated Fund. Calvert Cash Reserves Fund, LLC (Cash Reserves Fund) is an affiliated investment company managed by Calvert Research and Management (CRM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day and are categorized as Level 2 in the hierarchy. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.
Other Securities. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
24

Calvert
Short Duration Income Fund
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund's adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of March 31, 2022, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$ 539,768,446	$ —	$ 539,768,446
Collateralized Mortgage Obligations	—	140,482,259	—	140,482,259
Commercial Mortgage-Backed Securities	—	216,247,670	—	216,247,670
Convertible Bonds	—	2,557,529	—	2,557,529
Corporate Bonds	—	1,276,429,202	—	1,276,429,202
High Social Impact Investments	—	3,807,720	—	3,807,720
Preferred Stocks	2,588,940	—	—	2,588,940
Senior Floating-Rate Loans	—	122,980,611	—	122,980,611
Sovereign Government Bonds	—	21,582,861	—	21,582,861
Taxable Municipal Obligations	—	14,359,536	—	14,359,536
U.S. Treasury Obligations	—	256,076,210	—	256,076,210
Short-Term Investments:
Affiliated Fund	—	52,488,888	—	52,488,888
Securities Lending Collateral	20,988,675	—	—	20,988,675
Total Investments	$23,577,615	$2,646,780,932	$ —	$2,670,358,547
Futures Contracts	$ 6,341,753	$ —	$ —	$ 6,341,753
Total	$29,919,368	$2,646,780,932	$ —	$2,676,700,300
Liability Description
Futures Contracts	$ (1,783,569)	$ —	$ —	$ (1,783,569)
Total	$ (1,783,569)	$ —	$ —	$ (1,783,569)
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign interest, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain.
Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. The Fund may earn certain fees in connection with its investments in senior floating-rate loans. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees, which are recorded to income as earned. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note.
25

Calvert
Short Duration Income Fund
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

C  Share Class Accounting— Realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
D  Senior Floating-Rate Loans— The Fund may invest in direct debt instruments, which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investment in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower of the loan. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of such payments by the lender from the borrower. The Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is issuing the participation interest.
E  Futures Contracts— The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
F  Restricted Securities— The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of the Schedule of Investments.
G  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund declares income distributions daily to shareholders of record at the time of declaration and generally pays them monthly. The Fund makes distributions of net realized capital gains, if any, at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
H  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
I   Indemnifications— Under the Trust’s organizational document, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and provides that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders or former shareholders. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
J  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
K  When-Issued Securities and Delayed Delivery Transactions— The Fund may purchase securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery,
26

Calvert
Short Duration Income Fund
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract. A forward purchase commitment may be closed by entering into an offsetting commitment. If an offsetting commitment is entered into, the Fund will realize a gain or loss on investments based on the price established when the Fund entered into the commitment.
L  Interim Financial Statements— The interim financial statements relating to March 31, 2022 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by CRM, an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to and including $750 million	0.28%
Over $750 million	0.275%
For the six months ended March 31, 2022, the investment advisory fee amounted to $3,479,203 or 0.28% (annualized) of the Fund's average daily net assets. CRM does not receive a fee for advisory services provided to Cash Reserves Fund.
CRM has agreed to reimburse the Fund's expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.76%, 1.51%, 0.51% and 0.46% of the Fund’s average daily net assets for Class A, Class C, Class I and Class R6, respectively. The expense reimbursement agreement with CRM may be changed or terminated after January 31, 2023. For the six months ended March 31, 2022, no expenses were waived or reimbursed by CRM.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class C, Class I and Class R6 and is payable monthly. For the six months ended March 31, 2022, CRM was paid administrative fees of $1,510,039.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. In addition, pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2022 amounted to $370,561 and $111,519 for Class A shares and Class C shares, respectively.
The Fund was informed that EVD received $14,572 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2022. The Fund was also informed that EVD received $16,772 and $1,560 of contingent deferred sales charges paid by Class A and Class C shareholders, respectively, for the same period. The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of CRM and EVD, also received a portion of the sales charge on sales of Class A shares for the six months ended March 31, 2022 in the amount of $148.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2022, sub-transfer agency fees and expenses incurred to EVM amounted to $19,308 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Trustee of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $214,000 ($154,000 prior to January 1, 2022), plus an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee. The Board chair receives an additional $30,000 annual fee, Committee chairs receive an additional $6,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Trustees may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in
27

Calvert
Short Duration Income Fund
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

shares of the Fund or other Calvert funds selected by the Trustees. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Trustees’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Trustees of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
During the six months ended March 31, 2022, the cost of purchases and proceeds from sales of investments, other than U.S. government and agency securities and short-term securities and including maturities, paydowns and principal repayments on senior floating-rate loans, were $755,166,396 and $522,900,788, respectively. Purchases and sales of U.S. government and agency securities, including paydowns, were $376,707,661 and $277,621,630, respectively.
4  Distributions to Shareholders and Income Tax Information
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at March 31, 2022, as determined on a federal income tax basis, were as follows:
Aggregate cost	$2,772,408,001
Gross unrealized appreciation	$ 6,090,572
Gross unrealized depreciation	(103,581,842)
Net unrealized depreciation	$ (97,491,270)
5  Financial Instruments
A summary of futures contracts outstanding at March 31, 2022 is included in the Schedule of Investments. During the six months ended March 31, 2022, the Fund used futures contracts to hedge interest rate risk and to manage duration.
At March 31, 2022, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk was as follows:
Derivative	Statement of Assets and Liabilities Caption	Assets	Liabilities
Futures contracts	Accumulated loss	$6,341,753 (1)	$(1,783,569) (1)

(1)	Only the current day's variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended March 31, 2022 was as follows:
Statement of Operations Caption
Derivative	Net realized gain (loss): Futures contracts	Change in unrealized appreciation (depreciation): Futures contracts
Futures contracts	$ 9,854,701	$ 1,352,032
The average notional cost of futures contracts (long) and futures contracts (short) outstanding during the six months ended March 31, 2022 was approximately $109,141,000 and $249,421,000, respectively.
28

Calvert
Short Duration Income Fund
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

6  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At March 31, 2022, the total value of securities on loan, including accrued interest, was $26,026,045 and the total value of collateral received was $26,511,880, comprised of cash of $20,988,675 and U.S. government and/or agencies securities of $5,523,205.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2022.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Corporate Bonds	$ 15,571,725	$ —	$ —	$ —	$ 15,571,725
U.S. Treasury Obligations	5,416,950	—	—	—	5,416,950
Total	$20,988,675	$ —	$ —	$ —	$20,988,675
The carrying amount of the liability for deposits for securities loaned at March 31, 2022 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2022.
7  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in an $800 million unsecured line of credit with a group of banks, which is in effect through October 25, 2022. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2021, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings pursuant to its line of credit during the six months ended March 31, 2022.
8  Affiliated Issuers and Funds
The Fund has invested a portion of its assets in notes (the Notes) issued by Calvert Impact Capital, Inc. (CIC) pursuant to exemptive relief granted by the U.S. Securities and Exchange Commission (the SEC). There are certain potential points of affiliation between the Fund and CIC. CRM has licensed use of the Calvert name to CIC and provides other types of support. CRM’s President and Chief Executive Officer (and the only director/trustee on the Fund Board that is an “interested person” of the Fund) serves on the CIC Board. In addition, another director/trustee on the Fund Board serves as a director emeritus on the CIC Board.
29

Calvert
Short Duration Income Fund
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

In addition to the Notes, the Fund invested in issuers that may be deemed to be affiliated with Morgan Stanley. At March 31, 2022, the value of the Fund's investment in the Notes and affiliated issuers and funds was $97,934,149, which represents 3.7% of the Fund's net assets. Transactions in the Notes and affiliated issuers and funds by the Fund for the six months ended March 31, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/Units, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Capital I Trust:
Series 2017-CLS, Class A, 1.097%, (1 mo. USD LIBOR + 0.70%), 11/15/34	$ 2,126,674	$ 6,894,075	$ —	$ —	$ (31,578)	$ 8,988,747	$ 17,991	$ 9,028,000
Series 2017-CLS, Class B, 1.247%, (1 mo. USD LIBOR + 0.85%), 11/15/34	5,942,149	—	—	—	(32,294)	5,909,262	29,133	5,940,000
Series 2017-CLS, Class C, 1.397%, (1 mo. USD LIBOR + 1.00%), 11/15/34	5,759,059	—	—	—	(36,750)	5,722,157	33,012	5,755,000
Series 2017-CLS, Class E, 2.347%, (1 mo. USD LIBOR + 1.95%), 11/15/34	—	6,421,979	—	—	(55,368)	6,366,668	43,942	6,427,000
Series 2019-BPR, Class A, 1.797%, (1 mo. USD LIBOR + 1.40%), 5/15/36	14,709,964	—	—	—	(59,179)	14,650,707	114,132	14,831,000
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(1)	3,931,320	—	—	—	(123,600)	3,807,720	30,000	4,000,000
Short-Term Investments
Calvert Cash Reserves Fund, LLC	29,671,063	499,027,081	(476,204,744)	(4,379)	(133)	52,488,888	16,922	52,494,137
Totals				$(4,379)	$(338,902)	$97,934,149	$285,132

(1)	Restricted security.
9  Capital Shares
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes.
Transactions in capital shares for the six months ended March 31, 2022 and the year ended September 30, 2021 were as follows:
	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021
	Shares	Amount	Shares	Amount
Class A
Shares sold	3,379,523	$ 54,499,395	6,890,272	$ 113,271,632
Reinvestment of distributions	230,722	3,721,953	334,255	5,487,972
Shares redeemed	(3,492,979)	(56,302,887)	(5,790,681)	(95,158,988)
Converted from Class C	47,644	766,303	447,333	7,337,576
Net increase	164,910	$ 2,684,764	1,881,179	$ 30,938,192
30

Calvert
Short Duration Income Fund
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021
	Shares	Amount	Shares	Amount
Class C
Shares sold	138,413	$ 2,230,097	462,020	$ 7,539,019
Reinvestment of distributions	13,460	216,554	22,571	368,733
Shares redeemed	(240,154)	(3,812,698)	(624,264)	(10,216,265)
Converted to Class A	(47,828)	(766,303)	(448,978)	(7,337,576)
Net decrease	(136,109)	$ (2,132,350)	(588,651)	$ (9,646,089)
Class I
Shares sold	42,552,427	$ 690,287,235	66,429,707	$1,099,772,696
Reinvestment of distributions	1,642,864	26,665,559	1,892,978	31,297,927
Shares redeemed	(20,438,523)	(330,730,647)	(34,707,931)	(574,321,642)
Net increase	23,756,768	$ 386,222,147	33,614,754	$ 556,748,981
Class R6
Shares sold	1,726,546	$ 28,092,542	4,849,780	$ 80,340,334
Reinvestment of distributions	112,252	1,822,051	77,373	1,280,308
Shares redeemed	(1,302,348)	(20,821,304)	(355,837)	(5,885,345)
Net increase	536,450	$ 9,093,289	4,571,316	$ 75,735,297
10  Risks and Uncertainties
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Fund's performance, or the performance of the securities in which the Fund invests.
31

Calvert
Short Duration Income Fund
March 31, 2022
Officers and Trustees

Officers
Hope L. Brown Chief Compliance Officer
Deidre E. Walsh Vice President, Secretary and Chief Legal Officer
James F. Kirchner Treasurer
Trustees
Alice Gresham Bullock Chairperson
Richard L. Baird, Jr.
Cari M. Dominguez
John G. Guffey, Jr.
Miles D. Harper, III
Joy V. Jones
John H. Streur*
Anthony A. Williams
*Interested Trustee and President
32

Calvert Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■
investment experience and risk tolerance
■
checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com

33

Calvert Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■
buy securities from us or make a wire transfer
■
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■
affiliates from using your information to market to you
■
sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
34

Calvert Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Calvert website at www.calvert.com, by calling Calvert at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
35

This Page Intentionally Left Blank

Investment Adviser and Administrator
Calvert Research and Management
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24180     3.31.22

Calvert
Ultra-Short Duration Income Fund
Semiannual Report
March 31, 2022

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.
Choose Planet-friendly E-delivery!
Sign up now for on-line statements, prospectuses, and fund reports. In less than five minutes you can help reduce paper mail and lower fund costs.
Just go to www.calvert.com. If you already have an online account with the Calvert funds, click on Login to access your Account and select the documents you would like to receive via e-mail.
If you’re new to online account access, click on Login, then Register to create your user name and password. Once you’re in, click on the E-delivery sign-up on the Account Portfolio page and follow the quick, easy steps.
Note: If your shares are not held directly with the Calvert funds but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

Semiannual Report March 31, 2022
Calvert
Ultra-Short Duration Income Fund

Calvert
Ultra-Short Duration Income Fund
March 31, 2022
Performance

Portfolio Manager(s) Vishal Khanduja, CFA and Brian S. Ellis, CFA, each of Calvert Research and Management
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	10/31/2006	10/31/2006	(1.04)%	(0.66)%	1.13%	1.09%
Class I at NAV	01/31/2014	10/31/2006	(0.92)	(0.41)	1.39	1.33
Class R6 at NAV	10/03/2017	10/31/2006	(0.90)	(0.47)	1.41	1.34

Bloomberg 9-12 Months Short Treasury Index	—	—	(0.74)%	(0.69)%	1.27%	0.81%

% Total Annual Operating Expense Ratios[3]	Class A	Class I	Class R6
Gross	0.76%	0.51%	0.46%
Net	0.72	0.47	0.43
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.
2

Calvert
Ultra-Short Duration Income Fund
March 31, 2022
Fund Profile

Asset Allocation (% of total investments)

Credit Quality (% of bond holdings)*

* For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed securities (“ABS”) and mortgage-backed securities (“MBS”)), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of an issuance based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P, Fitch or Kroll (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

3

Calvert
Ultra-Short Duration Income Fund
March 31, 2022
Endnotes and Additional Disclosures

[1]	Bloomberg 9-12 Months Short Treasury Index measures the performance of U.S. Treasury bills, notes, and bonds with a maturity between nine and twelve months. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Class A, Class I and Class R6 shares are offered at net asset value (NAV). Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class I is linked to Class A and the performance of Class R6 is linked to Class I. Performance presented in the Financial Highlights included in the financial statements is not linked.
Calvert Research and Management became the investment adviser to the Fund on December 31, 2016. Performance reflected prior to such date is that of the Fund’s former investment adviser.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 1/31/23. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.
4

Calvert
Ultra-Short Duration Income Fund
March 31, 2022
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2021 to March 31, 2022).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (10/1/21)	Ending Account Value (3/31/22)	Expenses Paid During Period* (10/1/21 – 3/31/22)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$ 989.60	$3.57 **	0.72%
Class I	$1,000.00	$ 990.80	$2.33 **	0.47%
Class R6	$1,000.00	$ 991.00	$2.13 **	0.43%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.34	$3.63 **	0.72%
Class I	$1,000.00	$1,022.59	$2.37 **	0.47%
Class R6	$1,000.00	$1,022.79	$2.17 **	0.43%

*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2021.
**	Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.
5

Calvert
Ultra-Short Duration Income Fund
March 31, 2022
Schedule of Investments (Unaudited)

Asset-Backed Securities — 19.9%

Security	Principal Amount (000's omitted)	Value
Affirm Asset Securitization Trust, Series 2021-A, Class A, 0.88%, 8/15/25(1)	$5,890	$ 5,859,708
Amur Equipment Finance Receivables IX, LLC, Series 2021-1A, Class A2, 0.75%, 11/20/26(1)	3,444	3,377,993
BHG Securitization Trust, Series 2021-B, Class A, 0.90%, 10/17/34(1)	1,798	1,751,188
Chesapeake Funding II, LLC, Series 2020-1A, Class A2, 1.047%, (1 mo. USD LIBOR + 0.65%), 8/15/32(1)(2)	656	656,103
Coinstar Funding, LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	6,453	6,425,607
Conn's Receivables Funding, LLC:
Series 2020-A, Class A, 1.71%, 6/16/25(1)	213	212,657
Series 2020-A, Class B, 4.27%, 6/16/25(1)	1,860	1,858,699
Series 2020-A, Class C, 4.20%, 6/16/25(1)	1,754	1,740,511
Series 2021-A, Class A, 1.05%, 5/15/26(1)	15,613	15,552,195
Consumer Loan Underlying Bond CLUB Credit Trust, Series 2020-P1, Class C, 4.61%, 3/15/28(1)	3,000	2,990,880
Crossroads Asset Trust, Series 2021-A, Class A2, 0.82%, 3/20/24(1)	1,397	1,388,147
Dell Equipment Finance Trust:
Series 2020-2, Class A2, 0.47%, 10/24/22(1)	276	275,671
Series 2021-2, Class A1, 0.182%, 9/22/22(1)	2,162	2,160,491
Donlen Fleet Lease Funding 2, LLC, Series 2021-2, Class A1, 0.651%, (1 mo. USD LIBOR + 0.33%), 12/11/34(1)(2)	3,482	3,470,943
FOCUS Brands Funding, LLC, Series 2017-1A, Class A2IB, 3.857%, 4/30/47(1)	4,191	4,136,140
Hilton Grand Vacations Trust, Series 2020-AA, Class A, 2.74%, 2/25/39(1)	1,027	1,003,164
JPMorgan Chase Bank, NA:
Series 2021-2, Class B, 0.889%, 12/26/28(1)	1,655	1,625,043
Series 2021-3, Class B, 0.76%, 2/26/29(1)	2,003	1,947,057
Series 2021-3, Class C, 0.86%, 2/26/29(1)	2,238	2,174,312
Series 2021-3, Class D, 1.009%, 2/26/29(1)	894	867,272
Lendingpoint Asset Securitization Trust, Series 2022-A, Class A, 1.68%, 6/15/29(1)	9,426	9,351,155
LL ABS Trust, Series 2021-1A, Class A, 1.07%, 5/15/29(1)	1,091	1,062,195
Marlette Funding Trust:
Series 2018-2A, Class C, 4.37%, 7/17/28(1)	1,057	1,056,785
Series 2020-2A, Class C, 2.83%, 9/16/30(1)	1,000	999,532
Series 2021-3A, Class A, 0.65%, 12/15/31(1)	2,765	2,730,139
MVW, LLC, Series 2020-1A, Class A, 1.74%, 10/20/37(1)	235	227,523
Octane Receivables Trust, Series 2021-2A, Class A, 1.21%, 9/20/28(1)	2,451	2,391,214
OneMain Financial Issuance Trust:
Series 2015-3A, Class B, 4.16%, 11/20/28(1)	143	143,224
Series 2018-1A, Class A, 3.30%, 3/14/29(1)	1,389	1,389,495
Series 2019-1A, Class A, 3.48%, 2/14/31(1)	51	50,929
Security	Principal Amount (000's omitted)	Value
Oportun Funding, LLC:
Series 2020-1, Class B, 3.45%, 5/15/24(1)	$3,000	$ 2,997,588
Series 2022-1, Class A, 3.25%, 6/15/29(1)	17,000	16,963,222
Oscar US Funding XII, LLC, Series 2021-1A, Class A2, 0.40%, 3/11/24(1)	1,392	1,384,272
Pagaya AI Debt Selection Trust:
Series 2021-1, Class A, 1.18%, 11/15/27(1)	9,011	8,888,624
Series 2021-2, 3.00%, 1/25/29(1)	3,142	3,073,319
Series 2021-3, Class A, 1.15%, 5/15/29(1)	7,273	7,126,673
Series 2021-5, Class A, 1.53%, 8/15/29(1)	4,665	4,561,473
Series 2021-HG1, Class A, 1.22%, 1/16/29(1)	2,919	2,829,438
Prodigy Finance CM DAC, Series 2021-1A, Class A, 1.707%, (1 mo. USD LIBOR + 1.25%), 7/25/51(1)(2)	3,846	3,841,151
Prosper Marketplace Issuance Trust, Series 2019-4A, Class C, 4.95%, 2/17/26(1)	5,116	5,116,929
Purchasing Power Funding, LLC, Series 2021-A, Class A, 1.57%, 10/15/25(1)	5,740	5,558,974
SoFi Professional Loan Program, LLC, Series 2016-B, Class A1, 1.657%, (1 mo. USD LIBOR + 1.20%), 6/25/33(1)(2)	64	63,754
SpringCastle America Funding, LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(1)	3,074	2,964,376
Stack Infrastructure Issuer, LLC:
Series 2019-1A, Class A2, 4.54%, 2/25/44(1)	26	26,306
Series 2020-1A, Class A2, 1.893%, 8/25/45(1)	1,525	1,431,111
Tesla Auto Lease Trust, Series 2020-A, Class A2, 0.55%, 5/22/23(1)	173	172,497
Theorem Funding Trust:
Series 2020-1A, Class A, 2.48%, 10/15/26(1)	1,185	1,185,349
Series 2021-1A, Class A, 1.21%, 12/15/27(1)	17,445	17,197,388
Upstart Securitization Trust:
Series 2020-1, Class B, 3.093%, 4/22/30(1)	7,000	7,003,083
Series 2020-1, Class C, 4.899%, 4/22/30(1)	1,622	1,622,908
Series 2021-3, Class A, 0.83%, 7/20/31(1)	1,428	1,402,303
Series 2021-4, Class A, 0.84%, 9/20/31(1)	5,442	5,295,400
Series 2021-5 , Class A, 1.31%, 11/20/31(1)	1,293	1,237,023
Vantage Data Centers Issuer, LLC, Series 2020-2A, Class A2, 1.992%, 9/15/45(1)	4,955	4,541,361
Verizon Owner Trust:
Series 2019-A, Class A1B, 0.779%, (1 mo. USD LIBOR + 0.33%), 9/20/23(2)	102	102,433
Series 2020-2A, Class A1B, 0.719%, (1 mo. USD LIBOR + 0.27%), 7/22/24(2)	10,821	10,824,228
Total Asset-Backed Securities (identified cost $199,347,478)		$196,287,155

6
See Notes to Financial Statements.

Calvert
Ultra-Short Duration Income Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

Collateralized Mortgage Obligations — 5.8%

Security	Principal Amount (000's omitted)	Value
Bellemeade Re, Ltd.:
Series 2021-1A, Class M1A, 1.849%, (30-day average SOFR + 1.75%), 3/25/31(1)(2)	$4,099	$ 4,106,536
Series 2021-1A, Class M1B, 2.299%, (30-day average SOFR + 2.20%), 3/25/31(1)(2)	1,500	1,493,832
Series 2021-2A, Class M1A, 1.299%, (30-day average SOFR + 1.20%), 6/25/31(1)(2)	6,696	6,677,424
Series 2021-3A, Class M1A, 1.099%, (30-day average SOFR + 1.00%), 9/25/31(1)(2)	4,000	3,972,514
Eagle Re, Ltd., Series 2021-1, Class M1A, 1.799%, (30-day average SOFR + 1.70%), 10/25/33(1)(2)	2,188	2,191,357
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2018-DNA1, Class M2AT, 1.507%, (1 mo. USD LIBOR + 1.05%), 7/25/30(2)	4,381	4,381,586
Series 2018-HQA2, Class M1, 1.207%, (1 mo. USD LIBOR + 0.75%), 10/25/48(1)(2)	571	571,792
Series 2019-DNA4, Class M2, 2.407%, (1 mo. USD LIBOR + 1.95%), 10/25/49(1)(2)	422	423,739
Series 2020-DNA6, Class M1, 0.999%, (30-day average SOFR + 0.90%), 12/25/50(1)(2)	187	187,053
Series 2021-DNA3, Class M1, 0.849%, (30-day average SOFR + 0.75%), 10/25/33(1)(2)	1,272	1,262,751
Series 2022-DNA2, Class M1A, 1.399%, (30-day average SOFR + 1.30%), 2/25/42(1)(2)	5,559	5,540,150
Series 2022-HQA1, Class M1A, 2.199%, (30-day average SOFR + 2.10%), 3/25/42(1)(2)	2,453	2,463,812
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2014-C03, Class 2M2, 3.357%, (1 mo. USD LIBOR + 2.90%), 7/25/24(2)	31	30,915
Series 2014-C04, Class 1M2, 5.357%, (1 mo. USD LIBOR + 4.90%), 11/25/24(2)	5,185	5,343,646
Series 2019-R02, Class 1M2, 2.757%, (1 mo. USD LIBOR + 2.30%), 8/25/31(1)(2)	467	467,927
Series 2019-R06, Class 2B1, 4.207%, (1 mo. USD LIBOR + 3.75%), 9/25/39(1)(2)	1,705	1,667,306
Series 2019-R06, Class 2M2, 2.557%, (1 mo. USD LIBOR + 2.10%), 9/25/39(1)(2)	4,591	4,598,092
Home RE, Ltd., Series 2021-1, Class M1A, 1.507%, (1 mo. USD LIBOR + 1.05%), 7/25/33(1)(2)	4,243	4,245,557
RESIMAC Bastille Trust:
Series 2018-1NCA, Class A1, 1.139%, (1 mo. USD LIBOR + 0.85%), 12/5/59(1)(2)	698	697,043
Series 2021-2NCA, Class A1B, 1.03%, (SOFR + 0.74%), 2/3/53(1)(2)	4,883	4,857,672
RESIMAC Premier Trust, Series 2020-1A, Class A1A, 1.339%, (1 mo. USD LIBOR + 1.05%), 2/7/52(1)(2)	1,745	1,744,203
Total Collateralized Mortgage Obligations (identified cost $57,262,713)		$ 56,924,907

Commercial Mortgage-Backed Securities — 8.3%

Security	Principal Amount (000's omitted)	Value
BBCMS Mortgage Trust, Series 2017-DELC, Class A, 1.247%, (1 mo. USD LIBOR + 0.85%), 8/15/36(1)(2)	$3,486	$ 3,459,125
BX Commercial Mortgage Trust:
Series 2019-XL, Class A, 1.317%, (1 mo. USD LIBOR + 0.92%), 10/15/36(1)(2)	12,005	11,960,130
Series 2021-VOLT, Class B, 1.347%, (1 mo. USD LIBOR + 0.95%), 9/15/36(1)(2)	4,129	4,000,826
Series 2021-VOLT, Class C, 1.497%, (1 mo. USD LIBOR + 1.10%), 9/15/36(1)(2)	1,907	1,836,122
Series 2021-VOLT, Class D, 2.047%, (1 mo. USD LIBOR + 1.65%), 9/15/36(1)(2)	1,427	1,380,744
Extended Stay America Trust:
Series 2021-ESH, Class A, 1.477%, (1 mo. USD LIBOR + 1.08%), 7/15/38(1)(2)	7,543	7,462,567
Series 2021-ESH, Class B, 1.777%, (1 mo. USD LIBOR + 1.38%), 7/15/38(1)(2)	3,184	3,143,658
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust, Series 2020-01, Class M7, 2.407%, (1 mo. USD LIBOR + 1.95%), 3/25/50(1)(2)	3,669	3,599,032
Hawaii Hotel Trust, Series 2019-MAUI, Class A, 1.547%, (1 mo. USD LIBOR + 1.15%), 5/15/38(1)(2)	3,132	3,109,886
Morgan Stanley Capital I Trust:
Series 2017-CLS, Class A, 1.097%, (1 mo. USD LIBOR + 0.70%), 11/15/34(1)(2)(3)	12,174	12,121,069
Series 2017-CLS, Class B, 1.247%, (1 mo. USD LIBOR + 0.85%), 11/15/34(1)(2)(3)	11,690	11,629,507
Series 2019-BPR, Class A, 1.797%, (1 mo. USD LIBOR + 1.40%), 5/15/36(1)(2)(3)	6,420	6,341,955
VMC Finance, LLC, Series 2021-HT1, Class A, 2.118%, (1 mo. USD LIBOR + 1.65%), 1/18/37(1)(2)	11,919	11,707,812
Total Commercial Mortgage-Backed Securities (identified cost $82,729,505)		$ 81,752,433

Corporate Bonds — 50.4%

Security	Principal Amount (000's omitted)	Value
Communications — 3.6%
AT&T, Inc., 0.93%, (SOFR + 0.64%), 3/25/24(2)	$6,471	$ 6,471,004
CCO Holdings, LLC/CCO Holdings Capital Corp.:
5.00%, 2/1/28(1)	1,936	1,919,370
5.125%, 5/1/27(1)	7,010	7,029,628
Rogers Communications, Inc., 2.95%, 3/15/25(1)	5,000	4,969,205
Sprint Communications, Inc., 6.00%, 11/15/22	4,500	4,606,830
Sprint Corp., 7.875%, 9/15/23	3,000	3,191,235
T-Mobile USA, Inc.:
2.25%, 2/15/26(4)	1,084	1,022,645

7
See Notes to Financial Statements.

Calvert
Ultra-Short Duration Income Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Communications (continued)
T-Mobile USA, Inc.: (continued)
2.25%, 2/15/26(1)	$1,192	$ 1,124,533
Verizon Communications, Inc., 0.79%, (SOFR + 0.50%), 3/22/24(2)	5,000	4,996,562
		$ 35,331,012
Consumer, Cyclical — 5.4%
Aptiv PLC/Aptiv Corp., 2.396%, 2/18/25	$743	$ 724,534
Brunswick Corp., 0.85%, 8/18/24	3,575	3,382,533
Daimler Trucks Finance North America, LLC:
0.79%, (SOFR + 0.50%), 6/14/23(1)(2)	3,000	2,991,487
0.89%, (SOFR + 0.60%), 12/14/23(1)(2)	7,500	7,486,564
Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.50%, 10/20/25(1)	4,213	4,240,791
Ford Motor Credit Co., LLC:
1.383%, (3 mo. USD LIBOR + 1.08%), 8/3/22(2)	2,000	1,993,360
3.087%, 1/9/23	10,000	10,023,750
General Motors Financial Co., Inc., 0.91%, (SOFR + 0.62%), 10/15/24(2)	11,698	11,516,360
Genuine Parts Co., 1.75%, 2/1/25	846	808,658
Hyatt Hotels Corp.:
1.30%, 10/1/23	1,087	1,059,843
1.34%, (SOFR + 1.05%), 10/1/23(2)	3,245	3,256,396
Magallanes, Inc., 2.07%, (SOFR + 1.78%), 3/15/24(1)(2)	4,550	4,592,924
Nordstrom, Inc., 2.30%, 4/8/24(4)	1,572	1,555,274
		$ 53,632,474
Consumer, Non-cyclical — 4.3%
Baxter International, Inc.:
0.55%, (SOFR + 0.26%), 12/1/23(1)(2)(4)	$3,000	$ 2,984,591
0.73%, (SOFR + 0.44%), 11/29/24(1)(2)	3,000	2,982,838
Becton Dickinson and Co., 1.613%, (3 mo. USD LIBOR + 1.03%), 6/6/22(2)	390	390,303
Centene Corp., 4.25%, 12/15/27	5,500	5,526,290
GSK Consumer Healthcare Capital US, LLC, 1.18%, (SOFR + 0.89%), 3/24/24(1)(2)	1,425	1,427,301
JDE Peet's NV, 0.80%, 9/24/24(1)	7,000	6,574,510
Kraft Heinz Foods Co., 3.875%, 5/15/27	3,200	3,254,784
PerkinElmer, Inc., 0.85%, 9/15/24	7,017	6,662,851
Thermo Fisher Scientific, Inc.:
0.64%, (SOFR + 0.35%), 4/18/23(2)(4)	5,375	5,372,209
0.82%, (SOFR + 0.53%), 10/18/24(2)	1,765	1,762,677
Zimmer Biomet Holdings, Inc., 1.45%, 11/22/24	6,200	5,952,097
		$ 42,890,451
Energy — 1.2%
NuStar Logistics, L.P., 5.75%, 10/1/25	$1,660	$ 1,694,088
Security	Principal Amount (000's omitted)	Value
Energy (continued)
TerraForm Power Operating, LLC, 4.25%, 1/31/23(1)	$10,300	$ 10,285,477
		$ 11,979,565
Financial — 29.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
0.97%, (SOFR + 0.68%), 9/29/23(2)	$7,000	$ 6,933,254
1.75%, 10/29/24	3,000	2,829,516
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand, 4.125%, 11/9/22(1)	4,000	4,031,800
Banco Santander S.A., 1.554%, (3 mo. USD LIBOR + 1.09%), 2/23/23(2)	3,330	3,349,966
Bank of America Corp.:
0.95%, (SOFR + 0.66%), 2/4/25(2)(4)	11,000	10,953,622
1.02%, (SOFR + 0.73%), 10/24/24(2)	13,800	13,813,320
1.62%, (SOFR + 1.33%), 4/2/26(2)	3,000	3,028,023
Bank of Montreal:
0.64%, (SOFR + 0.35%), 12/8/23(2)	4,200	4,180,693
1.00%, (SOFR + 0.71%), 3/8/24(2)	4,000	4,005,712
Bank of Nova Scotia (The):
0.73%, (SOFR + 0.44%), 4/15/24(2)	5,000	4,976,477
0.84%, (SOFR + 0.55%), 9/15/23(2)	8,500	8,489,437
BBVA Bancomer S.A./Texas, 1.875%, 9/18/25(1)	1,718	1,639,049
BPCE S.A., 0.86%, (SOFR + 0.57%), 1/14/25(1)(2)	4,000	3,977,218
Canadian Imperial Bank of Commerce:
0.63%, (SOFR + 0.34%), 6/22/23(2)	5,000	4,983,768
1.09%, (SOFR + 0.80%), 3/17/23(2)	7,310	7,326,442
Capital One Financial Corp.:
0.98%, (SOFR + 0.69%), 12/6/24(2)	12,000	11,938,627
1.019%, (3 mo. USD LIBOR + 0.72%), 1/30/23(2)	2,084	2,085,510
Citigroup, Inc.:
0.776% to 10/30/23, 10/30/24(5)	4,080	3,943,604
0.96%, (SOFR + 0.67%), 5/1/25(2)	4,618	4,576,295
0.98%, (SOFR + 0.69%), 1/25/26(2)	2,778	2,734,521
1.678% to 5/15/23, 5/15/24(5)	3,723	3,694,488
Credit Agricole S.A., 1.247% to 1/26/26, 1/26/27(1)(5)	1,968	1,792,709
Danske Bank A/S, 1.171% to 12/8/22, 12/8/23(1)(5)	4,200	4,147,359
GA Global Funding Trust, 0.79%, (SOFR + 0.50%), 9/13/24(1)(2)	5,000	4,942,165
Goldman Sachs Group, Inc. (The):
0.78%, (SOFR + 0.49%), 10/21/24(2)	8,000	7,869,864
0.87%, (SOFR + 0.58%), 3/8/24(2)	7,903	7,835,131
0.91%, (SOFR + 0.62%), 12/6/23(2)	10,000	9,960,569
1.68%, (SOFR + 1.39%), 3/15/24(2)(4)	10,200	10,270,490
HAT Holdings I, LLC/HAT Holdings II, LLC, 6.00%, 4/15/25(1)	3,000	3,078,810
HSBC Holdings PLC:
0.732% to 8/17/23, 8/17/24(5)	1,776	1,718,604

8
See Notes to Financial Statements.

Calvert
Ultra-Short Duration Income Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Financial (continued)
HSBC Holdings PLC: (continued)
0.87%, (SOFR + 0.58%), 11/22/24(2)	$5,000	$ 4,951,406
JPMorgan Chase & Co.:
0.87%, (SOFR + 0.58%), 3/16/24(2)	13,440	13,402,374
1.21%, (SOFR + 0.92%), 2/24/26(2)	17,000	16,992,699
Lloyds Banking Group PLC, 1.326% to 6/15/22, 6/15/23(5)	2,380	2,374,311
National Bank of Canada:
0.55% to 11/15/23, 11/15/24(5)	3,752	3,612,019
0.90% to 8/15/22, 8/15/23(5)	2,031	2,019,142
Newmark Group, Inc., 6.125%, 11/15/23	4,950	5,184,135
OneMain Finance Corp., 5.625%, 3/15/23	3,000	3,059,400
Radian Group, Inc.:
4.50%, 10/1/24	2,000	2,012,530
6.625%, 3/15/25	2,000	2,107,210
Royal Bank of Canada, 0.74%, (SOFR + 0.45%), 10/26/23(2)	2,000	1,994,795
Santander Holdings USA, Inc., 3.40%, 1/18/23	1,555	1,564,968
Santander UK Group Holdings PLC, 1.532% to 8/21/25, 8/21/26(5)	2,283	2,101,113
Simon Property Group, LP, 0.72%, (SOFR + 0.43%), 1/11/24(2)	5,000	4,996,702
Standard Chartered PLC:
1.22%, (SOFR + 0.93%), 11/23/25(1)(2)	4,000	3,956,346
1.54%, (SOFR + 1.25%), 10/14/23(1)(2)	5,950	5,969,923
Swedbank AB, (SOFR + 0.91%), 4/4/25(1)(6)	5,000	5,008,226
Toronto-Dominion Bank (The), 0.70%, (SOFR + 0.41%), 1/10/25(2)	10,000	9,904,599
Truist Financial Corp., 0.69%, (SOFR + 0.40%), 6/9/25(2)	9,000	8,948,778
UBS AG:
0.61%, (SOFR + 0.32%), 6/1/23(1)(2)	4,000	3,987,795
0.74%, (SOFR + 0.45%), 8/9/24(1)(2)	9,000	8,954,503
UniCredit SpA, 2.569% to 9/22/25, 9/22/26(1)(5)	1,976	1,827,850
Westpac Banking Corp., 0.59%, (SOFR + 0.30%), 11/18/24(2)	7,000	6,942,075
		$286,979,942
Government - Multinational — 1.3%
International Bank for Reconstruction & Development, 0.42%, (SOFR + 0.13%), 1/13/23(2)	$9,900	$ 9,901,577
International Finance Corp., 2.00%, 10/24/22	2,429	2,439,744
		$ 12,341,321
Industrial — 1.5%
Canadian Pacific Railway Co., 1.35%, 12/2/24	$3,000	$ 2,879,247
Jabil, Inc.:
1.70%, 4/15/26	940	871,524
4.70%, 9/15/22	5,889	5,956,171
SYNNEX Corp., 1.25%, 8/9/24(1)	2,778	2,641,605
Security	Principal Amount (000's omitted)	Value
Industrial (continued)
Teledyne Technologics, Inc., 0.95%, 4/1/24	$3,000	$ 2,881,959
		$ 15,230,506
Technology — 0.8%
Kyndryl Holdings, Inc., 2.05%, 10/15/26(1)	$1,703	$ 1,522,907
Seagate HDD Cayman, 4.75%, 6/1/23	2,740	2,785,744
SK Hynix, Inc., 1.50%, 1/19/26(1)	4,000	3,704,593
		$ 8,013,244
Utilities — 3.2%
NextEra Energy Capital Holdings, Inc.:
0.69%, (SOFR + 0.40%), 11/3/23(2)	$10,000	$ 9,961,230
0.75%, (3 mo. USD LIBOR + 0.27%), 2/22/23(2)	6,500	6,478,583
0.83%, (SOFR + 0.54%), 3/1/23(2)(4)	4,014	4,010,410
Southern California Gas Co., 1.153%, (3 mo. USD LIBOR + 0.35%), 9/14/23(2)	11,599	11,578,928
		$ 32,029,151
Total Corporate Bonds (identified cost $504,184,296)		$498,427,666

High Social Impact Investments — 0.1%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(7)(8)	$1,000	$ 951,930
Total High Social Impact Investments (identified cost $1,000,000)		$ 951,930

Senior Floating-Rate Loans — 3.2%(9)

Borrower/Description	Principal Amount (000's omitted)	Value
Airlines — 0.3%
SkyMiles IP, Ltd., Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 10/20/27	$2,500	$ 2,588,280
		$ 2,588,280
Automobiles — 0.2%
Bombardier Recreational Products, Inc., Term Loan, 2.457%, (1 mo. USD LIBOR + 2.00%), 5/24/27	$1,975	$ 1,943,461
		$ 1,943,461

9
See Notes to Financial Statements.

Calvert
Ultra-Short Duration Income Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Construction & Engineering — 0.2%
APi Group DE, Inc., Term Loan, 3.207%, (1 mo. USD LIBOR + 2.75%), 1/3/29	$2,466	$ 2,447,354
		$ 2,447,354
Diversified Telecommunication Services — 0.6%
CenturyLink, Inc., Term Loan, 2.707%, (1 mo. USD LIBOR + 2.25%), 3/15/27	$1,994	$ 1,944,847
Level 3 Financing, Inc., Term Loan, 2.207%, (1 mo. USD LIBOR + 1.75%), 3/1/27	400	393,178
UPC Financing Partnership, Term Loan, 3.397%, (1 mo. USD LIBOR + 3.00%), 1/31/29	1,500	1,487,625
Virgin Media Bristol, LLC, Term Loan, 3.647%, (1 mo. USD LIBOR + 3.25%), 1/31/29	2,500	2,483,985
		$ 6,309,635
Health Care Equipment & Supplies — 0.2%
Ortho-Clinical Diagnostics S.A., Term Loan, 3.235%, (1 mo. USD LIBOR + 3.00%), 6/30/25	$1,500	$ 1,496,601
		$ 1,496,601
Health Care Providers & Services — 0.2%
Select Medical Corporation, Term Loan, 2.71%, (1 mo. USD LIBOR + 2.25%), 3/6/25	$2,200	$ 2,179,375
		$ 2,179,375
IT Services — 0.2%
Asurion, LLC, Term Loan, 3.582%, (1 mo. USD LIBOR + 3.13%), 11/3/23	$1,643	$ 1,635,068
		$ 1,635,068
Life Sciences Tools & Services — 0.5%
Avantor Funding, Inc., 2.75%, (1 mo. USD LIBOR + 2.25%, Floor 0.50%), 11/8/27	$2,488	$ 2,472,470
ICON Luxembourg S.a.r.l.:
Term Loan, 3.313%, (3 mo. USD LIBOR + 2.25%), 7/3/28	1,710	1,702,835
Term Loan, 3.313%, (3 mo. USD LIBOR + 2.25%), 7/3/28	426	424,262
		$ 4,599,567
Media — 0.2%
CSC Holdings, LLC, Term Loan, 2.647%, (1 mo. USD LIBOR + 2.25%), 7/17/25	$2,177	$ 2,147,207
		$ 2,147,207
Professional Services — 0.2%
Trans Union, LLC, Term Loan, 12/1/28(10)	$2,500	$ 2,482,813
		$ 2,482,813
Borrower/Description	Principal Amount (000's omitted)	Value
Real Estate Management & Development — 0.1%
Cushman & Wakefield U.S. Borrower, LLC, Term Loan, 3.207%, (1 mo. USD LIBOR + 2.75%), 8/21/25	$1,489	$ 1,471,163
		$ 1,471,163
Software — 0.2%
SS&C European Holdings S.a.r.l., Term Loan, 2.207%, (1 mo. USD LIBOR + 1.75%), 4/16/25	$715	$ 705,918
SS&C Technologies, Inc., Term Loan, 2.207%, (1 mo. USD LIBOR + 1.75%), 4/16/25	881	869,593
		$ 1,575,511
Trading Companies & Distributors — 0.1%
Avolon TLB Borrower 1 (US), LLC, Term Loan, 2.50%, (1 mo. USD LIBOR + 1.75%, Floor 0.75%), 1/15/25	$1,301	$ 1,285,000
		$ 1,285,000
Total Senior Floating-Rate Loans (identified cost $32,167,204)		$ 32,161,035

Sovereign Government Bonds — 1.3%

Security	Principal Amount (000's omitted)	Value
Kreditanstalt fuer Wiederaufbau, 2.00%, 9/29/22	$12,674	$ 12,729,432
Total Sovereign Government Bonds (identified cost $12,792,169)		$ 12,729,432

U.S. Treasury Obligations — 10.7%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes:
0.125%, 11/30/22	$7,600	$ 7,539,983
0.125%, 12/31/22	99,500	98,539,756
Total U.S. Treasury Obligations (identified cost $106,244,102)		$106,079,739

10
See Notes to Financial Statements.

Calvert
Ultra-Short Duration Income Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

Short-Term Investments — 1.0%
Affiliated Fund — 0.8%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.14%(11)	8,054,901	$ 8,054,095
Total Affiliated Fund (identified cost $8,053,533)		$ 8,054,095
Securities Lending Collateral — 0.2%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.29%(12)	1,528,105	$ 1,528,105
Total Securities Lending Collateral (identified cost $1,528,105)		$ 1,528,105
Total Short-Term Investments (identified cost $9,581,638)		$ 9,582,200
Total Investments — 100.7% (identified cost $1,005,309,105)		$994,896,497
Other Assets, Less Liabilities — (0.7)%		$ (6,961,709)
Net Assets — 100.0%		$ 987,934,788

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2022, the aggregate value of these securities is $434,073,764 or 43.9% of the Fund's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at March 31, 2022.
(3)	Represents an investment in an issuer that may be deemed to be an affiliate (see Note 8).
(4)	All or a portion of this security was on loan at March 31, 2022. The aggregate market value of securities on loan at March 31, 2022 was $1,521,907.
(5)	Security converts to variable rate after the indicated fixed-rate coupon period.
(6)	When-issued, variable rate security whose interest rate will be determined after March 31, 2022.
(7)	May be deemed to be an affiliated company (see Note 8).
(8)	Restricted security. Total market value of restricted securities amounts to $951,930, which represents 0.1% of the net assets of the Fund as of March 31, 2022.
(9)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate ("LIBOR") or the Secured Overnight Financing Rate ("SOFR") and secondarily, the prime rate offered by one or more major United States banks (the "Prime Rate"). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(10)	This Senior Loan will settle after March 31, 2022, at which time the interest rate will be determined.
(11)	Affiliated investment company, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2022.
(12)	Represents investment of cash collateral received in connection with securities lending.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 5-Year Treasury Note	(64)	Short	6/30/22	$(7,340,000)	$ 175,890
					$175,890
Restricted Securities
Description	Acquisition Date	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	12/14/20	$1,000,000

11
See Notes to Financial Statements.

Calvert
Ultra-Short Duration Income Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

Abbreviations:
LIBOR	– London Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate

Currency Abbreviations:
USD	– United States Dollar
12
See Notes to Financial Statements.

Calvert
Ultra-Short Duration Income Fund
March 31, 2022
Statement of Assets and Liabilities (Unaudited)

March 31, 2022
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $965,969,056) - including $1,521,907 of securities on loan	$ 955,797,941
Investments in securities of affiliated issuers, at value (identified cost $39,340,049)	39,098,556
Cash	774,842
Deposits at broker for futures contracts	271,500
Receivable for investments sold	108,262
Receivable for capital shares sold	1,320,467
Interest receivable	1,929,818
Dividends and interest receivable - affiliated	25,510
Securities lending income receivable	308
Receivable from affiliate	22,431
Trustees' deferred compensation plan	888,927
Total assets	$1,000,238,562
Liabilities
Payable for variation margin on open futures contracts	$ 8,968
Payable for investments purchased	2,496,875
Payable for when-issued securities	5,000,000
Payable for capital shares redeemed	1,729,216
Distributions payable	44,668
Deposits for securities loaned	1,528,105
Payable to affiliates:
Investment advisory fee	222,598
Administrative fee	102,773
Distribution and service fees	74,030
Sub-transfer agency fee	22,132
Trustees' deferred compensation plan	888,927
Accrued expenses	185,482
Total liabilities	$ 12,303,774
Net Assets	$ 987,934,788
Sources of Net Assets
Paid-in capital	$ 1,014,657,728
Accumulated loss	(26,722,940)
Net Assets	$ 987,934,788
Class A Shares
Net Assets	$ 340,398,813
Shares Outstanding	34,714,696
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 9.81
Class I Shares
Net Assets	$ 523,838,755
Shares Outstanding	53,412,368
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 9.81
13
See Notes to Financial Statements.

Calvert
Ultra-Short Duration Income Fund
March 31, 2022
Statement of Assets and Liabilities (Unaudited) — continued

March 31, 2022
Class R6 Shares
Net Assets	$ 123,697,220
Shares Outstanding	12,621,793
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 9.80
14
See Notes to Financial Statements.

Calvert
Ultra-Short Duration Income Fund
March 31, 2022
Statement of Operations (Unaudited)

Six Months Ended
March 31, 2022
Investment Income
Dividend income - affiliated issuers	$ 10,271
Interest and other income	5,566,751
Interest income - affiliated issuers	161,110
Securities lending income, net	2,021
Total investment income	$ 5,740,153
Expenses
Investment advisory fee	$ 1,300,252
Administrative fee	600,349
Distribution and service fees:
Class A	438,057
Trustees' fees and expenses	20,272
Custodian fees	10,738
Transfer agency fees and expenses	306,414
Accounting fees	112,462
Professional fees	26,074
Registration fees	48,210
Reports to shareholders	19,767
Miscellaneous	18,442
Total expenses	$ 2,901,037
Waiver and/or reimbursement of expenses by affiliate	$ (123,075)
Net expenses	$ 2,777,962
Net investment income	$ 2,962,191
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$ (778,796)
Investment securities - affiliated issuers	(14,242)
Futures contracts	774,090
Net realized loss	$ (18,948)
Change in unrealized appreciation (depreciation):
Investment securities	$ (12,818,776)
Investment securities - affiliated issuers	(178,484)
Futures contracts	(2,681)
Net change in unrealized appreciation (depreciation)	$(12,999,941)
Net realized and unrealized loss	$(13,018,889)
Net decrease in net assets from operations	$(10,056,698)
15
See Notes to Financial Statements.

Calvert
Ultra-Short Duration Income Fund
March 31, 2022
Statements of Changes in Net Assets

	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 2,962,191	$ 6,477,621
Net realized loss	(18,948)	(497,543)
Net change in unrealized appreciation (depreciation)	(12,999,941)	7,914,977
Net increase (decrease) in net assets from operations	$ (10,056,698)	$ 13,895,055
Distributions to shareholders:
Class A	$ (945,575)	$ (2,250,040)
Class I	(2,167,517)	(5,048,977)
Class R6	(414,962)	(454,567)
Total distributions to shareholders	$ (3,528,054)	$ (7,753,584)
Capital share transactions:
Class A	$ 13,477,478	$ 32,604,228
Class I	(74,675,201)	111,407,610
Class R6	41,564,138	48,472,166
Net increase (decrease) in net assets from capital share transactions	$ (19,633,585)	$ 192,484,004
Net increase (decrease) in net assets	$ (33,218,337)	$ 198,625,475
Net Assets
At beginning of period	$1,021,153,125	$ 822,527,650
At end of period	$ 987,934,788	$1,021,153,125
16
See Notes to Financial Statements.

Calvert
Ultra-Short Duration Income Fund
March 31, 2022
Financial Highlights

	Class A
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30,
		2021	2020	2019	2018 (1)	2017 (1)
Net asset value — Beginning of period	$ 9.94	$ 9.86	$ 9.98	$ 9.99	$ 10.01	$ 9.99
Income (Loss) From Operations
Net investment income(2)	$ 0.02	$ 0.06	$ 0.15	$ 0.24	$ 0.17	$ 0.12
Net realized and unrealized gain (loss)	(0.12)	0.09	(0.12)	— (3)	(0.01)	0.02
Total income (loss) from operations	$ (0.10)	$ 0.15	$ 0.03	$ 0.24	$ 0.16	$ 0.14
Less Distributions
From net investment income	$ (0.03)	$ (0.07)	$ (0.15)	$ (0.25)	$ (0.18)	$ (0.12)
From net realized gain	—	—	—	—	— (4)	—
Total distributions	$ (0.03)	$ (0.07)	$ (0.15)	$ (0.25)	$ (0.18)	$ (0.12)
Net asset value — End of period	$ 9.81	$ 9.94	$ 9.86	$ 9.98	$ 9.99	$ 10.01
Total Return(5)	(1.04)% (6)	1.55%	0.35%	2.46%	1.65%	1.42%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$340,399	$331,648	$296,786	$311,980	$378,257	$440,440
Ratios (as a percentage of average daily net assets):(7)
Total expenses	0.75% (8)	0.76%	0.76%	0.79%	0.77%	0.82%
Net expenses	0.72% (8)	0.72%	0.72%	0.74%	0.77%	0.79%
Net investment income	0.43% (8)	0.58%	1.48%	2.44%	1.73%	1.18%
Portfolio Turnover	46% (6)	92% (9)	128% (9)	85%	105%	107%

(1)	Per share data reflects a 1.5615-for-1 share split effective June 15, 2018.
(2)	Computed using average shares outstanding.
(3)	Amount is less than $0.005.
(4)	Amount is less than $(0.005).
(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(6)	Not annualized.
(7)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(8)	Annualized.
(9)	Includes the effect of To Be Announced (TBA) transactions.
17
See Notes to Financial Statements.

Calvert
Ultra-Short Duration Income Fund
March 31, 2022
Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30,
		2021	2020	2019	2018 (1)	2017 (1)
Net asset value — Beginning of period	$ 9.94	$ 9.86	$ 9.98	$ 9.99	$ 10.01	$ 9.98
Income (Loss) From Operations
Net investment income(2)	$ 0.03	$ 0.08	$ 0.17	$ 0.27	$ 0.21	$ 0.15
Net realized and unrealized gain (loss)	(0.12)	0.10	(0.11)	— (3)	(0.03)	0.03
Total income (loss) from operations	$ (0.09)	$ 0.18	$ 0.06	$ 0.27	$ 0.18	$ 0.18
Less Distributions
From net investment income	$ (0.04)	$ (0.10)	$ (0.18)	$ (0.28)	$ (0.20)	$ (0.15)
From net realized gain	—	—	—	—	— (4)	—
Total distributions	$ (0.04)	$ (0.10)	$ (0.18)	$ (0.28)	$ (0.20)	$ (0.15)
Net asset value — End of period	$ 9.81	$ 9.94	$ 9.86	$ 9.98	$ 9.99	$ 10.01
Total Return(5)	(0.92)% (6)	1.80%	0.60%	2.75%	1.89%	1.75%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$523,839	$605,831	$490,798	$576,065	$540,507	$96,906
Ratios (as a percentage of average daily net assets):(7)
Total expenses	0.50% (8)	0.51%	0.51%	0.54%	0.53%	0.48%
Net expenses	0.47% (8)	0.47%	0.47%	0.48%	0.50%	0.46%
Net investment income	0.67% (8)	0.82%	1.75%	2.70%	2.10%	1.51%
Portfolio Turnover	46% (6)	92% (9)	128% (9)	85%	105%	107%

(1)	Per share data reflects a 1.5625-for-1 share split effective June 15, 2018.
(2)	Computed using average shares outstanding.
(3)	Amount is less than $0.005.
(4)	Amount is less than $(0.005).
(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(6)	Not annualized.
(7)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(8)	Annualized.
(9)	Includes the effect of To Be Announced (TBA) transactions.
18
See Notes to Financial Statements.

Calvert
Ultra-Short Duration Income Fund
March 31, 2022
Financial Highlights — continued

	Class R6
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30,			Period Ended September 30,
		2021	2020	2019	2018 (1)(2)
Net asset value — Beginning of period	$ 9.93	$ 9.86	$ 9.98	$ 9.99	$ 10.01
Income (Loss) From Operations
Net investment income(3)	$ 0.04	$ 0.08	$ 0.18	$ 0.27	$ 0.21
Net realized and unrealized gain (loss)	(0.13)	0.09	(0.12)	— (4)	(0.02)
Total income (loss) from operations	$ (0.09)	$ 0.17	$ 0.06	$ 0.27	$ 0.19
Less Distributions
From net investment income	$ (0.04)	$ (0.10)	$ (0.18)	$ (0.28)	$ (0.21)
From net realized gain	—	—	—	—	— (5)
Total distributions	$ (0.04)	$ (0.10)	$ (0.18)	$ (0.28)	$ (0.21)
Net asset value — End of period	$ 9.80	$ 9.93	$ 9.86	$ 9.98	$ 9.99
Total Return(6)	(0.90)% (7)	1.75%	0.64%	2.76%	1.90% (7)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$123,697	$83,675	$34,944	$50,650	$17,570
Ratios (as a percentage of average daily net assets):(8)
Total expenses	0.45% (9)	0.46%	0.47%	0.50%	0.48% (9)
Net expenses	0.43% (9)	0.43%	0.43%	0.44%	0.48% (9)
Net investment income	0.73% (9)	0.82%	1.85%	2.72%	2.07% (9)
Portfolio Turnover	46% (7)	92% (10)	128% (10)	85%	105% (11)

(1)	Per share data reflects a 1.5629-for-1 share split on June 15, 2018.
(2)	For the period from the commencement of operations, October 3, 2017, to September 30, 2018.
(3)	Computed using average shares outstanding.
(4)	Amount is less than $0.005.
(5)	Amount is less than $(0.005).
(6)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(7)	Not annualized.
(8)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(9)	Annualized.
(10)	Includes the effect of To Be Announced (TBA) transactions.
(11)	For the year ended September 30, 2018.
19
See Notes to Financial Statements.

Calvert
Ultra-Short Duration Income Fund
March 31, 2022
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert Ultra-Short Duration Income Fund (the Fund) is a diversified series of The Calvert Fund (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek to maximize income, to the extent consistent with preservation of capital, through investment in short-term bonds and income-producing securities. The Fund invests primarily in investment grade, U.S. dollar denominated debt securities.
The Fund offers three classes of shares. Class A shares are sold at net asset value and are not subject to a sales charge. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Debt Securities. Debt securities are generally valued based on valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Senior Floating-Rate Loans. Interests in senior floating-rate loans for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service, and are categorized as Level 2 in the hierarchy.
Affiliated Fund. Calvert Cash Reserves Fund, LLC (Cash Reserves Fund) is an affiliated investment company managed by Calvert Research and Management (CRM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day and are categorized as Level 2 in the hierarchy. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.
Other Securities. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund's adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public
20

Calvert
Ultra-Short Duration Income Fund
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of March 31, 2022, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$ 196,287,155	$ —	$ 196,287,155
Collateralized Mortgage Obligations	—	56,924,907	—	56,924,907
Commercial Mortgage-Backed Securities	—	81,752,433	—	81,752,433
Corporate Bonds	—	498,427,666	—	498,427,666
High Social Impact Investments	—	951,930	—	951,930
Senior Floating-Rate Loans	—	32,161,035	—	32,161,035
Sovereign Government Bonds	—	12,729,432	—	12,729,432
U.S. Treasury Obligations	—	106,079,739	—	106,079,739
Short-Term Investments:
Affiliated Fund	—	8,054,095	—	8,054,095
Securities Lending Collateral	1,528,105	—	—	1,528,105
Total Investments	$1,528,105	$993,368,392	$ —	$994,896,497
Futures Contracts	$ 175,890	$ —	$ —	$ 175,890
Total	$1,703,995	$993,368,392	$ —	$995,072,387
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Non-cash dividends are recorded at the fair value of the securities received. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. The Fund may earn certain fees in connection with its investments in senior floating-rate loans. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees, which are recorded to income as earned.
C  Share Class Accounting— Realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
D  Senior Floating-Rate Loans— The Fund may invest in direct debt instruments, which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investment in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower of the loan. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of such payments by the lender from the borrower. The Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is issuing the participation interest.
E  Futures Contracts— The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening
21

Calvert
Ultra-Short Duration Income Fund
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
F  Restricted Securities— The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of the Schedule of Investments.
G  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund declares income distributions daily to shareholders of record at the time of declaration and generally pays them monthly. The Fund makes distributions of net realized capital gains, if any, at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
H  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
I   Indemnifications— Under the Trust’s organizational document, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and provides that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders or former shareholders. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
J  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
K  When-Issued Securities and Delayed Delivery Transactions— The Fund may purchase securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract. A forward purchase commitment may be closed by entering into an offsetting commitment. If an offsetting commitment is entered into, the Fund will realize a gain or loss on investments based on the price established when the Fund entered into the commitment.
L  Interim Financial Statements— The interim financial statements relating to March 31, 2022 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
22

Calvert
Ultra-Short Duration Income Fund
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

2  Related Party Transactions
The investment advisory fee is earned by CRM, an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to and including $1 billion	0.26%
Over $1 billion	0.25%
For the six months ended March 31, 2022, the investment advisory fee amounted to $1,300,252 or 0.26% (annualized) of the Fund’s average daily net assets. CRM does not receive a fee for advisory services provided to Cash Reserves Fund.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.72%, 0.47% and 0.43% for Class A, Class I and Class R6, respectively, of such class's average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after January 31, 2023. For the six months ended March 31, 2022, CRM waived or reimbursed expenses of $123,075.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class I and Class R6 and is payable monthly. For the six months ended March 31, 2022, CRM was paid administrative fees of $600,349.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2022 amounted to $438,057 for Class A shares.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2022, sub-transfer agency fees and expenses incurred to EVM amounted to $26,816 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Trustee of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $214,000 ($154,000 prior to January 1, 2022), plus an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee. The Board chair receives an additional $30,000 annual fee, Committee chairs receive an additional $6,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Trustees may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Trustees. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Trustees’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Trustees of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
During the six months ended March 31, 2022, the cost of purchases and proceeds from sales of investments, other than U.S. government and agency securities and short-term securities and including maturities, paydowns and principal repayments on senior floating-rate loans, were $442,957,905 and $355,126,658, respectively. Purchases and sales of U.S. government and agency securities, including paydowns, were $34,972,412 and $29,967,035, respectively.
4  Distributions to Shareholders and Income Tax Information
At September 30, 2021, the Fund, for federal income tax purposes, had deferred capital losses of $15,503,947 which would reduce the Fund's taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund's next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at September 30, 2021, $8,227,085 are short-term and $7,276,862 are long-term.
23

Calvert
Ultra-Short Duration Income Fund
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at March 31, 2022, as determined on a federal income tax basis, were as follows:
Aggregate cost	$1,005,588,240
Gross unrealized appreciation	$ 589,999
Gross unrealized depreciation	(11,105,852)
Net unrealized depreciation	$ (10,515,853)
5  Financial Instruments
A summary of futures contracts outstanding at March 31, 2022 is included in the Schedule of Investments. During the six months ended March 31, 2022, the Fund used futures contracts to hedge interest rate risk and to manage duration.
At March 31, 2022, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk was as follows:
Derivative	Statement of Assets and Liabilities Caption	Assets	Liabilities
Futures contracts	Accumulated loss	$175,890 (1)	$ —

(1)	Only the current day's variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended March 31, 2022 was as follows:
Statement of Operations Caption
Derivative	Net realized gain (loss): Futures contracts	Change in unrealized appreciation (depreciation): Futures contracts
Futures contracts	$ 774,090	$ (2,681)
The average notional cost of futures contracts (short) outstanding during the six months ended March 31, 2022 was approximately $24,597,000.
6  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At March 31, 2022, the total value of securities on loan, including accrued interest, was $1,524,999 and the total value of collateral received was $1,554,381, comprised of cash of $1,528,105 and U.S. government and/or agencies securities of $26,276.
24

Calvert
Ultra-Short Duration Income Fund
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2022.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Corporate Bonds	$1,528,105	$ —	$ —	$ —	$1,528,105
The carrying amount of the liability for deposits for securities loaned at March 31, 2022 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2022.
7  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in an $800 million unsecured line of credit with a group of banks, which is in effect through October 25, 2022. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2021, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings outstanding pursuant to its line of credit at March 31, 2022. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2022.
8  Affiliated Issuers and Funds
The Fund has invested a portion of its assets in notes (the Notes) issued by Calvert Impact Capital, Inc. (CIC) pursuant to exemptive relief granted by the U.S. Securities and Exchange Commission (the SEC). There are certain potential points of affiliation between the Fund and CIC. CRM has licensed use of the Calvert name to CIC and provides other types of support. CRM’s President and Chief Executive Officer (and the only director/trustee on the Fund Board that is an “interested person” of the Fund) serves on the CIC Board. In addition, another director/trustee on the Fund Board serves as a director emeritus on the CIC Board.
In addition to the Notes, the Fund invested in issuers that may be deemed to be affiliated with Morgan Stanley. At March 31, 2022, the value of the Fund's investment in the Notes and affiliated issuers and funds was $39,098,556, which represents 4.0% of the Fund's net assets. Transactions in the Notes and affiliated issuers and funds by the Fund for the six months ended March 31, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/Units, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Capital I Trust:
Series 2017-CLS, Class A, 1.097%, (1 mo. USD LIBOR + 0.70%), 11/15/34	$10,068,189	$ 2,106,364	$ —	$ —	$ (52,434)	$ 12,121,069	$ 45,669	$ 12,174,000
Series 2017-CLS, Class B, 1.247%, (1 mo. USD LIBOR + 0.85%), 11/15/34	11,694,229	—	—	—	(64,267)	11,629,507	58,502	11,690,000
Series 2019-BPR, Class A, 1.797%, (1 mo. USD LIBOR + 1.40%), 5/15/36	6,367,606	—	—	—	(24,954)	6,341,955	49,439	6,420,000
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(1)	982,830	—	—	—	(30,900)	951,930	7,500	1,000,000
25

Calvert
Ultra-Short Duration Income Fund
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/Units, end of period
Short-Term Investments
Calvert Cash Reserves Fund, LLC	$66,868,535	$422,116,010	$(480,910,279)	$ (14,242)	$ (5,929)	$ 8,054,095	$ 10,271	8,054,901
Totals				$(14,242)	$(178,484)	$39,098,556	$171,381

(1)	Restricted security.
9  Capital Shares
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes.
Transactions in capital shares for the six months ended March 31, 2022 and the year ended September 30, 2021 were as follows:
	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021
	Shares	Amount	Shares	Amount
Class A
Shares sold	6,748,102	$ 66,873,682	12,160,121	$ 120,763,022
Reinvestment of distributions	91,279	901,803	214,067	2,125,323
Shares redeemed	(5,497,959)	(54,298,007)	(9,094,134)	(90,284,117)
Net increase	1,341,422	$ 13,477,478	3,280,054	$ 32,604,228
Class I
Shares sold	15,158,861	$ 149,895,912	43,389,045	$ 431,093,359
Reinvestment of distributions	191,749	1,895,032	417,763	4,148,423
Shares redeemed	(22,891,569)	(226,466,145)	(32,609,188)	(323,834,172)
Net increase (decrease)	(7,540,959)	$ (74,675,201)	11,197,620	$ 111,407,610
Class R6
Shares sold	8,785,196	$ 86,814,732	5,412,732	$ 53,744,357
Reinvestment of distributions	42,054	414,878	45,787	454,384
Shares redeemed	(4,631,519)	(45,665,472)	(577,640)	(5,726,575)
Net increase	4,195,731	$ 41,564,138	4,880,879	$ 48,472,166
10  Risks and Uncertainties
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Fund's performance, or the performance of the securities in which the Fund invests.
26

Calvert
Ultra-Short Duration Income Fund
March 31, 2022
Officers and Trustees

Officers
Hope L. Brown Chief Compliance Officer
Deidre E. Walsh Vice President, Secretary and Chief Legal Officer
James F. Kirchner Treasurer
Trustees
Alice Gresham Bullock Chairperson
Richard L. Baird, Jr.
Cari M. Dominguez
John G. Guffey, Jr.
Miles D. Harper, III
Joy V. Jones
John H. Streur*
Anthony A. Williams
*Interested Trustee and President
27

Calvert Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■
investment experience and risk tolerance
■
checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com

28

Calvert Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■
buy securities from us or make a wire transfer
■
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■
affiliates from using your information to market to you
■
sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
29

Calvert Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Calvert website at www.calvert.com, by calling Calvert at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
30

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser and Administrator
Calvert Research and Management
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24184     3.31.22

Item 2. Code of Ethics.

Not required in this filing.

Item 3. Audit Committee Financial Expert.

Not required in this filing.

Item 4. Principal Accountant Fees and Services.

Not required in this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Please see schedule of investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

No material changes.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 Act, as amended (the “1940 Act”) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (“Exchange Act”), as of a date within 90 days of the filing date of this report.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1)	Registrant’s Code of Ethics- Not applicable (please see Item 2)

(a)(2)(i)	President’s Section 302 certification.

(a)(2)(ii)	Treasurer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Calvert Fund

By:	/s/ John H. Streur
John H. Streur
President

Date: May 24, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John H. Streur
John H. Streur
President

Date: May 24, 2022

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date: May 24, 2022